UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Annual Report
3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	1.16	2.02	7.72	1.16	10.50	110.38

Class B1	0.58	1.87	7.14	0.58	9.70	99.29

Class C1	4.58	2.23	7.13	4.58	11.65	99.20

Class I1,2	6.81	3.46	8.64	6.81	18.55	129.04

Class R1[1,2]	5.99	2.62	7.56	5.99	13.82	107.16

Class R2[1,2]	6.23	1.79	6.74	6.23	9.25	92.03

Class R3[1,2]	6.09	2.74	7.67	6.09	14.45	109.34

Class R4[1,2]	6.50	3.05	8.00	6.50	16.24	115.81

Class R5[1,2]	6.74	3.35	8.31	6.74	17.93	122.25

Class R6[1,2]	6.86	3.49	8.69	6.86	18.71	130.04

Class T1,2	1.05	1.67	7.16	1.05	8.64	99.66

Class ADV[1,2]	6.59	3.21	8.37	6.59	17.09	123.42

Class NAV[1,2]	6.94	3.54	8.73	6.94	18.98	131.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.25	2.05	2.09	0.89	1.70	1.45	1.60	1.20	1.00	0.86	1.35	1.14	0.78
Gross (%)	1.25	2.05	2.09	0.89	7.01	2.73	15.84	15.34	15.05	1.56	1.35	1.33	0.78

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Rainier Growth Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	3-31-03	$19,929	$19,929	$22,678	$22,866

Class C3	3-31-03	19,920	19,920	22,678	22,866

Class I2	3-31-03	22,904	22,904	22,678	22,866

Class R1[2]	3-31-03	20,716	20,716	22,678	22,866

Class R2[2]	3-31-03	19,203	19,203	22,678	22,866

Class R3[2]	3-31-03	20,934	20,934	22,678	22,866

Class R4[2]	3-31-03	21,581	21,581	22,678	22,866

Class R5[2]	3-31-03	22,225	22,225	22,678	22,866

Class R6[2]	3-31-03	23,004	23,004	22,678	22,866

Class T2	3-31-03	19,966	21,021	22,678	22,866

Class ADV[2]	3-31-03	22,342	22,342	22,678	22,866

Class NAV[2]	3-31-03	23,102	23,102	22,678	22,866

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On that date, the Predecessor Fund’s Original class shares and Institutional class shares were exchanged for Class A and Class I shares, respectively, of John Hancock Rainier Growth Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of the Predecessor fund’s Original shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV, Class NAV and Class R2 shares, as applicable. Class T shares were first offered on 10-6-08. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of the Predecessor Funds Original class shares, first offered on 6-15-00, and the returns of the fund’s Class A shares (from inception, 4-28-08) which have been recalculated to apply the estimated fees and expenses of Class R6 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | Rainier Growth Fund	7

Management’s discussion of
Fund performance

From the Portfolio Management Team
Rainier Investment Management, Inc.

U.S. equities posted strong returns for the year ended March 31, 2013. Gains came in the third quarter of 2012 upon further intervention by central banks to help stimulate global economic growth, and again in early 2013, following a legislative agreement to stave off automatic federal tax increases and spending cuts in the U.S. Improving U.S. economic data, continued low interest rates and reasonable stock valuations also helped. The S&P 500 Index finished the 12-month period up 13.96%. For the 12 months ended March 31, 2013, John Hancock Rainier Growth Fund’s Class A shares returned 6.48%, excluding sales charges. Over the same period, the Fund’s benchmark, the Russell 1000 Growth Index, climbed 10.09%, and its peer group, the Morningstar, Inc. large growth funds category, advanced 8.43%.†

Security selection detracted versus the benchmark index, particularly in the information technology sector. Individual disappointments included social networking site Facebook, Inc., whose stock sank amid worries over a drop in user activity, and shares of data storage leader EMC Corp., which fell as corporate spending on technology slowed. An investment in wide area network optimization company Riverbed Technology, Inc. also detracted from performance due to an earnings miss and a large acquisition. We sold the position before period end. Stock picks in the consumer discretionary sector further hindered performance. By contrast, investments in financials and materials aided relative performance. Top individual contributors included biotechnology leader Gilead Sciences, Inc. within health care, whose shares rallied sharply thanks to positive test results for its new hepatitis C treatment. The stock of online retailer eBay, Inc. within consumer discretionary gained from shifting to a pay-it-now format and expanding its PayPal payment system.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Growth stocks may be subject to greater price fluctuations because their prices tend to place more emphasis on earnings expectations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Rainier Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,070.00	$6.40

Class B	1,000.00	1,064.90	10.71

Class C	1,000.00	1,064.90	10.71

Class I	1,000.00	1,071.40	4.70

Class R1	1,000.00	1,067.40	8.76

Class R2	1,000.00	1,068.30	7.48

Class R3	1,000.00	1,068.00	8.25

Class R4	1,000.00	1,069.70	6.19

Class R5	1,000.00	1,071.10	5.16

Class R6	1,000.00	1,071.40	4.44

Class T	1,000.00	1,069.10	6.91

Class ADV	1,000.00	1,070.10	5.88

Class NAV	1,000.00	1,072.10	4.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Rainier Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,018.70	$6.24

Class B	1,000.00	1,014.60	10.45

Class C	1,000.00	1,014.60	10.45

Class I	1,000.00	1,020.40	4.58

Class R1	1,000.00	1,016.50	8.55

Class R2	1,000.00	1,017.70	7.29

Class R3	1,000.00	1,017.00	8.05

Class R4	1,000.00	1,018.90	6.04

Class R5	1,000.00	1,019.90	5.04

Class R6	1,000.00	1,020.60	4.33

Class T	1,000.00	1,018.20	6.74

Class ADV	1,000.00	1,019.20	5.74

Class NAV	1,000.00	1,021.00	3.98

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 2.08%, 2.08%, 0.91%, 1.70%, 1.45%, 1.60%, 1.20%, 1.00% 0.86%, 1.34%, 1.14% and 0.79% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Rainier Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (27.5% of Net Assets on 3-31-13)[1,2]

Google, Inc., Class A	4.4%	QUALCOMM, Inc.	2.5%

Apple, Inc.	3.8%	Visa, Inc., Class A	2.3%

Amazon.com, Inc.	2.8%	Accenture PLC, Class A	2.3%

Gilead Sciences, Inc.	2.7%	Anheuser-Busch InBev NV, ADR	2.1%

Comcast Corp., Class A	2.5%	The Walt Disney Company	2.1%

Sector Composition[1,3]

Information Technology	28.7%	Materials	5.6%

Consumer Discretionary	20.3%	Financials	4.4%

Health Care	13.7%	Energy	3.5%

Industrials	11.5%	Telecommunication Services	2.5%

Consumer Staples	9.5%	Short-Term Investments & Other	0.3%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 Growth stocks may be subject to greater price fluctuations because their prices tend to place more emphasis on earnings expectations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | Rainier Growth Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value
Common Stocks 99.7%	$1,063,697,410

(Cost $868,440,998)

Consumer Discretionary 20.3%		217,170,997

Hotels, Restaurants & Leisure 0.6%

Starwood Hotels & Resorts Worldwide, Inc.	100,180	6,384,470

Internet & Catalog Retail 3.8%

Amazon.com, Inc. (I)	110,570	29,465,799

priceline.com, Inc. (I)	16,740	11,515,948

Media 8.4%

CBS Corp., Class B	444,280	20,743,433

Comcast Corp., Class A	632,420	26,567,964

Discovery Communications, Inc., Class A (I)	194,430	15,309,418

Liberty Global, Inc., Class A (I)	72,370	5,311,958

The Walt Disney Company	387,780	22,025,904

Multiline Retail 0.9%

Nordstrom, Inc.	181,740	10,037,500

Specialty Retail 2.6%

The Home Depot, Inc.	259,750	18,125,355

Tractor Supply Company	90,960	9,471,665

Textiles, Apparel & Luxury Goods 4.0%

Michael Kors Holdings, Ltd. (I)	215,890	12,260,393

NIKE, Inc., Class B	264,370	15,600,474

Ralph Lauren Corp.	84,760	14,350,716

Consumer Staples 9.5%		101,290,389

Beverages 3.6%

Anheuser-Busch InBev NV, ADR	222,210	22,121,006

Diageo PLC, ADR	128,800	16,208,192

Food & Staples Retailing 4.0%

Costco Wholesale Corp.	159,940	16,971,233

CVS Caremark Corp.	275,240	15,135,448

Whole Foods Market, Inc.	126,690	10,990,358

Household Products 0.2%

Church & Dwight Company, Inc.	33,290	2,151,533

Personal Products 1.7%

The Estee Lauder Companies, Inc., Class A (L)	276,630	17,712,619

12	Rainier Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Energy 3.5%		$36,988,038

Energy Equipment & Services 2.6%

Cameron International Corp. (I)	157,920	10,296,384

Schlumberger, Ltd.	226,410	16,955,845

Oil, Gas & Consumable Fuels 0.9%

Anadarko Petroleum Corp.	111,330	9,735,809

Financials 4.4%		46,576,374

Capital Markets 2.9%

T. Rowe Price Group, Inc.	192,220	14,391,511

The Goldman Sachs Group, Inc.	109,720	16,145,298

Diversified Financial Services 1.5%

IntercontinentalExchange, Inc. (I)(L)	98,360	16,039,565

Health Care 13.7%		146,700,719

Biotechnology 5.1%

BioMarin Pharmaceutical, Inc. (I)	157,420	9,800,969

Celgene Corp. (I)	140,720	16,310,855

Gilead Sciences, Inc. (I)(L)	589,190	28,829,067

Health Care Equipment & Supplies 0.9%

Intuitive Surgical, Inc. (I)	19,400	9,529,086

Health Care Providers & Services 1.3%

Catamaran Corp. (I)	258,800	13,724,164

Life Sciences Tools & Services 1.0%

Illumina, Inc. (I)(L)	197,990	10,691,460

Pharmaceuticals 5.4%

Actavis, Inc. (I)	114,420	10,539,226

Allergan, Inc. (L)	186,635	20,834,065

Novo Nordisk A/S, ADR	120,660	19,486,590

Shire PLC, ADR	76,130	6,955,237

Industrials 11.5%		122,824,905

Aerospace & Defense 3.6%

Honeywell International, Inc.	229,730	17,310,156

Precision Castparts Corp.	110,810	21,011,792

Electrical Equipment 3.3%

AMETEK, Inc.	452,035	19,600,238

Eaton Corp. PLC	253,890	15,550,763

Machinery 1.9%

Cummins, Inc.	173,950	20,145,150

Professional Services 1.1%

Verisk Analytics, Inc., Class A (I)	185,760	11,448,389

Road & Rail 1.6%

Kansas City Southern	160,130	17,758,417

See notes to financial statements	Annual report | Rainier Growth Fund	13

		Shares	Value
Information Technology 28.7%			$306,037,582

Communications Equipment 2.5%

BancTec, Inc. (I)(S)		197,026	321,152

QUALCOMM, Inc.		394,700	26,425,165

Computers & Peripherals 5.2%

Apple, Inc.		91,500	40,500,645

EMC Corp. (I)		650,755	15,546,537

Electronic Equipment, Instruments & Components 0.7%

Trimble Navigation, Ltd. (I)		250,720	7,511,571

Internet Software & Services 6.7%

eBay, Inc. (I)		225,090	12,204,380

Facebook, Inc., Class A (I)		481,060	12,305,515

Google, Inc., Class A (I)		59,110	46,935,113

IT Services 7.6%

Accenture PLC, Class A		328,620	24,965,261

Mastercard, Inc., Class A (L)		40,040	21,666,845

Teradata Corp. (I)(L)		154,540	9,042,135

Visa, Inc., Class A (L)		147,255	25,009,789

Software 6.0%

Citrix Systems, Inc. (I)		146,850	10,596,696

Intuit, Inc. (L)		173,550	11,393,558

Red Hat, Inc. (I)		200,430	10,133,741

Salesforce.com, Inc. (I)(L)		86,780	15,518,867

SAP AG, ADR (L)		198,170	15,960,612

Materials 5.6%			59,446,672

Chemicals 4.7%

Ecolab, Inc.		143,190	11,480,974

LyondellBasell Industries NV, Class A		171,850	10,876,387

Monsanto Company		183,000	19,330,290

Praxair, Inc.		75,060	8,372,192

Metals & Mining 0.9%

Freeport-McMoRan Copper & Gold, Inc.		283,590	9,386,829

Telecommunication Services 2.5%			26,661,734

Diversified Telecommunication Services 1.1%

American Tower Corp.		151,150	11,626,458

Wireless Telecommunication Services 1.4%

Crown Castle International Corp. (I)		215,900	15,035,276

	Yield (%)	Shares	Value
Securities Lending Collateral 12.3%			$131,096,084

(Cost $131,083,568)

John Hancock Collateral Investment Trust (W)	0.2481 (Y)	13,098,213	131,096,084

14	Rainier Growth Fund | Annual report	See notes to financial statements

	Yield (%)	Shares	Value
Short-Term Investments 0.5%			$5,829,607

(Cost $5,829,607)

Money Market Funds 0.5%			5,829,607

State Street Institutional US Government
Money Market Fund	0.0241 (Y)	5,829,607	5,829,607

Total investments (Cost $1,005,354,173)† 112.5%		$1,200,623,101

Other assets and liabilities, net (12.5%)			($133,162,578)

Total net assets 100.0%		$1,067,460,523

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,010,395,877. Net unrealized appreciation aggregated $190,227,224, of which $200,796,581 related to appreciated investment securities and $10,569,357 related to depreciated investment securities.

See notes to financial statements	Annual report | Rainier Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $874,270,605) including
$126,109,699 of securities loaned	$1,069,527,017
Investments in affiliated issuers, at value (Cost $131,083,568)	131,096,084

Total investments, at value (Cost $1,005,354,173)	1,200,623,101
Receivable for investments sold	9,312,302
Receivable for fund shares sold	841,937
Dividends and interest receivable	778,539
Receivable for securities lending income	14,334
Receivable due from advisor	2,282
Other receivables and prepaid expenses	160,493

Total assets	1,211,732,988

Liabilities

Payable for investments purchased	11,987,538
Payable for fund shares repurchased	858,592
Payable upon return of securities loaned	131,088,795
Payable to affiliates
Accounting and legal services fees	20,509
Transfer agent fees	80,015
Trustees’ fees	52,449
Other liabilities and accrued expenses	184,567

Total liabilities	144,272,465

Net assets	1,067,460,523

Net assets consist of

Paid-in capital	$905,704,568
Undistributed net investment income	540,400
Accumulated net realized gain (loss) on investments	(34,053,373)
Net unrealized appreciation (depreciation) on investments	195,268,928

Net assets	$1,067,460,523

16	Rainier Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($355,873,849 ÷ 14,635,671 shares)[1]	$24.32
Class B ($20,255,902 ÷ 863,384 shares)[1]	$23.46
Class C ($17,372,688 ÷ 740,849 shares)[1]	$23.45
Class I ($112,651,238 ÷ 4,542,364 shares)	$24.80
Class R1 ($388,320 ÷ 16,249 shares)	$23.90
Class R2 ($110,133 ÷ 4,454.34 shares)	$24.72
Class R3 ($106,975 ÷ 4,452 shares)	$24.03
Class R4 ($109,271 ÷ 4,478 shares)	$24.40
Class R5 ($110,186 ÷ 4,460 shares)	$24.71
Class R6 ($4,122,236 ÷ 165,927 shares)	$24.84
Class T ($72,926,416 ÷ 3,021,867 shares)	$24.13
Class ADV ($20,374,314 ÷ 829,382 shares)	$24.57
Class NAV ($463,058,995 ÷ 18,625,094 shares)	$24.86

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.60
Class T (net asset value per share ÷ 95%)[2]	$25.40

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Rainier Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,208,382
Securities lending	233,184
Interest	1,247
Less foreign taxes withheld	(75,267)

Total investment income	13,367,546

Expenses

Investment management fees	8,250,073
Distribution and service fees	1,531,734
Accounting and legal services fees	222,673
Transfer agent fees	1,085,704
Trustees’ fees	73,155
State registration fees	193,968
Printing and postage	91,919
Professional fees	102,553
Custodian fees	130,899
Registration and filing fees	58,988
Other	49,534

Total expenses	11,791,200
Less expense reductions	(127,752)

Net expenses	11,663,448

Net investment income	1,704,098

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	157,793,592
Investments in affiliated issuers	(3,963)

157,789,629
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(99,636,272)
Investments in affiliated issuers	(2,680)

(99,638,952)

Net realized and unrealized gain	58,150,677

Increase in net assets from operations	$59,854,775

18	Rainier Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income (loss)	$1,704,098	($2,801,661)
Net realized gain	157,789,629	120,269,463
Change in net unrealized appreciation (depreciation)	(99,638,952)	(57,579,735)

Increase in net assets resulting from operations	59,854,775	59,888,067

Distributions to shareholders
From net investment income
Class I	(133,627)	—
Class R5	(50)	—
Class R6	(4,078)	—
Class NAV	(612,300)	—

Total distributions	(750,055)	—

From Fund share transactions	(250,750,666)	(422,108,385)

Total decrease	(191,645,946)	(362,220,318)

Net assets

Beginning of year	1,259,106,469	1,621,326,787

End of year	$1,067,460,523	$1,259,106,469

Undistributed (accumulated distributions in excess of) net
investment income	$540,400	($746,014)

See notes to financial statements	Annual report | Rainier Growth Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.84	$21.32	$18.31	$12.84	$20.91
Net investment income (loss)[2]	(0.01)	(0.09)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.49	1.61	3.07	5.50	(8.06)
Total from investment operations	1.48	1.52	3.01	5.47	(8.07)
Net asset value, end of period	$24.32	$22.84	$21.32	$18.31	$12.84
Total return (%)[3,4]	6.48	7.13	16.44	42.60	(38.59)

Ratios and supplemental data

Net assets, end of period (in millions)	$356	$369	$413	$384	$193
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.27	1.30	1.45	1.47
Expenses net of fee waivers	1.25	1.27	1.30	1.38	1.18
Expenses net of fee waivers and credits	1.25	1.27	1.30	1.34	1.18
Net investment loss	(0.04)	(0.45)	(0.33)	(0.18)	(0.04)
Portfolio turnover (%)	92	90	90	102	101

1 After the close of business on 4-25-08, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS B SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.22	$20.90	$18.10	$12.79	$22.46
Net investment loss[2]	(0.19)	(0.25)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	1.43	1.57	3.01	5.46	(9.58)
Total from investment operations	1.24	1.32	2.80	5.31	(9.67)
Net asset value, end of period	$23.46	$22.22	$20.90	$18.10	$12.79
Total return (%)[3,4]	5.58	6.32	15.47	41.52	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$25	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06	2.07	2.13	2.45	2.82[6]
Expenses net of fee waivers	2.06	2.07	2.10	2.11	2.05[6]
Expenses net of fee waivers and credits	2.06	2.07	2.10	2.09	2.04[6]
Net investment loss	(0.86)	(1.24)	(1.13)	(0.94)	(0.75)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class B shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.21	$20.90	$18.10	$12.79	$22.46
Net investment loss[2]	(0.19)	(0.26)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	1.43	1.57	3.01	5.46	(9.58)
Total from investment operations	1.24	1.31	2.80	5.31	(9.67)
Net asset value, end of period	$23.45	$22.21	$20.90	$18.10	$12.79
Total return (%)[3,4]	5.58	6.27	15.47	41.52	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$20	$22	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07	2.11	2.16	2.34	2.82[6]
Expenses net of fee waivers	2.07	2.10	2.10	2.21	2.05[6]
Expenses net of fee waivers and credits	2.07	2.10	2.10	2.09	2.04[6]
Net investment loss	(0.88)	(1.27)	(1.13)	(0.93)	(0.77)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class C shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.24	$21.61	$18.50	$12.92	$20.98
Net investment income (loss)[2]	0.06	(0.02)	0.02	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.52	1.65	3.11	5.54	(8.09)
Total from investment operations	1.58	1.63	3.13	5.58	(8.05)
Less distributions
From net investment income	(0.02)	—	(0.02)	—[3]	(0.01)
Net asset value, end of period	$24.80	$23.24	$21.61	$18.50	$12.92
Total return (%)[4]	6.81	7.54	16.93	43.20	(38.36)

Ratios and supplemental data

Net assets, end of period (in millions)	$113	$256	$237	$208	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.91	0.86	0.90	0.86
Expenses net of fee waivers and credits	0.91	0.91	0.86	0.90	0.86
Net investment income (loss)	0.25	(0.08)	0.10	0.26	0.22
Portfolio turnover (%)	92	90	90	102	101

1 After the close of business on 4-25-08, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Rainier Growth Fund	21

CLASS R1 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.55	$21.14	$18.23	$12.84	$22.46
Net investment loss[2]	(0.11)	(0.17)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.46	1.58	3.05	5.50	(9.54)
Total from investment operations	1.35	1.41	2.91	5.39	(9.62)
Net asset value, end of period	$23.90	$22.55	$21.14	$18.23	$12.84
Total return (%)[3]	5.99	6.67	15.96	41.98	(42.83)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.79	7.03	8.39	13.91	8.70[6]
Expenses net of fee waivers and credits	1.70	1.70	1.72	1.78	1.64[6]
Net investment loss	(0.49)	(0.86)	(0.75)	(0.65)	(0.50)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class R1 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R2 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$23.27	$22.45
Net investment income (loss)[2]	(0.06)	—[3]
Net realized and unrealized gain on investments	1.51	0.82
Total from investment operations	1.45	0.82
Net asset value, end of period	$24.72	$23.27
Total return (%)[4]	6.23	3.65[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.41	15.96[7]
Expenses net of fee waivers and credits	1.45	1.45[7]
Net investment loss	(0.24)	(0.12)[7]
Portfolio turnover (%)	92	90[8]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

22	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.65	$21.21	$18.27	$12.85	$22.46
Net investment loss[2]	(0.09)	(0.16)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.47	1.60	3.06	5.49	(9.55)
Total from investment operations	1.38	1.44	2.94	5.42	(9.61)
Net asset value, end of period	$24.03	$22.65	$21.21	$18.27	$12.85
Total return (%)[3]	6.09	6.79	16.09	42.18	(42.79)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.02	15.86	16.72	13.68	8.57[6]
Expenses net of fee waivers and credits	1.60	1.59	1.61	1.62	1.54[6]
Net investment loss	(0.39)	(0.76)	(0.64)	(0.46)	(0.40)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class R3 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R4 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.91	$21.40	$18.38	$12.88	$22.46
Net investment income (loss)[2]	—[3]	(0.10)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.49	1.61	3.08	5.53	(9.56)
Total from investment operations	1.49	1.51	3.02	5.50	(9.58)
Net asset value, end of period	$24.40	$22.91	$21.40	$18.38	$12.88
Total return (%)[4]	6.50	7.06	16.43	42.70	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.55	15.46	16.45	13.33	8.26[7]
Expenses net of fee waivers and credits	1.22	1.29	1.31	1.32	1.24[7]
Net investment income (loss)	0.01	(0.46)	(0.34)	(0.16)	(0.10)[7]
Portfolio turnover (%)	92	90	90	102	101[8]

1 The inception date for Class R4 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Annual report | Rainier Growth Fund	23

CLASS R5 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.16	$21.56	$18.47	$12.91	$22.46
Net investment income (loss)[2]	0.05	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.51	1.63	3.12	5.54	(9.57)
Total from investment operations	1.56	1.60	3.10	5.56	(9.54)
Less distributions
From net investment income	(0.01)	—	(0.01)	—[3]	(0.01)
Net asset value, end of period	$24.71	$23.16	$21.56	$18.47	$12.91
Total return (%)[4]	6.74	7.42	16.78	43.07	(42.48)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.16	15.07	16.17	12.97	7.95[7]
Expenses net of fee waivers and credits	1.00	0.99	1.01	1.02	0.94[7]
Net investment income	0.21	(0.16)	(0.03)	0.14	0.20[7]
Portfolio turnover (%)	92	90	90	102	101[8]

1 The inception date for Class R5 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R6 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$23.27	$20.01
Net investment income[2]	0.08	0.03
Net realized and unrealized gain on investments	1.51	3.23
Total from investment operations	1.59	3.26
Less distributions
From net investment income	(0.02)	—
Net asset value, end of period	$24.84	$23.27
Total return (%)[3]	6.86	16.29[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.58[5]
Expenses net of fee waivers and credits	0.86	0.86[5]
Net investment income	0.34	0.20[5]
Portfolio turnover (%)	92	90[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

24	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS T SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.69	$21.20	$18.24	$12.86	$16.59
Net investment loss[2]	(0.03)	(0.11)	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	1.47	1.60	3.05	5.49	(3.68)
Total from investment operations	1.44	1.49	2.96	5.38	(3.73)
Net asset value, end of period	$24.13	$22.69	$21.20	$18.24	$12.86
Total return (%)[3,4]	6.35	7.03	16.23	41.84	(22.48)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$73	$77	$83	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.37	1.47	1.84	2.07[6]
Expenses net of fee waivers	1.33	1.37	1.47	1.84	1.99[6]
Expenses net of fee waivers and credits	1.33	1.37	1.47	1.84	1.98[6]
Net investment loss	(0.13)	(0.54)	(0.50)	(0.69)	(0.74)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class T shares is 10-6-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS ADV SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.05	$21.49	$18.43	$12.90	$22.46
Net investment income (loss)[2]	0.02	(0.06)	(0.03)	—[3]	(0.01)
Net realized and unrealized gain (loss) on investments	1.50	1.62	3.09	5.53	(9.55)
Total from investment operations	1.52	1.56	3.06	5.53	(9.56)
Net asset value, end of period	$24.57	$23.05	$21.49	$18.43	$12.90
Total return (%)[4]	6.59	7.26	16.60	42.87	(42.56)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$20	$22	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.35	1.37	1.25	1.14[6]
Expenses net of fee waivers and credits	1.14	1.14	1.14	1.14	1.14[6]
Net investment income (loss)	0.08	(0.31)	(0.17)	0.01	(0.04)[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class ADV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Annual report | Rainier Growth Fund	25

CLASS NAV SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.28	$21.63	$18.51	$12.91	$22.46
Net investment income[2]	0.09	0.01	0.03	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.52	1.64	3.11	5.55	(9.57)
Total from investment operations	1.61	1.65	3.14	5.60	(9.53)
Less distributions
From net investment income	(0.03)	—	(0.02)	—[3]	(0.02)
Net asset value, end of period	$24.86	$23.28	$21.63	$18.51	$12.91
Total return (%)[4]	6.94	7.63	17.00	43.38	(42.44)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$463	$487	$813	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.80	0.80	0.82	0.83[6]
Expenses net of fee waivers and credits	0.79	0.80	0.80	0.82	0.83[6]
Net investment income	0.39	0.05	0.16	0.33	0.26[6]
Portfolio turnover (%)	92	90	90	102	101[7]

1 The inception date for Class NAV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

26	Rainier Growth Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B, Class T and Class ADV shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of

Annual report | Rainier Growth Fund	27

the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$217,170,997	$217,170,997	—	—
Consumer Staples	101,290,389	101,290,389	—	—
Energy	36,988,038	36,988,038	—	—
Financials	46,576,374	46,576,374	—	—
Health Care	146,700,719	146,700,719	—	—
Industrials	122,824,905	122,824,905	—	—
Information Technology	306,037,582	305,716,430	—	$321,152
Materials	59,446,672	59,446,672	—	—
Telecommunication
Services	26,661,734	26,661,734	—	—
Securities Lending
Collateral	131,096,084	131,096,084	—	—
Short-Term Investments	5,829,607	5,829,607	—	—

Total Investments in
Securities	$1,200,623,101	$1,200,301,949	—	$321,152

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short-term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

28	Rainier Growth Fund | Annual report

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $2,289. For the year ended March 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $34,031,547 available to offset future net realized capital gains as of March 31, 2013. The following details the capital loss carryforward available as of March 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2016	2017	2018

$10,450,734	$8,874,309	$14,706,504

Annual report | Rainier Growth Fund	29

Availability of a certain amount of the loss carryforwards, which was acquired in a merger, may be limited in a given year.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and March 31, 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$750,055	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $591,111 and $5,019,878 of undistributed ordinary income and long-term capital gain, respectively.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor based on aggregate net assets of the Fund and John Hancock Growth Equity Trust (Growth Equity). Growth Equity is a series of John Hancock Variable Insurance Trust (JHVIT), an affiliate of the Fund, managed by the Advisor. The management fee is equivalent, on an annual basis, to the sum of: (a) 0.730% of the first $3,000,000,000 of the Funds’ aggregate net assets; (b) 0.725% of the next $3,000,000,000; and (c) 0.700% of the Funds’ aggregate net assets in excess of $6,000,000,000. The Advisor has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

30	Rainier Growth Fund | Annual report

The Advisor has agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 2.10%, 1.70%, 1.45%, 1.60%, 1.20%, 1.00%, 0.86%, 1.40% and 1.14% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2013 for Class A, Class B, Class C and Class T shares and June 30, 2014 for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.04% and 1.30% for Class I and Class R4 shares, respectively.

For the year ended March 31, 2013, expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	—
Class C	—
Class I	—
Class R1	$12,665
Class R2	19,348
Class R3	13,313
Class R4	13,359
Class R5	13,407
Class R6	18,671
Class T	—
Class ADV	36,905
Class NAV	—
Total	$127,668

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.72% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 and Class R2 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

Annual report | Rainier Growth Fund	31

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

The Fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. This expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the Fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $84 for the year ended March 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $270,525 for the year ended March 31, 2013. Of this amount, $43,482 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $206,523 was paid as sales commissions to broker-dealers and $20,520 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $3,513, $30,948 and $695 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

32	Rainier Growth Fund | Annual report

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$870,452	$656,343	$23,481	$49,873
Class B	218,485	41,236	14,441	2,360
Class C	177,266	33,443	14,442	2,512
Class I	—	182,203	17,296	9,297
Class R1	1,772	89	13,441	182
Class R2	255	29	19,528	208
Class R3	496	28	13,491	100
Class R4	252	29	13,491	101
Class R5	—	29	13,491	101
Class R6	—	1,135	19,660	637
Class T	214,973	135,123	15,899	21,966
Class ADV	47,783	36,017	15,307	4,582
Total	$1,531,734	$1,085,704	$193,968	$91,919

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and March 31, 2012 were as follows:

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,459,590	$55,505,262	2,982,111	$60,697,246
Repurchased	(3,962,238)	(89,534,415)	(6,197,404)	(126,529,063)

Net decrease	(1,502,648)	($34,029,153)	(3,215,293)	($65,831,817)

Class B shares

Sold	100,853	$2,195,177	155,579	$3,179,748
Repurchased	(368,746)	(8,048,812)	(484,924)	(9,781,399)

Net decrease	(267,893)	($5,853,635)	(329,345)	($6,601,651)

Class C shares

Sold	34,781	$764,812	48,801	$987,160
Repurchased	(181,088)	(3,932,366)	(200,676)	(4,023,972)

Net decrease	(146,307)	($3,167,554)	(151,875)	($3,036,812)

Class I shares

Sold	1,284,922	$29,260,470	3,692,205	$79,386,454
Distributions reinvested	5,669	130,574	—	—
Repurchased	(7,763,269)	(179,262,056)	(3,646,337)	(75,657,265)

Net increase (decrease)	(6,472,678)	($149,871,012)	45,868	$3,729,189

Annual report | Rainier Growth Fund	33

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	4,312	$97,671	1,655	$34,233
Repurchased	(479)	(11,060)	(120)	(2,418)

Net increase	3,833	$86,611	1,535	$31,815

Class R2 shares[1]

Sold	—	—	4,454	$100,000

Net increase	—	—	4,454	$100,000

Class R4 shares

Sold	26	$577	—	—

Net increase	26	$577	—	—

Class R5 shares

Distributions reinvested	2	50	—	—

Net increase	2	$50	—	—

Class R6 shares[2]

Sold	5,445	$124,800	201,117	$4,115,663
Distributions reinvested	177	4,078	—	—
Repurchased	(19,869)	(459,000)	(20,943)	(463,792)

Net increase (decrease)	(14,247)	($330,122)	180,174	$3,651,871

Class T shares

Sold	46,822	$1,041,302	59,064	$1,198,635
Repurchased	(424,692)	(9,484,303)	(588,255)	(12,008,541)

Net decrease	(377,870)	($8,443,001)	(529,191)	($10,809,906)

Class ADV shares

Sold	200,655	$4,623,049	307,836	$6,173,627
Repurchased	(258,405)	(5,908,494)	(454,933)	(9,293,059)

Net increase	(57,750)	($1,285,445)	(147,097)	($3,119,432)

Class NAV shares

Sold	4,043,108	$92,780,115	553,245	$11,322,437
Distributions reinvested	26,529	612,300	—	—
Repurchased	(6,377,748)	(141,250,397)	(17,225,950)	(351,544,079)

Net decrease	(2,308,111)	($47,857,982)	(16,672,705)	($340,221,642)

Net decrease	(11,143,643)	($250,750,666)	(20,813,475)	($422,108,385)

1 The inception date for Class R2 shares is 3-1-12.

2 The inception date for Class R6 shares is 9-1-11.

There were no Fund share transactions for the years ended March 31, 2013 and March 31, 2012 for Class R3 shares.

Affiliates of the Fund owned 55%, 100%, 100%, 99%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5 and Class NAV shares, respectively, on March 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,027,416,400 and $1,269,684,871, respectively, for the year ended March 31, 2013.

34	Rainier Growth Fund | Annual report

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended March 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	7.0%
John Hancock Lifestyle Balanced Portfolio	14.7%
John Hancock Lifestyle Growth Portfolio	18.3%

Annual report | Rainier Growth Fund	35

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Rainier Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Rainier Growth Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

36	Rainier Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | Rainier Growth Fund	37

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Rainier Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

38	Rainier Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | Rainier Growth Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

40	Rainier Growth Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Rainier Growth Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

42	Rainier Growth Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Rainier Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Rainier Growth Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	334A 3/13
MF138243	5/13

John Hancock

Leveraged Companies Fund

Annual Report

3.31.13

John Hancock Leveraged Companies Fund

Table of Contents

Management’s discussion of Fund performance	Page 3
A look at performance	Page 4
Your expenses	Page 6
Portfolio summary	Page 7
Fund’s investments	Page 8
Financial statements	Page 12
Financial highlights	Page 15
Notes to financial statements	Page 19
Special Shareholder Meeting	Page 27
Trustees and Officers	Page 28
More information	Page 32

John Hancock Leveraged Companies Fund

Management’s Discussion of Fund Performance
By John Hancock Asset Management a division of Manulife Asset Management
(US) LLC

Risk assets such as stocks and credit-sensitive bonds enjoyed solid performance during the 12 months ended March 31, 2013, benefiting from the U.S. Federal Reserve’s current monetary policy and improving U.S. economic growth. The appeal of stocks and corporate bonds revolved around the health of corporate America, as well as yields and return potential that were attractive relative to those available on government-backed securities. U.S. equity indexes reached new record levels, topping the highs last seen prior to the 2008 financial crisis, while high-yield corporate bonds were the best performing broad segment of the taxable fixed-income universe.

For the 12 months ended March 31, 2013, John Hancock Leveraged Companies Fund’s Class A shares posted total returns of 25.30%, excluding sales charges. That significantly outperformed the 15.23% return of the Fund’s benchmark, the Credit Suisse Leveraged Equity Index, the 13.96% return of the broad S&P 500 Index, the 13.06% return of the Bank of America Merrill Lynch U.S. High Yield Master II Index and the 10.26% average return of the aggressive allocation funds tracked by Morningstar, Inc. †

The Fund managed positive, double-digit gains thanks to significant contributions from a range of investments. The largest contributor was a stake in Sirius XM Radio, Inc., which is enjoying rapid subscriber growth, is profitable, has a large suite of exclusive content offerings and is demonstrating improving credit metrics. Other cable and media companies that made notable contributions included Sirius XM Canada Holdings, Inc., Cablevision Systems Corp., Charter Communications, Inc., Sinclair Broadcast Group, Inc. and DISH Network Corp. Air Canada also contributed, benefiting from the industry trend toward consolidation, rising fees and higher revenue per seat mile flown. We sold Charter Communications and Sinclair Broadcast Group during the period.

In a period of such solid results, few of the Fund’s holdings detracted meaningfully from performance. A leading detractor for the period was defense contractor Colt Defense LLC, which struggled with the prospect of shrinking federal expenditures. Stakes in auto parts manufacturer Federal-Mogul Corp. and packaging company Sealed Air Corp. both detracted modestly from performance. We sold Colt Defense and Sealed Air.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of f uture events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales ch arges. Actual load-adjusted performance is lower.

3

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	1-year	5-year	10-year	Since inception [1]

Class A	19.01	—	—	7.77	19.01	—	—	44.47

Class B	19.41	—	—	7.85	19.41	—	—	45.00

Class C	23.44	—	—	8.13	23.44	—	—	46.89

Class I2	25.78	—	—	9.29	25.78	—	—	54.82

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)*	6.92	7.62	7.62	6.42

* Excludes voluntary fee waivers.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

Leveraged Companies Fund | Annual report

4

		With
		maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class B	5-1-08	$14,500	$14,700	$10,716	$12,648	$16,408

Class C3	5-1-08	14,689	14,689	10,716	12,648	16,408

Class I2	5-1-08	15,482	15,482	10,716	12,648	16,408

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 5-1-08.
2 For certain types of investors, as described in the Fund’s prospectuses.
3 The contingent deferred sales charge is not applicable.

Annual report | Leveraged Companies Fund

5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

● Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

● Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,246.90	$7.62

Class B	1,000.00	1,242.90	11.52

Class C	1,000.00	1,241.90	11.51

Class I	1,000.00	1,249.30	5.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,018.20	$6.84

Class B	1,000.00	1,014.70	10.35

Class C	1,000.00	1,014.70	10.35

Class I	1,000.00	1,019.90	5.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.06%, 2.06% and 1.00% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

Portfolio Summary

Top 10 Holdings (40.8% of Net Assets on 3-31-13)[1,2]

Greektown Superholdings, Inc., Series A (Preferred)	8.1%
Air Canada, Class A	6.7%
Cablevision Systems Corp., Class A	5.1%
Sirius XM Radio, Inc.	3.9%
General Motors Company	3.0%
Thompson Creek Metals Company, Inc.	3.0%
Rock-Tenn Company, Class A	3.0%
TAL International Group, Inc.	2.9%
Beazer Homes USA, Inc.	2.8%
Lear Corp.	2.3%

Sector Composition[1,3]
Consumer Discretionary	45.5%
Industrials	16.8%
Materials	16.2%
Energy	6.4%
Financials	4.4%
Consumer Staples	2.0%
Information Technology	1.3%
Utilities	0.5%
Health Care	0.5%
Short-Term Investments & Other	6.4%

Portfolio Composition[1]
Common Stocks	81.3%
Preferred Securities	10.4%
Convertible Bonds	1.4%
Investment Companies	0.4%
Warrants	0.1%
Short-Term Investments & Other	6.4%

1 As a percentage of net assets on 3-31-13.
2 Cash and cash equivalents not included.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors.

Annual Report | Leveraged Companies Fund

7

Fund’s investments
As of 3-31-13

	Shares	Value

Common Stocks 81.3%		$1,412,721

(Cost $1,066,897)

Consumer Discretionary 34.1%		593,080

Auto Components 8.0%
Autoliv, Inc. (L)	150	10,371
Cooper Tire & Rubber Company	700	17,962
Dana Holding Corp.	765	13,640
Exide Technologies (I)	4,570	12,339
Federal-Mogul Corp. (I)(L)	800	4,824
Lear Corp.	740	40,604
TRW Automotive Holdings Corp. (I)	700	38,500

Automobiles 3.0%
General Motors Company (I)	1,900	52,854

Hotels, Restaurants & Leisure 1.0%
Greektown Superholdings, Inc. (I)	92	8,280
The Wendy's Company (L)	1,485	8,420
Trump Entertainment Resorts, Inc. (I)	260	1,040

Household Durables 6.6%
Beazer Homes USA, Inc. (I)(L)	3,065	48,550
Lennar Corp., Class A (L)	900	37,332
Standard Pacific Corp. (I)	3,300	28,512

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	2,886
Liberty Ventures, Series A (I)	9	680

Media 15.3%
AMC Networks, Inc., Class A (I)	302	19,080
Cablevision Systems Corp., Class A (L)	5,971	89,326
CC Media Holdings, Inc., Class A (I)	6,250	19,375
Cinemark Holdings, Inc.	100	2,944
DISH Network Corp., Class A	513	19,443
Liberty Media Corp. (I)	126	14,065
Media General, Inc., Class A (I)	500	2,970
Sirius XM Canada Holdings, Inc.	4,441	28,110
Sirius XM Radio, Inc.	22,137	68,182
Starz - Liberty Capital (I)	126	2,791

Consumer Staples 2.0%		34,530

Household Products 2.0%
Harbinger Group, Inc. (I)	2,125	17,553
Spectrum Brands Holdings, Inc.	300	16,977

Energy 6.2%		107,530

Energy Equipment & Services 1.4%
Vantage Drilling Company (I)(L)	13,705	23,984

Oil, Gas & Consumable Fuels 4.8%
Arch Coal, Inc. (L)	6,470	35,132
Chesapeake Energy Corp. (L)	1,930	39,391
Peabody Energy Corp.	160	3,384
SandRidge Energy, Inc. (I)	1,070	5,639

See notes to financial statements	Annual Report | Leveraged Companies Fund

8

Fund’s investments
As of 3-31-13

	Shares	Value

Financials 3.7%		$64,038

Capital Markets 1.4%
Solar Senior Capital, Ltd.	506	9,715
Tetragon Financial Group, Ltd.	1,391	15,199

Consumer Finance 0.6%
Discover Financial Services	215	9,641

Diversified Financial Services 0.2%
Citigroup, Inc.	78	3,451

Real Estate Management & Development 1.5%
Realogy Holdings Corp. (I)	533	26,032

Health Care 0.5%		8,680

Health Care Equipment & Supplies 0.5%
Alere, Inc. (I)	340	8,680

Industrials 16.8%		292,168

Aerospace & Defense 0.4%
Kratos Defense & Security Solutions, Inc. (I)(L)	1,300	6,539

Airlines 6.6%
Air Canada, Class A (I)	38,922	115,710

Building Products 3.1%
Masco Corp.	1,060	21,465
USG Corp. (I)	1,209	31,966

Marine 0.6%
DryShips, Inc. (I)(L)	5,600	11,424

Road & Rail 2.7%
CSX Corp.	1,517	37,364
Union Pacific Corp.	65	9,257

Trading Companies & Distributors 3.4%
TAL International Group, Inc.	1,120	50,747
United Rentals, Inc. (I)	140	7,696

Information Technology 1.3%		22,443

Computers & Peripherals 0.6%
Seagate Technology PLC	300	10,968

Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc. (I)(L)	4,500	11,475

Materials 16.2%		280,776

Chemicals 4.0%
American Pacific Corp. (I)	940	21,723
CF Industries Holdings, Inc.	40	7,615
Huntsman Corp.	525	9,760
LyondellBasell Industries NV, Class A	475	30,063

Construction Materials 0.6%
Eagle Materials, Inc.	155	10,328

Containers & Packaging 4.9%
Ball Corp.	345	16,415
Crown Holdings, Inc. (I)	400	16,644
Rock-Tenn Company, Class A	568	52,705

See notes to financial statements	Annual Report | Leveraged Companies Fund

9

Fund’s investments
As of 3-31-13

			Shares	Value
Materials (continued)

Metals & Mining 3.8%
Compass Minerals International, Inc.			170	$13,413
Thompson Creek Metals Company, Inc. (I)(L)			17,580	52,740

Paper & Forest Products 2.9%
Domtar Corp. (L)			375	29,108
Sappi, Ltd., ADR (I)			6,600	20,262

Utilities 0.5%				9,476

Independent Power Producers & Energy Traders 0.5%
Calpine Corp. (I)			460	9,476

Preferred Securities 10.4%				$180,935

(Cost $195,931)

Consumer Discretionary 10.0%				174,278

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%			126	5,482

Automobiles 1.6%
General Motors Company, Series B, 4.750%			655	28,126

Hotels, Restaurants & Leisure 8.1%
Greektown Superholdings, Inc., Series A (I)			1,563	140,670

Energy 0.2%				3,834

Oil, Gas & Consumable Fuels 0.2%
Penn Virginia Corp., 6.000%			41	3,834

Financials 0.2%				2,823

Diversified Financial Services 0.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	2,823

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.0%				$63

(Cost $28,494)

Consumer Discretionary 0.0%				63

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	63

Convertible Bonds 1.4%				$24,780

(Cost $12,637)

Consumer Discretionary 1.4%				24,780

Media 1.4%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	14,000	24,780

			Shares	Value

Investment Companies 0.4%				$6,156

(Cost $4,481)

AP Alternative Assets LP (I)			350	6,156

See notes to financial statements	Annual Report | Leveraged Companies Fund

10

Fund’s investments
As of 3-31-13

		Shares	Value

Warrants 0.1%			$806

(Cost $901)

American International Group, Inc. (Expiration Date: 1-19-21; Strike Price: $45.00) (I)		53	806

	Yield(%)	Shares	Value

Securities Lending Collateral 21.5%			$373,025

(Cost $373,020)

John Hancock Collateral Investment Trust (W)	0.2481(Y)	37,270	373,025

Total investments (Cost $1,682,361)† 115.1%			$1,998,486

Other assets and liabilities, net (15.1%)			($261,430)

Total net assets 100.0%			$1,737,056

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,687,760. Net unrealized appreciation aggregated $310,726, of which $393,030 related to appreciated investment securities and $82,304 related to depreciated investment securities.

See notes to financial statements	Annual Report | Leveraged Companies Fund

11

Financial Statements

Statement of Assets and Liabilities — 3-31-13

Assets

Investments in unaffiliated issuers, at value
(Cost $1,309,341) including $353,353 of
securities loaned	$1,625,461
Investments in affiliated issuers, at value (Cost
$373,020)	373,025

Total investments, at value (Cost $1,682,361)	1,998,486

Cash	155,335
Foreign currency, at value (Cost $1,112)	1,127
Dividends and interest receivable	1,590
Receivable for securities lending income	200
Other receivables and prepaid expenses	28
Total assets	2,156,766

Liabilities

Payable upon return of securities loaned	372,975
Payable to affiliates
Accounting and legal services fees	44
Transfer agent fees	211
Trustees' fees	11
Investment management fees	513
Other liabilities and accrued expenses	45,956

Total liabilities	419,710

Net assets	1,737,056

Net assets consist of

Paid-in capital	$1,395,160
Accumulated distributions in excess of net
investment income	(377)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	26,133
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	316,140

Net assets	$1,737,056

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($380,213 ÷ 29,830 shares)[1]	$12.75
Class B ($367,353 ÷ 28,959.6 shares)[1]	$12.69
Class C ($367,333 ÷ 28,961 shares)[1]	$12.68
Class I ($622,157 ÷ 48,674 shares)	$12.78

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.42

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.
12

Statement of Operations — For the Year Ended 3-31-13

Investment income

Dividends	$21,866
Interest	2,114
Securities lending	1,933
Less foreign taxes withheld	(558)

Total investment income	25,355

Expenses

Investment management fees	11,191
Distribution and service fees	7,113
Accounting and legal services fees	287
Transfer agent fees	2,349
Trustees' fees	95
Professional fees	46,687
Custodian fees	12,431
Registration and filing fees	12,782
Other	8,048

Total expenses	100,983
Less expense reductions	(78,421)

Net expenses	22,562

Net investment income	2,793

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	257,924
Investments in affiliated issuers	18
Foreign currency transactions	(62)
257,880

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	95,914
Investments in affiliated issuers	(4)
Translation of assets and liabilities in foreign
currencies	15
95,925

Net realized and unrealized gain	353,805

Increase in net assets from operations	$356,598

See notes to financial statements.

13

Statements of Changes in Net Assets

	Year ended	Year ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$2,793	$8,436
Net realized gain (loss)	257,880	(207,749)
Change in net unrealized appreciation
(depreciation)	95,925	(19,108)

Increase (decrease) in net assets resulting
from operations	356,598	(218,421)

Distributions to shareholders
From net investment income
Class A	(1,139)	(3,546)
Class B	—	(1,329)
Class C	—	(1,329)
Class I	(3,532)	(10,214)
Total distributions	(4,671)	(16,418)

From Fund share transactions	(61,065)	(84,123)

Total increase (decrease)	290,862	(318,962)

Net assets

Beginning of year	1,446,194	1,765,156

End of year	$1,737,056	$1,446,194

Undistributed (accumulated distributions in
excess of) net investment income	($377)	$1,553

See notes to financial statements

14

Financial Highlights

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$10.21	$11.68	$10.78	$4.19	$10.00
Net investment income[2]	0.04	0.07	0.12	0.29	0.33
Net realized and unrealized gain (loss) on
investments	2.54	(1.42)	1.19	7.00	(5.83)

Total from investment operations	2.58	(1.35)	1.31	7.29	(5.50)

Less distributions
From net investment income	(0.04)	(0.12)	(0.12)	(0.54)	(0.31)
From net realized gain	—	—	(0.29)	(0.16)	—
Total distributions	(0.04)	(0.12)	(0.41)	(0.70)	(0.31)

Net asset value, end of period	$12.75	$10.21	$11.68	$10.78	$4.19

Total return (%)[3,4]	25.30	(11.33)	12.09	177.42	(55.97)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$380	$303	$342	$305	$110
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.60	6.92	7.43	10.56	13.91[6]
Expenses net of fee waivers	1.36	1.35	1.35	1.41	1.21[6]
Expenses net of fee waivers and credits	1.36	1.35	1.35	1.35	1.21[6]
Net investment income	0.34	0.66	1.07	3.63	4.87[6]
Portfolio turnover (%)	48	49	34	83	18

1 The inception date for Class A shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Financial Highlights

CLASS B SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$10.20	$11.65	$10.76	$4.19	$10.00
Net investment income (loss) [2]	(0.04)	— [3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	2.53	(1.40)	1.19	6.99	(5.82)

Total from investment operations	2.49	(1.40)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	—	(0.29)	(0.16)	—
Total distributions	—	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$12.69	$10.20	$11.65	$10.76	$4.19

Total return (%)[4,5]	24.41	(11.97)	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$367	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.30	7.62	8.13	11.27	14.58[7]
Expenses net of fee waivers	2.06	2.05	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.06	2.05	2.05	2.05	1.91[7]
Net investment income (loss)	(0.36)	(0.04)	0.37	2.93	4.16[7]
Portfolio turnover (%)	48	49	34	83	18

1 The inception date for Class B shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements

16

Financial Highlights

CLASS C SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$10.19	$11.65	$10.76	$4.19	$10.00
Net investment income (loss) [2]	(0.04)	— [3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	2.53	(1.41)	1.19	6.99	(5.82)

Total from investment operations	2.49	(1.41)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	—	(0.29)	(0.16)	—
Total distributions	—	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$12.68	$10.19	$11.65	$10.76	$4.19

Total return (%)[4,5]	24.44	(12.05)	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$367	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.30	7.62	8.13	11.27	14.59[7]
Expenses net of fee waivers	2.06	2.05	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.06	2.05	2.05	2.05	1.91[7]
Net investment income (loss)	(0.36)	(0.04)	0.37	2.93	4.16[7]
Portfolio turnover (%)	48	49	34	83	18

1 The inception date for Class C shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

17

Financial Highlights

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$10.22	$11.71	$10.79	$4.19	$10.00
Net investment income[2]	0.08	0.11	0.17	0.32	0.35
Net realized and unrealized gain (loss) on
investments	2.55	(1.44)	1.20	7.00	(5.83)

Total from investment operations	2.63	(1.33)	1.37	7.32	(5.48)

Less distributions
From net investment income	(0.07)	(0.16)	(0.16)	(0.56)	(0.33)
From net realized gain	—	—	(0.29)	(0.16)	—
Total distributions	(0.07)	(0.16)	(0.45)	(0.72)	(0.33)

Net asset value, end of period	$12.78	$10.22	$11.71	$10.79	$4.19

Total return (%)[3]	25.78	(11.07)	12.66	178.23	(55.85)[4]

Ratios and supplemental data

Net assets, end of period (in thousands)	$622	$552	$752	$433	$111
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.28	6.42	7.03	9.14	13.62[5]
Expenses net of fee waivers	1.00	0.95	0.93	1.09	0.90[5]
Expenses net of fee waivers and credits	1.00	0.95	0.93	1.04	0.90[5]
Net investment income	0.71	1.09	1.48	4.01	5.18[5]
Portfolio turnover (%)	48	49	34	83	18

1 The inception date for Class I shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements

18

Notes to financial statements

Note 1 - Organization

John Hancock Leveraged Companies Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in

19

determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	3-31-13	Price	Inputs	Inputs
Common Stocks	$1,412,721	$1,388,202	$24,519	—
Preferred Securities	180,935	33,608	147,327	—
Corporate Bonds	63	—	63	—
Convertible Bonds	24,780	—	24,780	—
Investment Companies	6,156	—	6,156	—
Warrants	806	806	—	—
Securities Lending Collateral	373,025	373,025	—	—

Total Investments in Securities	$1,998,486	$1,795,641	$202,845	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities with a market value of approximately $133,000 at the beginning of the year were transferred from Level 3 to Level 2 during the period because significant observable inputs for valuation became available.

Investment in Securities	Common Stocks	Preferred Securities	Total

Balance as of 3-31-12	$5,120	$127,416	$132,536
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(5,120)	(127,416)	(132,536)
Balance as of 3-31-13	—	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset

20

value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $886. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and March 31, 2012 was as follows:

	March 31, 2013	March 31, 2012

Ordinary Income	$4,671	$16,418

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $4,770 of undistributed ordinary income and $26,388 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in partnerships and passive foreign investment companies.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.35%, 2.05%, 2.05% and 0.99% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, acquired fund fees and short dividend expense. This voluntary expense reimbursement can be terminated at any time by the Advisor on notice to the Trust. Accordingly, these expense reductions amounted to $16,649, $16,147, $16,147 and $29,478 for Class A, Class B, Class C and Class I shares, respectively, for the year ended March 31, 2013.

22

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the year ended March 31, 2013, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, there were no CDCSs received by the Distributor for Class A, Class B or Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

23

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

CLASS	DISTRIBUTION AND SERVICE FEES	TRANSFER AGENT FEES

Class A	$953	$598

Class B	3,080	579

Class C	3,080	579

Class I	-	593

Total	$7,113	$2,349

There were no class level expenses for state registration fees or printing and postage, for the year ended March 31, 2013.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 - Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

	Year ended		Year ended
	3-31-13		3-31-12

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	101	$1,139	422	$3,546

Class B shares
Distributions reinvested	—	—	158	$1,329

Class C shares
Distributions reinvested	—	—	158	$1,329

Class I shares
Distributions reinvested	310	$3,532	1,006	$8,453
Repurchased	(5,642)	(65,736)	(11,221)	(98,780)

Net decrease	(5,332)	($62,204)	(10,215)	($90,327)

Net decrease	(5,231)	($61,065)	(9,477)	($84,123)

Affiliates of the Fund owned 100%, 100%, 100% and 62% of shares of beneficial interest of Class A, Class B, Class C and Class I, respectively, on March 31, 2013.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $704,374 and $893,387, respectively, for the year ended March 31, 2013.

24

Auditor’s report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Leveraged Companies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Leveraged Companies Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

25

Tax Information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible  shareholders  will  be  mailed  a  2013  Form  1099 DIV  in  early  2014.  This  will  reflect  the  tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

26

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Leveraged Companies Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Leveraged Companies Fund | Annual report

28

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Leveraged Companies Fund

29

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Leveraged Companies Fund | Annual report

30

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Became a Trustee of the Trust effective December 1, 2012.
3 Member of Audit Committee.
4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Leveraged Companies Fund

31

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Investment Subadviser
James R. Boyle†	John Hancock Asset Management a division of Manulife Asset
Craig Bromley†	Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered public
Thomas M. Kinzler	accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32

John Hancock

Small Cap Opportunities Fund

Annual Report

3.31.13

John Hancock Small Cap Opportunities Fund

Table of Contents

Management’s discussion of Fund performance	Page 3
A look at performance	Page 4
Your expenses	Page 6
Portfolio summary	Page 7
Fund’s investments	Page 8
Financial statements	Page 11
Financial highlights	Page 14
Notes to financial statements	Page 17
Special Shareholder Meeting	Page 25
Trustees and Officers	Page 26
More information	Page 30

John Hancock Small Cap Opportunities Fund

Management’s Discussion of Fund Performance
By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The U.S. equity market posted double-digit gains for the year ended March 31, 2013. The bulk of the market rally occurred during the last half of the one-year period thanks to improving U.S. economic conditions and the resolution of several uncertainties that had contributed to meaningful market volatility during the first six months of the period. These included the U.S. presidential election, the fiscal cliff and additional economic stimulus measures from the U.S. Federal Reserve. For the full 12-month period, the S&P 500 Index gained 13.96%. Small-cap and mid-cap stocks outperformed their large-cap counterparts during the period, while value shares outpaced growth-oriented issues across all market capitalizations.

Fund performance

For the year ended March 31, 2013, John Hancock Small Cap Opportunities Fund’s Class A shares posted a total return of 5.87%, excluding sales charges, trailing both the 11.57% return of the average small growth fund, according to Morningstar, Inc., † and the 14.52% return of the Fund’s benchmark, the Russell 2000 Growth Index.

The Fund’s underperformance of its benchmark index and peer group average for the one-year period was driven primarily by poor stock selection, which detracted in seven of 10 market sectors. Security selection in the materials and health care sectors had the biggest negative impact on relative results. Among individual holdings, the most notable detractors included specialty mattress maker Tempur-Pedic International, Inc., an out-of-index holding whose stock declined nearly 70% in the period; online liquidation auction company Liquidity Services, Inc.; and electronic payment services provider VeriFone Systems, Inc. We sold Tempur-Pedic and VeriFone during the year.

Although the Fund significantly lagged its benchmark, there were some positives, including stock selection in the information technology sector. The top individual performance contributors in this sector were industrial machinery maker 3D Systems Corp., which we sold, and online genealogy company Ancestry.com, Inc., which was acquired by a private equity firm.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

3

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]
Class A	0.57	—	—	19.09	0.57	—	—	110.03

Class C	4.08	—	—	19.70	4.08	—	—	114.59

Class I2	6.29	—	—	21.01	6.29	—	—	124.76

Performance figures assume all distribtions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I
Net/Gross (%)*	3.60	4.30	3.20

* Excludes voluntary fee waivers.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

Small Cap Opportunities Fund | Annual report
4

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3	1-2-09	$21,459	$21,459	$21,863

Class I2	1-2-09	22,476	22,476	21,863

Russell 2000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 1-2-09.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | Small Cap Opportunities Fund
5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,083.90	$8.31

Class C	1,000.00	1,079.70	11.93

Class I	1,000.00	1,086.30	6.45

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,017.00	$8.05

Class C	1,000.00	1,013.50	11.55

Class I	1,000.00	1,018.70	6.24

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30% and 1.24% for Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

Portfolio Summary

Top 10 Holdings (31.6% of Total Investments on 3-31-2013)[1,2]

CoStar Group, Inc.	3.9%
HomeAway, Inc.	3.4%
Align Technology, Inc.	3.4%
KVH Industries, Inc.	3.4%
Acuity Brands, Inc.	3.3%
Bottomline Technologies, Inc.	3.2%
TreeHouse Foods, Inc.	3.0%
Ultimate Software Group, Inc.	2.8%
Clean Harbors, Inc.	2.7%
Cepheid, Inc.	2.5%

Sector Composition[1,2,3]
Information Technology	29.2%
Industrials	23.5%
Health Care	22.0%
Consumer Discretionary	12.2%
Consumer Staples	6.4%
Energy	4.8%
Materials	1.0%
Financials	0.9%

1As a percentage of total investments on 3-31-13

2Cash and cash equivalents not included.

3 Investments in smaller companies may involve greater risks than those in larger, more well-known companies. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors.

Annual Report | Small Cap Opportunities Fund
7

Fund’s investments
As of 3-31-13

	Shares	Value

Common Stocks 102.3%		$3,376,764

(Cost $2,693,200)

Consumer Discretionary 12.5%		411,689

Household Durables 0.9%
iRobot Corp. (I)	1,085	27,841

Internet & Catalog Retail 3.5%
HomeAway, Inc. (I)	3,548	115,310

Media 1.0%
IMAX Corp. (I)	1,283	34,295

Specialty Retail 4.1%
Hibbett Sports, Inc. (I)	1,296	72,926
Lumber Liquidators Holdings, Inc. (I)	257	18,047
Restoration Hardware Holdings, Inc. (I)	583	20,405
Tile Shop Holdings, Inc. (I)	1,172	24,624

Textiles, Apparel & Luxury Goods 3.0%
Fifth & Pacific Companies, Inc. (I)	1,751	33,059
G-III Apparel Group, Ltd. (I)	665	26,673
Tumi Holdings, Inc. (I)	1,839	38,509

Consumer Staples 6.5%		215,951

Food & Staples Retailing 2.7%
Pricesmart, Inc.	359	27,941
United Natural Foods, Inc. (I)	1,254	61,697

Food Products 3.8%
Annie's, Inc. (I)	691	26,438
TreeHouse Foods, Inc. (I)	1,533	99,875

Energy 4.9%		160,894

Energy Equipment & Services 2.7%
Dril-Quip, Inc. (I)	339	29,551
Geospace Technologies Corp. (I)	230	24,822
Lufkin Industries, Inc.	537	35,651

Oil, Gas & Consumable Fuels 2.2%
Americas Petrogas, Inc. (I)	27,604	52,444
Ivanhoe Energy, Inc. (I)	28,347	18,426

Financials 1.0%		33,312

Capital Markets 1.0%
Solar Senior Capital, Ltd.	1,735	33,312

Health Care 22.5%		742,795

Biotechnology 4.2%
Alkermes PLC (I)	1,645	39,003
Ariad Pharmaceuticals, Inc. (I)	788	14,255
Cepheid, Inc. (I)	2,188	83,954

Health Care Equipment & Supplies 8.6%
Align Technology, Inc. (I)	3,408	114,202
DexCom, Inc. (I)	2,292	38,322
HeartWare International, Inc. (I)	382	33,780
Neogen Corp. (I)	1,180	58,493
Thoratec Corp. (I)	1,005	37,688

See notes to Financial Statements	Annual Report | Small Cap Opportunities Fund
8

Fund’s investments
As of 3-31-13

	Shares	Value

Health Care (continued)

Health Care Providers & Services 2.5%
MEDNAX, Inc. (I)	935	$83,804

Health Care Technology 6.3%
athenahealth, Inc. (I)	524	50,849
HealthStream, Inc. (I)	2,348	53,863
HMS Holdings Corp. (I)	2,865	77,785
Vocera Communications, Inc. (I)	1,161	26,703

Pharmaceuticals 0.9%
Salix Pharmaceuticals, Ltd. (I)	588	30,094

Industrials 24.0%		791,981

Aerospace & Defense 3.8%
Hexcel Corp. (I)	1,668	48,389
The KEYW Holding Corp. (I)	4,665	75,246

Building Products 2.3%
Quanex Building Products Corp.	2,147	34,567
Simpson Manufacturing Company, Inc.	687	21,029
Trex Company, Inc. (I)	425	20,902

Commercial Services & Supplies 4.7%
Clean Harbors, Inc. (I)	1,591	92,421
Healthcare Services Group, Inc.	2,482	63,614

Electrical Equipment 3.4%
Acuity Brands, Inc.	1,617	112,139

Machinery 3.9%
Chart Industries, Inc. (I)	659	52,727
CLARCOR, Inc.	505	26,452
Proto Labs, Inc. (I)	503	24,697
Westport Innovations, Inc. (I)	793	23,401

Professional Services 2.4%
The Advisory Board Company (I)	1,528	80,251

Trading Companies & Distributors 3.5%
DXP Enterprises, Inc. (I)	559	41,757
MRC Global, Inc. (I)	2,259	74,389

Information Technology 29.9%		986,044

Communications Equipment 3.5%
KVH Industries, Inc. (I)	8,403	114,029

Internet Software & Services 7.7%
CoStar Group, Inc. (I)	1,193	130,586
Dealertrack Technologies, Inc. (I)	974	28,616
Demandware, Inc. (I)	1,171	29,685
Liquidity Services, Inc. (I)	2,147	64,002

IT Services 3.2%
Cardtronics, Inc. (I)	2,044	56,128
WEX, Inc. (I)	642	50,397

Semiconductors & Semiconductor Equipment 2.0%
Cavium, Inc. (I)	893	34,657
Veeco Instruments, Inc. (I)	826	31,661

Software 13.5%
Allot Communications, Ltd. (I)	1,123	13,409

See notes to Financial Statements	Annual Report | Small Cap Opportunities Fund
9

Fund’s investments
As of 3-31-13

	Shares	Value

Information Technology (continued)

Aspen Technology, Inc. (I)	1,113	$35,939
Bottomline Technologies, Inc. (I)	3,824	109,022
BroadSoft, Inc. (I)	918	24,299
Concur Technologies, Inc. (I)	799	54,859
Monotype Imaging Holdings, Inc.	1,735	41,206
Synchronoss Technologies, Inc. (I)	1,061	32,923
Tangoe, Inc. (I)	3,224	39,945
Ultimate Software Group, Inc. (I)	909	94,681

Materials 1.0%		34,098

Metals & Mining 1.0%
Pretium Resources, Inc. (I)	4,298	34,098

Warrants 0.0%		$34

(Cost $0)

Focus Graphite, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	34

Total investments (Cost $2,693,200)† 102.3%		$3,376,798

Other assets and liabilities, net (2.3%)		($74,538)

Total net assets 100.0%		$3,302,260

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,718,343. Net unrealized appreciation aggregated $658,455, of which $751,935 related to appreciated investment securities and $93,480 related to depreciated investment securities.

See notes to Financial Statements	Annual Report | Small Cap Opportunities Fund
10

Financial Statements

Statement of Assets and Liabilities — 3-31-13

Assets

Investments, at value (Cost $2,693,200)	$3,376,798
Foreign currency, at value (Cost $3,749)	3,751
Receivable for investments sold	6,007
Dividends receivable	407
Other receivables and prepaid expenses	55

Total assets	3,387,018

Liabilities

Due to custodian	40,920
Payable to affiliates
Accounting and legal services fees	90
Transfer agent fees	531
Trustees' fees	22
Investment management fees	328
Other liabilities and accrued expenses	42,867

Total liabilities	84,758

Net assets	3,302,260

Net assets consist of

Paid-in capital	$2,464,629
Accumulated net investment loss	(44,996)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	199,027
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	683,600

Net assets	$3,302,260

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($1,105,583 ÷ 83,646 shares) [1]	$13.22
Class C ($1,073,275 ÷ 83,047 shares)[1]	$12.92
Class I ($1,123,402 ÷ 83,991 shares)	$13.38

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.92

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.
11

Statement of Operations — For the Year Ended 3-31-13

Investment income

Dividends	$16,334
Interest	439
Total investment income	16,773

Expenses

Investment management fees	35,686
Distribution and service fees	22,434
Accounting and legal services fees	704
Transfer agent fees	6,632
Trustees' fees	245
Professional fees	38,729
Custodian fees	26,233
Registration and filing fees	11,920
Other	7,997

Total expenses	150,580

Less expense reductions	(77,209)

Net expenses	73,371

Net investment loss	(56,598)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	397,919
Foreign currency transactions	(221)
397,698

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(113,071)
Translation of assets and liabilities in foreign
currencies	14
(113,057)

Net realized and unrealized gain	284,641

Increase in net assets from operations	$228,043

See notes to financial statements.
12

Statements of Changes in Net Assets

	Year ended	Year ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment loss	$(56,598)	$(59,241)
Net realized gain	397,698	275,864
Change in net unrealized appreciation
(depreciation)	(113,057)	(263,183)
Increase (decrease) in net assets resulting
from operations	228,043	(46,560)

Distributions to shareholders
From net investment income
Class A	—	(31,771)
Class B	—	(24,616)
Class C	—	(24,616)
Class I	—	(35,481)
From net realized gain
Class A	(31,643)	(177,977)
Class B	(31,396)	(177,486)
Class C	(31,396)	(177,486)
Class I	(31,785)	(178,309)
Total distributions	(126,220)	(827,742)

From Fund share transactions	(942,914)	827,742

Total decrease	(841,091)	(46,560)

Net assets

Beginning of year	4,143,351	4,189,911
End of year	$3,302,260	$4,143,351

Accumulated net investment loss	$(44,996)	$(85,345)

See notes to financial statements.
13

Financial Highlights

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$12.90	$17.18	$14.49	$9.39	$10.00
Net investment loss[2]	(0.14)	(0.19)	(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on
investments	0.85	(0.67)	4.88	6.35	(0.58)
Total from investment operations	0.71	(0.86)	4.72	6.21	(0.61)

Less distributions
From net investment income	—	(0.52)	(0.08)	—	—
From net realized gain	(0.39)	(2.90)	(1.95)	(1.11)	—
Total distributions	(0.39)	(3.42)	(2.03)	(1.11)	—

Net asset value, end of period	$13.22	$12.90	$17.18	$14.49	$9.39

Total return (%)[3,4]	5.87	(0.87)	34.27	67.14	(6.10)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,106	$1,044	$1,053	$785	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.54	3.60	3.71	4.03	12.34[6]
Expenses net of fee waivers and credits	1.60	1.61	1.59	1.36	1.65[6]
Net investment loss	(1.18)	(1.31)	(1.08)	(1.07)	(1.42)[6]
Portfolio turnover (%)	87	89	105	101	27

1 The inception date for Class A shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements		Small Cap Opportunities Fund
14

Financial Highlights

CLASS C SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$12.71	$16.96	$14.36	$9.38	$10.00
Net investment loss[2]	(0.23)	(0.28)	(0.26)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	0.83	(0.67)	4.81	6.32	(0.57)
Total from investment operations	0.60	(0.95)	4.55	6.09	(0.62)

Less distributions
From net investment income	—	(0.40)	—	—	—
From net realized gain	(0.39)	(2.90)	(1.95)	(1.11)	—
Total distributions	(0.39)	(3.30)	(1.95)	(1.11)	—

Net asset value, end of period	$12.92	$12.71	$16.96	$14.36	$9.38

Total return (%)[3,4]	5.08	(1.56)	33.31	65.91	(6.20)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,073	$1,021	$1,037	$778	$469
Ratios (as a percentage of average net
assets):
Expenses before reductions	4.24	4.30	4.41	4.73	13.04[6]
Expenses net of fee waivers and credits	2.30	2.31	2.29	2.06	2.35[6]
Net investment loss	(1.88)	(2.01)	(1.78)	(1.77)	(2.12)[6]
Portfolio turnover (%)	87	89	105	101	27

1 The inception date for Class C shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements		Small Cap Opportunities Fund
15

Financial Highlights

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Net asset value, beginning of period	$13.00	$17.29	$14.56	$9.41	$10.00
Net investment loss[2]	(0.10)	(0.13)	(0.10)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.87	(0.68)	4.91	6.36	(0.57)
Total from investment operations	0.77	(0.81)	4.81	6.26	(0.59)

Less distributions
From net investment income	—	(0.58)	(0.13)	—	—
From net realized gain	(0.39)	(2.90)	(1.95)	(1.11)	—
Total distributions	(0.39)	(3.48)	(2.08)	(1.11)	—

Net asset value, end of period	$13.38	$13.00	$17.29	$14.56	$9.41

Total return (%)[3]	6.29	(0.48)	34.77	67.54	(5.90)[4]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,123	$1,057	$1,062	$788	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.16	3.20	3.30	3.72	12.04[5]
Expenses net of fee waivers and credits	1.24	1.22	1.17	1.06	1.10[5]
Net investment loss	(0.82)	(0.92)	(0.66)	(0.77)	(0.87)[5]
Portfolio turnover (%)	87	89	105	101	27

1 The inception date for Class I shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements		Small Cap Opportunities Fund
17

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective March 27, 2013, Class B shares were liquidated.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned.

17

Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $889. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Qualified late year ordinary losses of $38,324 are treated as occurring on April 1, 2013.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

18

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and March 31, 2012 was as follows:

	March 31, 2013	March 31, 2012

Ordinary Income	-	$347,629

Long-Term Capital Gain	$126,220	$480,113

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $217,505 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

Effective July 1, 2012, the Advisor voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60%, 2.30%, 2.30% and 1.24% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

19

These expense limitations can be terminated at any time by the Advisor on notice to the Trust. The fee waivers and/or reimbursements were contractual prior to July 1, 2012.

In addition, the Advisor voluntarily agreed to waive fees and/or reimburse certain other expenses of the Fund excluding taxes, portfolio brokerage commissions, interest expense, advisory fees, Rule 12b-1 fees, transfer agent fees, services fees, blue sky fees, printing and postage, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Fund. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.27% of average net assets. This fee waiver may be terminated or amended at any time by the Advisor.

Accordingly, these expense reductions amounted to $19,505, $19,143, $19,010 and $19,551 for Class A, Class B, Class C and Class I shares, respectively, for the year ended March 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	Rule 12b-1 Fee

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the year ended March 31, 2013, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that were redeemed within six years of purchase were subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, there were no CDSCs received by the Distributor for Class A, Class B or Class C shares.

20

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

Class	Distribution and	Transfer agent fees
	service fees

Class A	$3,013	$1,891

Class B	9,637	1,817

Class C	9,784	1,843

Class I	-	1,081

Total	$22,434	$6,632

For the year ended March 31, 2013 there were no printing and postage and state registration fees.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 - Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

	Year ended		Year ended
	3/31/13		3/31/12

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	2,677	$31,643	19,640	$209,748

Net increase	2,677	$31,643	19,640	$209,748

Class B shares
Distributions reinvested	2,711	$31,396	19,174	$202,102
Repurchased	(83,046)	(1,069,134)	—	—

21

Net increase (decrease)	(80,335)	$(1,037,738)	19,174	$202,102

Class C shares
Distributions reinvested	2,712	$31,396	19,174	$202,102

Net increase	2,712	$31,396	19,174	$202,102

Class I shares
Distributions reinvested	2,659	$31,785	19,888	$213,790

Net increase	2,659	$31,785	19,888	$213,790

Net increase (decrease)	(72,287)	$(942,914)	77,876	$827,742

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class C and Class I on March 31, 2013.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $3,395,601 and $4,306,414, respectively, for the year ended March 31, 2013.

22

Auditor’s Report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Small Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Opportunities Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

23

Tax Information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund paid $126,220 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

24

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Small Cap Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

25

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Small Cap Opportunities Fund | Annual report
26

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Small Cap Opportunities Fund
27

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Small Cap Opportunities Fund | Annual report
28

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Small Cap Opportunities Fund
29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
*Member of the Audit Committee
†Non-Independent Trustee	Legal counsel
K&L Gates LLP
Officers
Hugh McHaffie	Independent registered public
President	accounting firm
Andrew G. Arnott	PricewaterhouseCoopers LLP
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Annual Report
3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	10.24	6.28	9.40	—	10.24	35.60	145.66	—

Class B1	10.09	6.09	8.90	—	10.09	34.42	134.64	—

Class C1	14.19	6.44	8.92	—	14.19	36.63	135.01	—

Class I1,2	16.40	7.73	10.35	—	16.40	45.09	167.85	—

Class I2[1,2]	16.51	7.71	10.19	—	16.51	44.99	163.96	—

Class R1[1,2]	15.63	6.97	9.56	—	15.63	40.04	149.17	—

Class R2[1,2]	15.90	7.12	9.73	—	15.90	41.02	153.04	—

Class R3[1,2]	15.75	7.08	9.67	—	15.75	40.77	151.71	—

Class R4[1,2]	16.19	7.42	10.01	—	16.19	43.01	159.57	—

Class R5[1,2]	16.55	7.75	10.34	—	16.55	45.24	167.58	—

Class R6[1,2]	16.60	7.76	10.40	—	16.60	45.30	168.90	—

Class NAV[2,3]	16.66	—	—	17.84	16.66	—	—	87.86

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-13 for Class R5 shares and 6-30-14 for Class B, Class I2, Class R1, Class R2, Class R3, Class R4 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class NAV
Net (%)	1.24	2.05	2.02	0.88	0.85	1.57	1.32	1.47	1.07	0.87	0.82	0.77
Gross (%)	1.24	2.14	2.02	0.88	0.93	2.16	1.43	11.16	2.25	0.90	2.32	0.77

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Disciplined Value Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	3-31-03	$23,464	$23,464	$22,678	$24,061

Class C4	3-31-03	23,501	23,501	22,678	24,061

Class I2	3-31-03	26,785	26,785	22,678	24,061

Class I2[2]	3-31-03	26,396	26,396	22,678	24,061

Class R1[2]	3-31-03	24,917	24,917	22,678	24,061

Class R2[2]	3-31-03	25,304	25,304	22,678	24,061

Class R3[2]	3-31-03	25,171	25,171	22,678	24,061

Class R4[2]	3-31-03	25,957	25,957	22,678	24,061

Class R5[2]	3-31-03	26,758	26,758	22,678	24,061

Class R6[2]	3-31-03	26,890	26,890	22,678	24,061

Class NAV[2]	5-29-09	18,786	18,786	18,768	18,956

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On that date, the Predecessor Fund’s Investor share class shares were exchanged for Class A shares and its Institutional class shares were exchanged for Class I shares. Class A, Class B and Class C shares were first offered on 12-22-08. The returns prior to this date are those of the Predecessor fund’s Investor shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B and Class C shares, as applicable. Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class R1 shares were first offered on 7-13-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R1, Class R6 and Class R2 shares, as applicable. The Predecessor Fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. Class I2 shares were first offered on 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 5-29-09.

4 The contingent deferred sales charge is not applicable.

Annual report | Disciplined Value Fund	7

Management’s discussion of
Fund performance

By Robeco Boston Partners, a division of Robeco Investment Management, Inc.

The one-year period ended March 31, 2013 presented a fair amount of economic news about the frailty of the eurozone; weak growth in the United States hampered by federal government wrangling that resulted in fiscal cliff concerns; and budget sequestration. Yet despite that negative economic news, stocks performed quite well.

For the 12-month period ended March 31, 2013, John Hancock Disciplined Value Fund’s Class A shares had a total return of 16.04%, excluding sales charges, compared with the 14.92% return of the average large value fund, according to Morningstar, Inc.† The Fund’s results lagged the 18.77% return of the Fund’s benchmark, the Russell 1000 Value Index. The Fund’s shortfall compared to the benchmark index resulted from its relative underexposure to some defensive sectors of the market, which gained favor among investors at certain points during the period amid their concerns about global economic uncertainty. Also, stock-specific issues among several information technology holdings hurt the Fund. Specifically, the Fund was overweighted in software maker Microsoft Corp. and consumer electronics giant Apple, Inc., which performed poorly. The Fund also lacked positions in rallying computer manufacturers Hewlett-Packard Company and Dell Inc. Other notable detractors included energy and chemical producer Occidental Petroleum Corporation, managed health care company Humana Inc. and office supplies retailer Staples, Inc.

On the positive side, the Fund enjoyed good absolute results from a handful of stocks in the health care sector, including pharmaceutical-related companies Pfizer Inc., Johnson & Johnson and Amgen, Inc. Media companies Time Warner Inc., CBS Corp. and Comcast Corp. also boosted performance. In the financials sector, the Fund’s absolute performance was supported by two large providers of financial services, Wells Fargo & Company and Citigroup, Inc.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Disciplined Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,122.00	$6.30

Class B	1,000.00	1,116.80	10.82

Class C	1,000.00	1,117.70	10.45

Class I	1,000.00	1,123.90	4.55

Class I2	1,000.00	1,124.10	4.50

Class R1	1,000.00	1,119.50	8.30

Class R2	1,000.00	1,121.40	6.98

Class R3	1,000.00	1,120.60	7.77

Class R4	1,000.00	1,122.60	5.66

Class R5	1,000.00	1,124.50	4.08

Class R6	1,000.00	1,124.10	4.29

Class NAV	1,000.00	1,124.80	3.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,019.00	$5.99

Class B	1,000.00	1,014.70	10.30

Class C	1,000.00	1,015.10	9.95

Class I	1,000.00	1,020.60	4.33

Class I2	1,000.00	1,020.70	4.28

Class R1	1,000.00	1,017.10	7.90

Class R2	1,000.00	1,018.30	6.64

Class R3	1,000.00	1,017.60	7.39

Class R4	1,000.00	1,019.60	5.39

Class R5	1,000.00	1,021.10	3.88

Class R6	1,000.00	1,020.90	4.08

Class NAV	1,000.00	1,021.20	3.73

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 2.05%, 1.98%, 0.86%, 0.85%, 1.57%, 1.32%, 1.47%, 1.07%, 0.77%, 0.81% and 0.74% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Fund | Annual report

Portfolio summary

Top 10 Holdings (32.2% of Net Assets on 3-31-13)[1,2]

Wells Fargo & Company	4.0%	Citigroup, Inc.	3.2%

Berkshire Hathaway, Inc., Class B	4.0%	JPMorgan Chase & Company	3.1%

General Electric Company	3.7%	Johnson & Johnson	2.7%

Pfizer, Inc.	3.6%	Occidental Petroleum Corp.	2.3%

Exxon Mobil Corp.	3.5%	Comcast Corp., Class A	2.1%

Sector Composition[1,3]

Financials	29.3%	Industrials	8.2%

Health Care	19.4%	Utilities	1.9%

Energy	13.1%	Consumer Staples	1.6%

Consumer Discretionary	12.1%	Materials	1.5%

Information Technology	9.9%	Short-Term Investments & Other	3.0%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | Disciplined Value Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value

Common Stocks 97.0%	$4,211,896,993

(Cost $3,541,273,440)

Consumer Discretionary 12.1%		525,715,936

Auto Components 1.0%

Lear Corp.	802,331	44,023,902

Media 8.5%

CBS Corp., Class B	733,252	34,235,535

Comcast Corp., Class A	2,144,548	90,092,461

Gannett Company, Inc. (L)	1,232,780	26,960,899

Liberty Global, Inc., Series C (I)(L)	342,040	23,474,205

Liberty Media Corp. (I)	461,636	51,532,427

Omnicom Group, Inc. (L)	822,822	48,464,216

Time Warner Cable, Inc.	313,139	30,080,132

Time Warner, Inc.	1,145,906	66,027,104

Multiline Retail 1.5%

Kohl’s Corp.	432,263	19,940,292

Target Corp. (L)	653,443	44,728,173

Specialty Retail 1.1%

Bed Bath & Beyond, Inc. (I)(L)	502,945	32,399,717

Staples, Inc. (L)	1,024,339	13,756,873

Consumer Staples 1.6%		71,626,834

Beverages 0.3%

Constellation Brands, Inc., Class A (I)	285,470	13,599,791

Food & Staples Retailing 1.3%

CVS Caremark Corp.	1,055,229	58,027,043

Energy 13.1%		567,164,521

Energy Equipment & Services 3.1%

Cameron International Corp. (I)	209,565	13,663,638

Halliburton Company	1,555,295	62,849,471

Schlumberger, Ltd.	445,790	33,385,213

Weatherford International, Ltd. (I)	1,974,490	23,970,309

Oil, Gas & Consumable Fuels 10.0%

EOG Resources, Inc.	413,328	52,934,917

Exxon Mobil Corp.	1,689,391	152,231,023

Occidental Petroleum Corp.	1,259,416	98,700,432

Phillips 66	631,935	44,216,492

12	Disciplined Value Fund | Annual report	See notes to financial statements

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Royal Dutch Shell PLC, ADR	925,139	$60,282,057

SM Energy Company	420,989	24,930,969

Financials 29.3%		1,272,917,254

Capital Markets 2.8%

State Street Corp.	691,415	40,855,712

The Charles Schwab Corp. (L)	2,254,040	39,873,968

The Goldman Sachs Group, Inc.	277,190	40,788,509

Commercial Banks 7.9%

BB&T Corp. (L)	1,415,475	44,431,760

Fifth Third Bancorp (L)	3,206,270	52,294,264

SunTrust Banks, Inc.	1,081,943	31,170,778

U.S. Bancorp	1,187,053	40,276,708

Wells Fargo & Company	4,737,199	175,228,991

Consumer Finance 2.3%

Capital One Financial Corp.	1,101,085	60,504,621

Discover Financial Services	894,249	40,098,125

Diversified Financial Services 8.0%

Bank of America Corp.	6,109,445	74,413,040

Citigroup, Inc.	3,155,057	139,579,722

JPMorgan Chase & Company	2,812,471	133,479,874

Insurance 8.3%

ACE, Ltd.	534,985	47,597,615

Axis Capital Holdings, Ltd.	431,685	17,966,730

Berkshire Hathaway, Inc., Class B (I)	1,652,937	172,236,035

Marsh & McLennan Companies, Inc.	526,515	19,991,775

MetLife, Inc.	873,875	33,224,728

Reinsurance Group of America, Inc.	308,423	18,403,600

The Travelers Companies, Inc.	264,655	22,281,304

Validus Holdings, Ltd.	755,135	28,219,395

Health Care 19.4%		844,350,202

Biotechnology 1.4%

Amgen, Inc. (L)	596,158	61,112,157

Health Care Equipment & Supplies 2.2%

Abbott Laboratories	289,215	10,215,074

CareFusion Corp. (I)	966,492	33,817,555

Covidien PLC	742,749	50,388,092

Health Care Providers & Services 7.8%

AmerisourceBergen Corp.	426,403	21,938,434

Cigna Corp.	869,794	54,249,052

Express Scripts Holding Company (I)	793,200	45,727,980

Humana, Inc.	476,504	32,931,191

McKesson Corp.	749,350	80,899,826

Omnicare, Inc. (L)	1,021,195	41,583,060

UnitedHealth Group, Inc.	1,100,458	62,957,202

See notes to financial statements	Annual report | Disciplined Value Fund	13

	Shares	Value

Pharmaceuticals 8.0%

AbbVie, Inc.	616,830	$25,154,327

Johnson & Johnson	1,425,976	116,259,823

Pfizer, Inc.	5,415,181	156,282,124

Sanofi, ADR	995,190	50,834,305

Industrials 8.2%		354,385,227

Aerospace & Defense 1.5%

Honeywell International, Inc.	321,840	24,250,644

Raytheon Company	655,741	38,551,013

Air Freight & Logistics 0.4%

United Parcel Service, Inc., Class B	214,033	18,385,435

Commercial Services & Supplies 0.5%

Tyco International, Ltd.	687,383	21,996,256

Industrial Conglomerates 3.7%

General Electric Company	7,003,056	161,910,655

Machinery 2.1%

AGCO Corp.	403,215	21,015,566

Dover Corp.	520,330	37,921,650

Parker Hannifin Corp.	331,448	30,354,008

Information Technology 9.9%		428,221,386

Communications Equipment 2.0%

Cisco Systems, Inc.	4,221,585	88,273,342

Computers & Peripherals 1.0%

Apple, Inc.	38,150	16,886,335

Seagate Technology PLC	669,803	24,487,998

Electronic Equipment, Instruments & Components 0.6%

TE Connectivity, Ltd.	616,493	25,849,551

Internet Software & Services 1.6%

eBay, Inc. (I)	598,693	32,461,134

IAC/InterActiveCorp	820,485	36,659,270

Semiconductors & Semiconductor Equipment 1.5%

NVIDIA Corp. (L)	2,754,480	35,312,434

ON Semiconductor Corp. (I)	3,730,805	30,891,065

Software 3.2%

Electronic Arts, Inc. (I)	544,295	9,634,022

Microsoft Corp.	2,754,139	78,795,917

Oracle Corp.	661,339	21,387,703

Symantec Corp. (I)	1,117,610	27,582,615

Materials 1.5%		65,415,856

Containers & Packaging 0.8%

Rock-Tenn Company, Class A	382,402	35,483,082

Paper & Forest Products 0.7%

International Paper Company	642,610	29,932,774

14	Disciplined Value Fund | Annual report	See notes to financial statements

		Shares	Value

Utilities 1.9%			$82,099,777

Electric Utilities 1.4%

American Electric Power Company, Inc.		700,207	34,051,066

Edison International		532,005	26,770,492

Independent Power Producers & Energy Traders 0.5%

AES Corp.		1,692,778	21,278,219

	Yield (%)	Shares	Value

Securities Lending Collateral 4.6%			$201,587,490

(Cost $201,558,057)

John Hancock Collateral Investment Trust (W)	0.2481 (Y)	20,141,226	201,587,490

		Par value	Value

Short-Term Investments 2.4%			$103,057,513

(Cost $103,057,513)

Money Market Funds 2.4%			103,057,513

State Street Institutional US Government
Money Market Fund	0.0241 (Y)	$103,057,513	103,057,513

Total investments (Cost $3,845,889,010)† 104.0%		$4,516,541,996

Other assets and liabilities, net (4.0%)			($172,067,262)

Total net assets 100.0%		$4,344,474,734

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,851,906,749. Net unrealized appreciation aggregated $664,635,247, of which $684,843,895 related to appreciated investment securities and $20,208,648 related to depreciated investment securities.

See notes to financial statements	Annual report | Disciplined Value Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,644,330,953)
including $196,951,366 of securities loaned	$4,314,954,506
Investments in affiliated issuers, at value (Cost $201,558,057)	201,587,490

Total investments, at value (Cost $3,845,889,010)	4,516,541,996
Cash	379,188
Receivable for investments sold	14,189,452
Receivable for fund shares sold	21,509,592
Dividends and interest receivable	4,905,157
Receivable for securities lending income	28,671
Receivable due from advisor	1,580
Other receivables and prepaid expenses	160,985

Total assets	4,557,716,621

Liabilities

Payable for fund shares repurchased	10,746,259
Payable upon return of securities loaned	201,581,811
Payable to affiliates
Accounting and legal services fees	122,780
Transfer agent fees	363,493
Trustees’ fees	6,359
Other liabilities and accrued expenses	421,185

Total liabilities	213,241,887

Net assets	4,344,474,734

Net assets consist of

Paid-in capital	$3,636,012,580
Undistributed net investment income	7,033,674
Accumulated net realized gain (loss) on investments	30,775,494
Net unrealized appreciation (depreciation) on investments	670,652,986

Net assets	$4,344,474,734

16	Disciplined Value Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,481,471,445 ÷ 92,922,836 shares)[1]	$15.94
Class B ($13,774,500 ÷ 903,573 shares)[1]	$15.24
Class C ($58,736,512 ÷ 3,849,445 shares)[1]	$15.26
Class I ($1,679,618,653 ÷ 108,051,705 shares)	$15.54
Class I2 ($34,127,094 ÷ 2,194,284 shares)	$15.55
Class R1 ($5,624,640 ÷ 361,886 shares)	$15.54
Class R2 ($4,403,481 ÷ 283,188 shares)	$15.55
Class R3 ($4,336,397 ÷ 279,014 shares)	$15.54
Class R4 ($5,300,400 ÷ 340,986 shares)	$15.54
Class R5 ($415,331,819 ÷ 26,669,320 shares)	$15.57
Class R6 ($118,090,343 ÷ 7,585,903 shares)	$15.57
Class NAV ($523,659,450 ÷ 33,640,751 shares)	$15.57

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.78

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Disciplined Value Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$65,054,775
Securities lending	709,300
Interest	20,489
Less foreign taxes withheld	(542,444)

Total investment income	65,242,120

Expenses

Investment management fees	21,111,362
Distribution and service fees	3,553,771
Accounting and legal services fees	585,349
Transfer agent fees	3,429,108
Trustees’ fees	155,714
State registration fees	300,142
Printing and postage	229,559
Professional fees	190,316
Custodian fees	281,163
Registration and filing fees	234,951
Other	72,091

Total expenses	30,143,526
Less expense reductions	(74,486)

Net expenses	30,069,040

Net investment income	35,173,080

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	171,636,314
Investments in affiliated issuers	(4,619)

171,631,695
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	335,339,356
Investments in affiliated issuers	1,082

335,340,438

Net realized and unrealized gain	506,972,133

Increase in net assets from operations	$542,145,213

18	Disciplined Value Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$35,173,080	$16,466,578
Net realized gain	171,631,695	41,358,139
Change in net unrealized appreciation (depreciation)	335,340,438	109,116,763

Increase in net assets resulting from operations	542,145,213	166,941,480

Distributions to shareholders
From net investment income
Class A	(9,945,154)	(3,573,341)
Class B	(5,328)	—
Class C	(35,133)	—
Class I	(10,989,962)	(5,497,106)
Class I2	(294,140)	(210,756)
Class R1	(26,428)	(5,055)
Class R2	(9,561)	—
Class R3	(9,738)	(492)
Class R4	(32,076)	(7,863)
Class R5	(4,180,836)	(237,744)
Class R6	(1,063,428)	(12,137)
Class ADV	—	(310)
Class NAV	(6,229,386)	(3,348,427)
From net realized gain
Class A	(41,946,165)	(14,867,447)
Class B	(405,720)	(210,085)
Class C	(1,659,469)	(847,810)
Class I	(32,645,943)	(13,965,536)
Class I2	(852,754)	(513,807)
Class R1	(181,195)	(64,136)
Class R2	(44,472)	—
Class R3	(56,128)	(4,087)
Class R4	(112,906)	(32,158)
Class R5	(12,317,929)	(644,662)
Class R6	(3,010,506)	(29,890)
Class ADV	—	(890)
Class NAV	(16,971,618)	(7,696,684)

Total distributions	(143,025,975)	(51,770,423)

From Fund share transactions	1,715,423,426	630,377,585

Total increase	2,114,542,664	745,548,642

Net assets

Beginning of year	2,229,932,070	1,484,383,428

End of year	$4,344,474,734	$2,229,932,070

Undistributed net investment income	$7,033,674	$4,666,993

See notes to financial statements	Annual report | Disciplined Value Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1,2]	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$14.33	$13.83	$12.31	$8.09	$12.32	$15.62
Net investment income[4]	0.14	0.11	0.05	0.08	0.08	0.15
Net realized and unrealized gain (loss)
on investments	2.09	0.77	1.57	4.18	(4.18)	(1.90)
Total from investment operations	2.23	0.88	1.62	4.26	(4.10)	(1.75)
Less distributions
From net investment income	(0.12)	(0.07)	(0.03)	(0.04)	(0.13)	(0.15)
From net realized gain	(0.50)	(0.31)	(0.07)	—	—	(1.40)
Total distributions	(0.62)	(0.38)	(0.10)	(0.04)	(0.13)	(1.55)
Net asset value, end of period	$15.94	$14.33	$13.83	$12.31	$8.09	$12.32
Total return (%)[5,6]	16.04	6.91	13.20	52.68	(33.33)[7]	(12.29)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,481	$1,068	$601	$162	$10	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.24	1.24	1.26	1.76[8]	1.39
Expenses net of fee waivers	1.20	1.24	1.24	1.06	1.00[8]	1.00
Expenses net of fee waivers and credits	1.20	1.24	1.24	1.05	1.00[8]	1.00
Net investment income	0.95	0.82	0.38	0.74	1.45[8]	1.10
Portfolio turnover (%)	44	44	50	59	52[9]	78

1 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.73	$13.30	$11.91	$7.88	$8.82
Net investment income (loss)[2]	0.01	—[3]	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	2.01	0.74	1.51	4.06	(0.96)
Total from investment operations	2.02	0.74	1.46	4.03	(0.94)
Less distributions
From net investment income	(0.01)	—	—	—	—
From net realized gain	(0.50)	(0.31)	(0.07)	—	—
Total distributions	(0.51)	(0.31)	(0.07)	—	—
Net asset value, end of period	$15.24	$13.73	$13.30	$11.91	$7.88
Total return (%)[4,5]	15.09	5.99	12.28	51.14	(10.66)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$10	$8	$5	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08	2.14	2.27	2.58	4.24[8]
Expenses net of fee waivers	2.05	2.05	2.05	2.12	2.07[8]
Expenses net of fee waivers and credits	2.05	2.05	2.05	2.05	2.05[8]
Net investment income (loss)	0.10	0.01	(0.45)	(0.25)	1.18[8]
Portfolio turnover (%)	44	44	50	59	52[9]

1 The inception date for Class B shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.74	$13.30	$11.91	$7.87	$8.82
Net investment income (loss)[2]	0.02	0.01	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	2.01	0.74	1.51	4.07	(0.97)
Total from investment operations	2.03	0.75	1.46	4.04	(0.95)
Less distributions
From net investment income	(0.01)	—	—	—	—
From net realized gain	(0.50)	(0.31)	(0.07)	—	—
Total distributions	(0.51)	(0.31)	(0.07)	—	—
Net asset value, end of period	$15.26	$13.74	$13.30	$11.91	$7.87
Total return (%)[3,4]	15.19	6.07	12.28	51.33	(10.77)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$59	$40	$30	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	2.02	2.07	2.24	4.41[7]
Expenses net of fee waivers and credits	1.98	2.02	2.05	2.05	2.05[7]
Net investment income (loss)	0.17	0.04	(0.45)	(0.27)	1.26[7]
Portfolio turnover (%)	44	44	50	59	52[8]

1 The inception date for Class C shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Annual report | Disciplined Value Fund	21

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1,2]	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.03	$7.90	$12.08	$15.34
Net investment income[4]	0.18	0.15	0.09	0.11	0.09	0.18
Net realized and unrealized gain (loss)
on investments	2.04	0.75	1.54	4.08	(4.10)	(1.84)
Total from investment operations	2.22	0.90	1.63	4.19	(4.01)	(1.66)
Less distributions
From net investment income	(0.17)	(0.12)	(0.07)	(0.06)	(0.17)	(0.20)
From net realized gain	(0.50)	(0.31)	(0.07)	—	—	(1.40)
Total distributions	(0.67)	(0.43)	(0.14)	(0.06)	(0.17)	(1.60)
Net asset value, end of period	$15.54	$13.99	$13.52	$12.03	$7.90	$12.08
Total return (%)[5]	16.40	7.27	13.66	53.14	(33.33)[6]	(11.99)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,680	$711	$399	$158	$33	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.88	0.86	0.88	1.37[7]	1.14
Expenses net of fee waivers and credits	0.87	0.88	0.86	0.80	0.75[7]	0.75
Net investment income	1.26	1.18	0.75	1.01	1.72[7]	1.37
Portfolio turnover (%)	44	44	50	59	52[8]	78

1 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS I2 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.53	$12.04	$7.90	$8.82
Net investment income[2]	0.18	0.15	0.09	0.11	0.05
Net realized and unrealized gain (loss) on investments	2.05	0.75	1.54	4.09	(0.97)
Total from investment operations	2.23	0.90	1.63	4.20	(0.92)
Less distributions
From net investment income	(0.17)	(0.13)	(0.07)	(0.06)	—
From net realized gain	(0.50)	(0.31)	(0.07)	—	—
Total distributions	(0.67)	(0.44)	(0.14)	(0.06)	—
Net asset value, end of period	$15.55	$13.99	$13.53	$12.04	$7.90
Total return (%)[3]	16.51	7.24	13.65	53.27	(10.43)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$25	$23	$19	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.92	1.13	5.08[6]
Expenses net of fee waivers and credits	0.85	0.85	0.85	0.75	0.75[6]
Net investment income	1.29	1.21	0.74	0.99	2.23[6]
Portfolio turnover (%)	44	44	50	59	52[7]

1 The inception date for Class I2 shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

22	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.05	$9.01
Net investment income[2]	0.08	0.06	—[3]	0.02
Net realized and unrealized gain on investments	2.04	0.74	1.54	3.02
Total from investment operations	2.12	0.80	1.54	3.04
Less distributions
From net investment income	(0.07)	(0.02)	—	—
From net realized gain	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.57)	(0.33)	(0.07)	—
Net asset value, end of period	$15.54	$13.99	$13.52	$12.05
Total return (%)[4]	15.63	6.41	12.80	33.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$3	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	2.16	3.21	2.96[7]
Expenses net of fee waivers and credits	1.58	1.65	1.61	1.50[7]
Net investment income	0.56	0.45	0.01	0.29[7]
Portfolio turnover (%)	44	44	50	59[8]

1 The inception date for Class R1 shares is 7-13-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R2 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.49
Net investment income[2]	0.12	—[3]
Net realized and unrealized gain on investments	2.04	0.51
Total from investment operations	2.16	0.51
Less distributions
From net investment income	(0.11)	—
From net realized gain	(0.50)	—
Total distributions	(0.61)	—
Net asset value, end of period	$15.55	$14.00
Total return (%)[4]	15.90	3.78[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.02	15.96[7]
Expenses including reductions and amounts recaptured	1.32	1.40[7]
Net investment income	0.80	0.41[7]
Portfolio turnover (%)	44	44[8]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Fund	23

CLASS R3 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.04	$8.98
Net investment income[2]	0.10	0.07	0.01	0.04
Net realized and unrealized gain on investments	2.04	0.75	1.54	3.02
Total from investment operations	2.14	0.82	1.55	3.06
Less distributions
From net investment income	(0.09)	(0.04)	—[3]	—
From net realized gain	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.59)	(0.35)	(0.07)	—
Net asset value, end of period	$15.54	$13.99	$13.52	$12.04
Total return (%)[4]	15.75	6.52	12.93	34.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.33	11.16	20.34	10.23[7]
Expenses net of fee waivers and credits	1.48	1.55	1.52	1.40[7]
Net investment income	0.67	0.54	0.10	0.43[7]
Portfolio turnover (%)	44	44	50	59[8]

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R4 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.04	$8.98
Net investment income[2]	0.16	0.11	0.05	0.07
Net realized and unrealized gain on investments	2.03	0.75	1.54	3.02
Total from investment operations	2.19	0.86	1.59	3.09
Less distributions
From net investment income	(0.14)	(0.08)	(0.04)	(0.03)
From net realized gain	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.64)	(0.39)	(0.11)	(0.03)
Net asset value, end of period	$15.54	$13.99	$13.52	$12.04
Total return (%)[3]	16.19	6.86	13.25	34.42[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	2.35	2.81	2.88[5]
Expenses net of fee waivers and credits	1.09	1.25	1.20	1.10[5]
Net investment income	1.09	0.85	0.40	0.75[5]
Portfolio turnover (%)	44	44	50	59[6]

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

24	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.53	$12.04	$8.98
Net investment income[2]	0.20	0.15	0.08	0.10
Net realized and unrealized gain on investments	2.04	0.74	1.55	3.02
Total from investment operations	2.24	0.89	1.63	3.12
Less distributions
From net investment income	(0.17)	(0.11)	(0.07)	(0.06)
From net realized gain	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.67)	(0.42)	(0.14)	(0.06)
Net asset value, end of period	$15.57	$14.00	$13.53	$12.04
Total return (%)[3]	16.55	7.20	13.61	34.77[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$415	$33	$15	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.90	1.23	9.54[6]
Expenses net of fee waivers and credits	0.78	0.90	0.94	0.80[6]
Net investment income	1.42	1.19	0.59	1.03[6]
Portfolio turnover (%)	44	44	50	59[7]

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R6 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.00	$12.19
Net investment income[2]	0.19	0.10
Net realized and unrealized gain on investments	2.06	2.15
Total from investment operations	2.25	2.25
Less distributions
From net investment income	(0.18)	(0.13)
From net realized gain	(0.50)	(0.31)
Total distributions	(0.68)	(0.44)
Net asset value, end of period	$15.57	$14.00
Total return (%)[3]	16.60	19.09[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$118	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	2.32[5]
Expenses including reductions and amounts recaptured	0.82	0.86[5]
Net investment income	1.28	1.31[5]
Portfolio turnover (%)	44	44[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Fund	25

CLASS NAV SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.53	$12.04	$9.18
Net investment income[2]	0.20	0.16	0.10	0.10
Net realized and unrealized gain on investments	2.05	0.75	1.54	2.82
Total from investment operations	2.25	0.91	1.64	2.92
Less distributions
From net investment income	(0.18)	(0.13)	(0.08)	(0.06)
From net realized gain	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.68)	(0.44)	(0.15)	(0.06)
Net asset value, end of period	$15.57	$14.00	$13.53	$12.04
Total return (%)[3]	16.66	7.38	13.71	31.89[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$524	$338	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.77	0.79	0.83[5]
Expenses including reductions and amounts recaptured	0.74	0.77	0.79	0.75[5]
Net investment income	1.40	1.28	0.82	1.05[5]
Portfolio turnover (%)	44	44	50	59[6]

1 The inception date for Class NAV shares is 5-29-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

26	Disciplined Value Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital primarily through investments in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs

Annual report | Disciplined Value Fund	27

are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the

28	Disciplined Value Fund | Annual report

existing agreement. Commitment fees for the year ended March 31, 2013 were $4,562. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $56,032,717 available to offset future net realized capital gains as of March 31, 2013. The loss carryforward expires as follows: March 31, 2016 — $13,419,042 and March 31, 2017 — $42,613,675. It is estimated that $50,300,349 of the loss carryforward, which was acquired on July 10, 2009, in a merger with John Hancock Classic Value Fund II will likely expire unused because of limitations.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$41,435,621	$13,175,687
Long-Term Capital Gain	$101,590,354	$38,594,736

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $32,725,901 of undistributed ordinary income and $67,135,100 of long-term capital gains.

Annual report | Disciplined Value Fund	29

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and in-kind transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.700% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.675% of the next $1,000,000,000 of the Fund’s average daily net assets; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The reimbursements and limits are such that these expenses will not exceed 2.05%, 2.05%, 0.85%, 1.57%, 1.32%, 1.47%, 1.07%, 0.87% and 0.82% for Class B, Class C, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2013 for Class C and Class R5 shares and June 30, 2014 for Class B, Class I2, Class R1, Class R2, Class R3, Class R4 and Class R6 shares. From July 1, 2012 to September 10, 2012 the fee waivers and/or reimbursements for Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares were voluntary. Prior to June 5, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.25% for Class R4 shares. Prior to September 11, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.30%, 2.05%, 2.05%, 0.99%, 0.85%, 1.65%, 1.40%, 1.55%, 1.15%, 0.95% and 0.86% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

30	Disciplined Value Fund | Annual report

For the year ended March 31, 2013, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	$3,687
Class C	—
Class I	—
Class I2	16,379
Class R1	12,177
Class R2	15,109
Class R3	12,583
Class R4	12,108
Class R5	—
Class R6	—
Class NAV	—
Total	$72,043

The investment management fees incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.69% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The Fund‘s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. This limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the Fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $2,443 for the year ended March 31, 2013.

Annual report | Disciplined Value Fund	31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,672,564 for the year ended March 31, 2013. Of this amount, $258,074 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,406,564 was paid as sales commissions to broker-dealers and $7,926 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchase of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $1,369, $3,022 and $1,484 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$2,935,962	$2,207,519	$80,457	$128,299
Class B	111,161	20,901	14,891	1,877
Class C	446,077	83,821	16,204	4,478
Class I	—	975,584	77,298	84,263
Class I2	—	26,389	15,687	626
Class R1	33,376	1,292	14,679	477
Class R2	2,250	274	17,464	268
Class R3	8,633	428	13,990	210
Class R4	8,917	783	13,990	180
Class R5	7,395	95,746	15,601	5,313
Class R6	—	16,371	19,881	3,568
Total	$3,553,771	$3,429,108	$300,142	$229,559

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the

32	Disciplined Value Fund | Annual report

accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	36,888,832	$540,482,322	47,165,205	$613,909,671
Distributions reinvested	3,578,949	51,429,497	1,509,990	18,225,580
Repurchased	(22,072,197)	(320,089,687)	(17,591,855)	(227,625,452)

Net increase	18,395,584	$271,822,132	31,083,340	$404,509,799

Class B shares

Sold	313,325	$4,378,530	294,727	$3,720,698
Distributions reinvested	26,894	370,603	16,172	187,440
Repurchased	(156,060)	(2,175,999)	(190,036)	(2,322,193)

Net increase	184,159	$2,573,134	120,863	$1,585,945

Class C shares

Sold	1,551,485	$21,743,882	1,390,989	$17,717,572
Distributions reinvested	106,836	1,473,263	60,818	705,490
Repurchased	(704,556)	(9,662,876)	(843,283)	(10,209,275)

Net increase	953,765	$13,554,269	608,524	$8,213,787

Class I shares

Sold	77,544,716	$1,126,556,218	31,759,192	$403,682,504
Distributions reinvested	2,833,011	39,662,157	1,547,013	18,208,343
Repurchased	(23,137,782)	(322,706,743)	(12,037,630)	(153,493,373)

Net increase	57,239,945	$843,511,632	21,268,575	$268,397,474

Class I2 shares

Sold	514,968	$7,873,719	82,853	$1,075,000
Distributions reinvested	81,680	1,144,331	61,419	722,904
Repurchased	(169,614)	(2,416,300)	(84,676)	(1,095,000)

Net increase	427,034	$6,601,750	59,596	$702,904

Class R1 shares

Sold	311,505	$4,411,938	150,887	$1,802,459
Distributions reinvested	13,567	190,349	5,864	69,191
Repurchased	(191,762)	(2,802,951)	(30,750)	(391,643)

Net increase	133,310	$1,799,336	126,001	$1,480,007

Class R2 shares[1]

Sold	275,831	$4,062,117	7,413	$100,000
Distributions reinvested	3,532	49,513	—	—
Repurchased	(3,588)	(54,248)	—	—

Net increase	275,775	$4,057,382	7,413	$100,000

Class R3 shares

Sold	282,399	$4,111,488	17,304	$218,440
Distributions reinvested	4,698	65,866	388	4,579
Repurchased	(26,086)	(369,596)	(7,449)	(84,238)

Net increase	261,011	$3,807,758	10,243	$138,781

Annual report | Disciplined Value Fund	33

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	291,031	$4,211,461	43,619	$550,529
Distributions reinvested	10,348	144,982	3,397	40,021
Repurchased	(61,859)	(895,035)	(22,892)	(291,837)

Net increase	239,520	$3,461,408	24,124	$298,713

Class R5 shares

Sold	25,502,790	$352,551,353	1,721,488	$21,976,086
Distributions reinvested	1,176,802	16,498,765	73,217	862,499
Repurchased	(2,356,806)	(33,390,435)	(535,361)	(7,318,050)

Net increase	24,322,786	$335,659,683	1,259,344	$15,520,535

Class R6 shares[2]

Sold	7,992,583	$112,118,701	105,937	$1,240,727
Distributions reinvested	290,580	4,073,934	3,265	38,455
Repurchased	(793,339)	(11,647,888)	(13,123)	(158,206)

Net increase	7,489,824	$104,544,747	96,079	$1,120,976

Class ADV shares

Distributions reinvested	—	—	102	1,200
Repurchased	—	—	(2,975)	(34,754)

Net increase	—	—	(2,873)	($33,554)

Class NAV shares

Sold	11,947,301	$160,226,538	884,501	$11,692,753
Distributions reinvested	1,654,850	23,201,004	937,616	11,045,111
Repurchased	(4,099,746)	(59,397,347)	(7,635,342)	(94,395,646)

Net increase (decrease)	9,502,405	$124,030,195	(5,813,225)	($71,657,782)

Net increase	119,425,118	$1,715,423,426	48,848,004	$630,377,585

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11

Affiliates of the Fund owned 3% and 100% of shares of beneficial interest of Class R2 and Class NAV, respectively, on March 31, 2013. During the year ended March 31, 2012, Class ADV shares were liquidated.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,871,433,229 and $1,323,728,054, respectively, for the year ended March 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At March 31, 2013, John Hancock Lifestyle Growth Portfolio had an affiliate ownership concentration of 5.01% of the Fund’s net assets.

34	Disciplined Value Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods ending March 31, 2013, 2012, 2011, 2010 and 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on and before August 31, 2008 were audited by another independent registered public accounting firm, whose report dated October 30, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

Annual report | Disciplined Value Fund	35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $101,590,354 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

36	Disciplined Value Fund | Annual report

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Disciplined Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | Disciplined Value Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

38	Disciplined Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Disciplined Value Fund	39

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

40	Disciplined Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Disciplined Value Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Disciplined Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	340A 3/13
MF138216	5/13

John Hancock

MUTUAL FUNDS

John Hancock
Core High Yield Fund

Annual Report

3.31.13

A look at performance

Total returns for the period ended March 31, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception [2]	1-year	5-year	10-year	inception [2]	3-31-13	3-31-13

Class A	7.49	—	—	17.09	7.49	—	—	85.60	5.46	5.46

Class C3	10.14	—	—	16.93	10.14	—	—	84.64	—	—

Class I4	12.90	—	—	18.83	12.90	—	—	96.67	6.04	5.98

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class A, Class C and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C**	Class I*
Net (%)	1.18	1.93	0.87
Gross (%)	1.81	2.51	63.17

* Expenses have been restated to reflect estimated fees and expenses for the current fiscal year.

** Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Core High Yield Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C	4-30-09	$18,464	$18,464	$19,526

Class I3	4-30-09	19,667	19,667	19,526

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and foreign issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 4-30-09.

3 Class C shares were first offered on 3-27-13. Therefore, at period-end an SEC 30-day yield was not available. Returns prior to this date are those of Class A shares that have been recalculated to reflect the estimated gross fees and expenses of Class C shares.

4 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | Core High Yield Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
a division of Manulife Asset Management (North America) Limited

High-yield bonds enjoyed solid performance during the 12 months ended March 31, 2013. Corporate America saw profits and balance sheets improve, while U.S. Federal Reserve policy meant reduced interest rates on higher-quality fixed-income assets such as U.S. Treasuries. Surging demand for riskier assets enabled record new high-yield bond issuance in 2012, which continued to run at a heavy pace into the first quarter of 2013. For the 12 months ended March 31, 2013, John Hancock Core High Yield Fund’s Class A shares posted a total return of 12.59%, excluding sales charges. At the same time, the Bank of America Merrill Lynch U.S. High-Yield Master II Constrained Index, the Fund’s benchmark, returned 13.01%. The average return of the high-yield bond funds tracked by Morningstar, Inc. was 11.80%.† It hurt to hold bonds of the U.S.’s largest packaged ice company Reddy Ice Corp. Another notable detractor was a stake in Geokinetics Holdings, which provides seismic exploration services for use in identifying oil and natural gas deposits. We eliminated the position early in the fiscal year. Some of the leading contributions to Fund performance came from security selection decisions in the energy, industrials and utilities sectors, among others. Bonds issued by independent power producer RRI Energy made a key contribution for the year. Print media firm Postmedia Network, Inc. was another source of strength. A stake in energy services and equipment firm Heckmann Corp. helped Fund performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Fixed-income investments are subject to interest rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest or settlement payments. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Core High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,063.10	$6.07

Class I	1,000.00	1,064.80	4.48

For the class noted below, the example assumes an account value of $1,000.00 on March 27, 2013, with the same investment held until March 31, 2013.

	Account value	Ending value on	Expenses paid during
	on 3-27-13	3-31-13	period ended 3-31-13[2]

Class C	$1,000.00	$1,000.90	$0.21

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Core High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[3]

Class A	$1,000.00	$1,019.00	$5.94

Class C	1,000.00	1,015.30	9.70

Class I	1,000.00	1,020.60	4.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.18% and 0.87% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.93% for Class C shares, multiplied by the average account value over the period, multiplied by 4/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Core High Yield Fund | Annual report

Portfolio summary

Top 10 Issuers (19.5% of Net Assets on 3-31-13)[1,2]

Reddy Ice Corp.	2.4%	iPayment, Inc.	1.9%

Thompson Creek Metals Company, Inc.	2.4%	SUPERVALU, Inc.	1.7%

HD Supply, Inc.	2.2%	Norcraft Companies LP	1.7%

National Mentor Holdings, Inc.	2.2%	Ferro Corp.	1.7%

Permian Holdings, Inc.	2.0%	Legacy Reserves LP	1.7%

Sector Composition[1,3]

Energy	16.5%	Health Care	7.1%

Materials	15.3%	Telecommunication Services	2.8%

Consumer Discretionary	13.8%	Utilities	1.0%

Industrials	10.8%	Information Technology	0.8%

Financials	10.6%	Short-Term Investments & Other	11.5%

Consumer Staples	9.8%

Quality Composition[1,4]

BBB	0.7%

BB	2.9%

B	46.8%

CCC & Below	30.4%

Not Rated	7.6%

Equity	0.1%

Short-Term Investments & Other	11.5%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Fixed-income investments are subject to interest rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest or settlement payments. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

4 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Core High Yield Fund	11

Fund’s investments

As of 3-31-13

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 79.7%			$197,876,175

(Cost $190,994,623)

Consumer Discretionary 10.1%				25,141,989

Auto Components 0.1%

UCI International, Inc.	8.625	02-15-19	250,000	258,750

Diversified Consumer Services 1.1%

Monitronics International, Inc.	9.125	04-01-20	250,000	264,375

Speedy Cash Intermediate Holdings Corp. (S)	10.750	05-15-18	1,000,000	1,077,500

Stonemor Operating LLC	10.250	12-01-17	1,350,000	1,431,000

Hotels, Restaurants & Leisure 1.7%

Boyd Gaming Corp.	7.125	02-01-16	1,000,000	1,006,250

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	250,000	265,938

Great Canadian Gaming Corp.	6.625	07-25-22	CAD 2,000,000	2,027,854

Mandalay Resort Group	7.625	07-15-13	750,000	761,250

Marina District Finance Company, Inc.	9.875	08-15-18	100,000	103,000

Household Durables 2.2%

Beazer Homes USA, Inc. (S)	7.250	02-01-23	200,000	204,000

Norcraft Companies LP	10.500	12-15-15	4,000,000	4,190,000

The Ryland Group, Inc.	5.375	10-01-22	1,000,000	1,022,500

Media 2.5%

American Media, Inc.	11.500	12-15-17	94,000	91,885

Columbus International, Inc. (S)	11.500	11-20-14	750,000	836,250

Postmedia Network, Inc.	12.500	07-15-18	2,000,000	2,260,000

Quebecor Media, Inc. (S)	6.625	01-15-23	CAD 3,000,000	3,063,937

Specialty Retail 2.5%

Empire Today LLC (S)	11.375	02-01-17	3,000,000	3,123,750

GRD Holdings III Corp. (S)	10.750	06-01-19	3,000,000	3,153,750

Consumer Staples 9.8%				24,232,504

Food & Staples Retailing 1.9%

Rite Aid Corp.	9.500	06-15-17	500,000	524,375

SUPERVALU, Inc.	7.500	11-15-14	4,175,000	4,190,698

Food Products 4.1%

Alliance Grain Traders, Inc. (S)	9.000	02-14-18	CAD 2,000,000	1,931,880

Del Monte Corp.	7.625	02-15-19	1,250,000	1,296,875

Reddy Ice Corp.	11.250	03-15-15	5,680,000	5,992,400

Southern States Cooperative, Inc. (S)	11.250	05-15-15	750,000	791,250

12	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Household Products 3.3%

Harbinger Group, Inc. (S)	7.875	07-15-19	1,330,000	$1,403,150

Reynolds Group Issuer, Inc.	9.000	04-15-19	3,000,000	3,172,500

The Sun Products Corp. (S)	7.750	03-15-21	2,000,000	2,015,000

YCC Holdings LLC, PIK	10.250	02-15-16	1,550,000	1,598,438

Tobacco 0.5%

Alliance One International, Inc.	10.000	07-15-16	750,000	792,188

North Atlantic Trading Company, Inc. (S)	11.500	07-15-16	500,000	523,750

Energy 16.5%				40,809,678

Energy Equipment & Services 5.4%

Bristow Group, Inc.	6.250	10-15-22	250,000	270,000

Forbes Energy Services, Ltd.	9.000	06-15-19	3,750,000	3,637,500

Heckmann Corp. (S)	9.875	04-15-18	2,000,000	2,122,500

Heckmann Corp.	9.875	04-15-18	2,000,000	2,137,500

Permian Holdings, Inc. (S)	10.500	01-15-18	4,770,000	4,913,100

Pioneer Energy Services Corp.	9.875	03-15-18	250,000	273,750

Oil, Gas & Consumable Fuels 11.1%

Arch Coal, Inc.	8.750	08-01-16	2,000,000	2,080,000

Bill Barrett Corp.	7.625	10-01-19	1,000,000	1,062,500

BreitBurn Energy Partners LP	7.875	04-15-22	3,000,000	3,210,000

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,750,000	2,935,625

EPL Oil & Gas, Inc.	8.250	02-15-18	1,500,000	1,593,750

Forest Oil Corp.	7.250	06-15-19	3,000,000	3,000,000

Green Field Energy Services, Inc. (S)	13.250	11-15-16	256,000	263,680

Halcon Resources Corp. (S)	8.875	05-15-21	400,000	431,000

Legacy Reserves LP (S)	8.000	12-01-20	4,000,000	4,140,000

Rex Energy Corp. (S)	8.875	12-01-20	340,000	360,400

Sidewinder Drilling, Inc. (S)	9.750	11-15-19	2,500,000	2,512,500

Southern Pacific Resource Corp. (S)	8.750	01-25-18	CAD 2,000,000	1,850,667

Stone Energy Corp.	8.625	02-01-17	400,000	432,000

Trilogy Energy Corp. (S)	7.250	12-13-19	CAD 3,500,000	3,583,206

Financials 9.4%				23,425,852

Capital Markets 0.8%

GFI Group, Inc.	9.625	07-19-18	2,000,000	1,885,000

Commercial Banks 0.3%

CIT Group, Inc.	5.000	05-15-17	750,000	804,375

Consumer Finance 0.3%

TMX Finance LLC	13.250	07-15-15	750,000	821,250

Diversified Financial Services 4.4%

General Electric Capital Corp., (6.250%
to 12-15-22, then 3 month LIBOR +
4.704%) (Q)	6.250	12-15-22	1,500,000	1,647,632

iPayment, Inc.	10.250	05-15-18	5,000,000	4,625,000

Milestone Aviation Group LLC (S)	8.625	12-15-17	4,000,000	4,110,000

Reliance Intermediate Holdings LP (S)	9.500	12-15-19	500,000	557,500

Real Estate Investment Trusts 0.3%

CNL Lifestyle Properties, Inc.	7.250	04-15-19	750,000	750,000

See notes to financial statements	Annual report | Core High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Real Estate Management & Development 3.3%

Brookfield Residential Properties, Inc. (S)	6.500	12-15-20	1,340,000	$1,433,800

Crescent Resources LLC (S)	10.250	08-15-17	3,000,000	3,285,000

Kennedy-Wilson, Inc.	8.750	04-01-19	500,000	540,000

Mattamy Group Corp. (S)	6.500	11-15-20	1,000,000	997,500

Mattamy Group Corp. (S)	6.875	11-15-20	CAD 2,000,000	1,968,795

Health Care 5.7%				14,184,250

Health Care Equipment & Supplies 1.5%

Alere, Inc. (S)	7.250	07-01-18	2,500,000	2,656,250

Apria Healthcare Group, Inc.	12.375	11-01-14	1,000,000	1,020,000

Health Care Providers & Services 4.2%

BioScrip, Inc.	10.250	10-01-15	750,000	791,250

National Mentor Holdings, Inc. (S)	12.500	02-15-18	5,000,000	5,400,000

OnCure Holdings, Inc.	11.750	05-15-17	175,000	86,625

Radiation Therapy Services, Inc.	9.875	04-15-17	150,000	93,000

Radnet Management, Inc.	10.375	04-01-18	2,050,000	2,137,125

Rotech Healthcare, Inc. (H)	10.750	10-15-15	2,000,000	2,000,000

Industrials 8.8%				21,905,280

Aerospace & Defense 0.7%

GenCorp, Inc. (S)	7.125	03-15-21	175,000	184,625

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,350,000	1,485,000

Building Products 0.7%

Gibraltar Industries, Inc. (S)	6.250	02-01-21	175,000	185,500

Nortek, Inc. (S)	8.500	04-15-21	500,000	553,750

Nortek, Inc.	8.500	04-15-21	500,000	555,000

Ply Gem Industries, Inc.	9.375	04-15-17	500,000	550,000

Commercial Services & Supplies 2.6%

Casella Waste Systems, Inc.	7.750	02-15-19	2,600,000	2,476,500

EnergySolutions, Inc.	10.750	08-15-18	1,935,000	2,017,238

Garda World Security Corp. (S)	9.750	03-15-17	100,000	107,250

RR Donnelley & Sons Company	8.250	03-15-19	1,250,000	1,350,000

The Sheridan Group, Inc.	12.500	04-15-14	486,312	451,054

Machinery 0.3%

BC Mountain LLC (S)	7.000	02-01-21	200,000	212,000

Milacron LLC (S)	7.750	02-15-21	460,000	473,800

Marine 0.1%

Commercial Barge Line Company	12.500	07-15-17	250,000	272,188

Professional Services 0.1%

TransUnion LLC	11.375	06-15-18	250,000	287,500

Road & Rail 0.8%

The Hertz Corp.	5.875	10-15-20	2,000,000	2,110,000

Trading Companies & Distributors 2.2%

HD Supply, Inc. (S)	7.500	07-15-20	5,000,000	5,262,500

HD Supply, Inc.	10.500	01-15-21	175,000	182,000

Transportation Infrastructure 1.3%

CHC Helicopter SA	9.250	10-15-20	3,000,000	3,189,375

14	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology 0.4%				$1,042,500

Electronic Equipment, Instruments & Components 0.4%

Kemet Corp.	10.500	05-01-18	1,000,000	1,042,500

Materials 15.3%				37,859,372

Chemicals 4.8%

Ferro Corp.	7.875	08-15-18	4,000,000	4,150,000

INEOS Group Holdings SA (S)	8.500	02-15-16	2,000,000	2,030,000

Momentive Performance Materials, Inc.	8.875	10-15-20	2,000,000	2,060,000

Rain CII Carbon LLC (S)	8.250	01-15-21	3,375,000	3,645,000

Construction Materials 0.2%

Summit Materials LLC (S)	10.500	01-31-20	250,000	281,875

Weekley Homes LLC (S)	6.000	02-01-23	205,000	211,150

Containers & Packaging 1.6%

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	770,000	791,175

Pretium Packaging LLC	11.500	04-01-16	2,890,000	3,135,650

Metals & Mining 7.1%

AM Castle & Company	12.750	12-15-16	75,000	88,125

Century Aluminum Company	8.000	05-15-14	1,000,000	1,005,000

Edgen Murray Corp. (S)	8.750	11-01-20	3,000,000	3,120,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	2,000,000	1,920,000

First Quantum Minerals, Ltd. (S)	7.250	10-15-19	2,000,000	2,000,000

Novelis, Inc.	8.750	12-15-20	100,000	112,750

Optima Specialty Steel, Inc. (S)	12.500	12-15-16	250,000	271,875

Sherritt International Corp.	7.500	09-24-20	CAD 2,250,000	2,259,192

Taseko Mines, Ltd.	7.750	04-15-19	750,000	755,625

Thompson Creek Metals Company, Inc.	9.750	12-01-17	1,000,000	1,085,000

Thompson Creek Metals Company, Inc.	12.500	05-01-19	5,000,000	4,887,500

Paper & Forest Products 1.6%

Mercer International, Inc.	9.500	12-01-17	1,670,000	1,824,475

Tembec Industries, Inc.	11.250	12-15-18	1,476,000	1,630,980

UPM-Kymmene OYJ (S)	7.450	11-26-27	600,000	594,000

Telecommunication Services 2.8%				7,044,750

Diversified Telecommunication Services 2.1%

Cincinnati Bell, Inc.	8.375	10-15-20	1,000,000	1,040,000

Frontier Communications Corp.	7.125	01-15-23	1,500,000	1,518,750

Frontier Communications Corp.	8.500	04-15-20	1,000,000	1,132,500

Satelites Mexicanos SA de CV	9.500	05-15-17	1,250,000	1,325,000

Wind Acquisition Finance SA (S)	11.750	07-15-17	250,000	265,000

Wireless Telecommunication Services 0.7%

Goodman Networks, Inc. (S)	13.125	07-01-18	600,000	666,000

Sprint Capital Corp.	6.900	05-01-19	1,000,000	1,097,500

Utilities 0.9%				2,230,000

Independent Power Producers & Energy Traders 0.9%

GenOn Energy, Inc.	7.875	06-15-17	2,000,000	2,230,000

See notes to financial statements	Annual report | Core High Yield Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Convertible Bonds 0.6%				$1,560,938

(Cost $1,250,000)

Consumer Discretionary 0.6%				1,560,938

Household Durables 0.6%

M/I Homes, Inc.	3.250	09-15-17	1,250,000	1,560,938

Term Loans (M) 8.1%				$20,091,884

(Cost $19,687,397)

Consumer Discretionary 3.1%				7,583,425

Diversified Consumer Services 0.8%

JG Wentworth, Inc.	9.000	02-18-19	2,000,000	1,990,000

Media 1.1%

ASP NEP	9.500	08-18-20	22,857	23,562

SESAC, Inc.	6.000	02-08-19	1,995,000	2,019,938

SESAC, Inc.	10.000	06-28-19	500,000	510,000

Multiline Retail 1.2%

Collective Brands, Inc.	7.250	10-09-19	2,995,000	3,039,925

Financials 1.2%				3,008,690

Capital Markets 1.2%

Orbitz Worldwide, Inc. (T)	TBD	09-20-17	2,000,000	2,018,334

Walter Investment Management Corp.	5.750	11-28-17	975,000	990,356

Health Care 1.4%				3,491,019

Health Care Equipment & Supplies 1.0%

Physician Oncology Services LP	7.750	01-31-17	2,503,543	2,491,025

Health Care Providers & Services 0.4%

Premier Dental	8.250	11-01-18	997,500	999,994

Industrials 2.0%				4,995,000

Machinery 1.2%

CPM Holdings, Inc.	10.250	02-28-18	3,000,000	3,015,000

Transportation Infrastructure 0.8%

Riverboat Corporation of Mississippi	10.000	11-29-16	2,000,000	1,980,000

Information Technology 0.4%				1,013,750

IT Services 0.4%

Deltek, Inc.	10.000	10-10-19	1,000,000	1,013,750

			Shares	Value

Common Stocks 0.1%				$147,682

(Cost $209,046)

Utilities 0.1%				147,682

Independent Power Producers & Energy Traders 0.1%

Dynegy, Inc. (I)			6,156	147,682

16	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$0

(Cost $0)

Utilities 0.0%				0

Independent Power Producers & Energy Traders 0.0%

Dynegy, Inc. (I)	8.375	05-01-16	250,000	0

			Shares	Value

Warrants 0.0%				$12,500

(Cost $17,500)

Green Field Energy Services, Inc. (Strike Price: $0.01,
Expiration Date: 11-15-21) (I)(S)			250	12,500

			Par value^	Value

Short-Term Investments 13.2%				$32,698,000

(Cost $32,698,000)

Repurchase Agreement 13.2%				32,698,000

Repurchase Agreement with State Street Corp. dated 3-28-13
at 0.010% to be repurchased at $32,698,036 on 4-1-13,
collateralized by $32,115,000 U.S. Treasury Notes, 1.500% due
6-30-16 (valued at $33,354,800, including interest)			32,698,000	32,698,000

Total investments (Cost $244,856,566)† 101.7%			$252,387,179

Other assets and liabilities, net (1.7%)				($4,160,468)

Total net assets 100.0%			$248,226,711

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

PIK Paid In Kind

TBD To Be Determined

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $81,498,115 or 32.8% of the Fund’s net assets as of 3-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $244,957,854. Net unrealized appreciation aggregated $7,429,325, of which $8,227,756 related to appreciated investment securities and $798,431 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 3-31-13:

United States	82.6%
Canada	13.5%
Ireland	2.0%
Luxembourg	0.9%
Mexico	0.5%
Barbados	0.3%
Finland	0.2%

See notes to financial statements	Annual report | Core High Yield Fund	17

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $212,158,566)	$219,689,179
Repurchase agreements, at value (Cost $32,698,000)	32,698,000

Total investments, at value (Cost $244,856,566)	252,387,179

Cash	750,656
Foreign currency, at value (Cost $203,918)	202,972
Receivable for investments sold	20,000
Receivable for fund shares sold	2,806,800
Dividends and interest receivable	5,054,551
Receivable due from advisor	370
Other receivables and prepaid expenses	47,926

Total assets	261,270,454

Liabilities

Payable for investments purchased	12,180,917
Payable for fund shares repurchased	635,272
Distributions payable	61,677
Payable to affiliates
Accounting and legal services fees	8,270
Transfer agent fees	31,873
Trustees’ fees	54
Other liabilities and accrued expenses	125,680

Total liabilities	13,043,743

Net assets	248,226,711

Net assets consist of

Paid-in capital	$240,398,372
Undistributed net investment income	140,962
Accumulated net realized gain (loss) on investments and foreign
currency transactions	159,775
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	7,527,602

Net assets	$248,226,711

18	Core High Yield Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($208,179,386 ÷ 18,899,164 shares)[1]	$11.02
Class C ($100,054 ÷ 9,083 shares)[1]	$11.02
Class I ($39,947,271 ÷ 3,625,734 shares)	$11.02

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.54

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Core High Yield Fund	19

FINANCIAL STATEMENTS

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,389,336

Total investment income	9,389,336

Expenses

Investment management fees	763,068
Distribution and service fees	246,045
Accounting and legal services fees	24,956
Transfer agent fees	203,056
Trustees’ fees	4,918
State registration fees	49,962
Printing and postage	16,740
Professional fees	80,321
Custodian fees	27,911
Registration and filing fees	61,181
Other	8,442

Total expenses	1,486,600
Less expense reductions	(159,572)

Net expenses	1,327,028

Net investment income	8,062,308

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	278,932
Foreign currency transactions	46,274

325,206
Change in net unrealized appreciation (depreciation) of
Investments	6,916,401
Translation of assets and liabilities in foreign currencies	(3,011)

6,913,390

Net realized and unrealized gain	7,238,596

Increase in net assets from operations	$15,300,904

20	Core High Yield Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$8,062,308	$1,598,150
Net realized gain	325,206	738,397
Change in net unrealized appreciation (depreciation)	6,913,390	(1,121,740)

Increase in net assets resulting from operations	15,300,904	1,214,807

Distributions to shareholders
From net investment income
Class A	(6,743,134)	(1,553,413)
Class C	(62)	—
Class I	(1,346,182)	(2,686)
From net realized gain
Class A	(143,623)	(910,315)
Class I	(29,611)	(1,520)

Total distributions	(8,262,612)	(2,467,934)

From Fund share transactions	225,072,159	337,709

Total increase (decrease)	232,110,451	(915,418)

Net assets

Beginning of year	16,116,260	17,031,678

End of year	$248,226,711	$16,116,260

Undistributed net investment income	$140,962	$4,269

See notes to financial statements	Annual report | Core High Yield Fund	21

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.52	$11.35	$11.59	$10.00
Net investment income[2]	0.74	1.07	1.16	0.99
Net realized and unrealized gain (loss) on investments	0.53	(0.25)	0.92	2.21
Total from investment operations	1.27	0.82	2.08	3.20
Less distributions
From net investment income	(0.76)	(1.04)	(1.20)	(0.98)
From net realized gain	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.77)	(1.65)	(2.32)	(1.61)
Net asset value, end of period	$11.02	$10.52	$11.35	$11.59
Total return (%)[3,4]	12.59	8.12	19.34	33.75[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$208	$16	$17	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.68	1.55	1.36[6]
Expenses net of fee waivers	1.18	1.24	1.21	1.13[6]
Net investment income	6.83	9.82	9.99	9.82[6]
Portfolio turnover (%)	15	64	207	389

1 Period from 4-30-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	3-31-13[1]

Per share operating performance

Net asset value, beginning of period	$11.01
Net investment income[2]	0.01
Net realized and unrealized gain on investments	—[3]
Total from investment operations	0.01
Net asset value, end of period	$11.02
Total return (%)[4,5]	0.09[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.98[8]
Expenses net of fee waivers	1.93[8]
Net investment income	5.54[8]
Portfolio turnover (%)	15

1 Period from 3-27-13 (inception date) to 3-31-13.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

22	Core High Yield Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.52	$11.36	$11.59	$10.00
Net investment income[2]	0.77	1.10	1.21	1.02
Net realized and unrealized gain (loss) on investments	0.53	(0.26)	0.92	2.20
Total from investment operations	1.30	0.84	2.13	3.22
Less distributions
From net investment income	(0.79)	(1.07)	(1.24)	(1.00)
From net realized gain	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.80)	(1.68)	(2.36)	(1.63)
Net asset value, end of period	$11.02	$10.52	$11.36	$11.59
Total return (%)[3]	12.90	8.39	19.87	34.08[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	4.23	1.35	3.52[6]
Expenses net of fee waivers	0.87	0.90	0.85	0.85[6]
Net investment income	7.06	10.17	10.35	10.10[6]
Portfolio turnover (%)	15	64	207	389

1 Period from 4-30-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | Core High Yield Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Core High Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

24	Core High Yield Fund | Annual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$25,141,989	—	$25,141,989	—
Consumer Staples	24,232,504	—	22,300,624	$1,931,880
Energy	40,809,678	—	40,809,678	—
Financials	23,425,852	—	23,425,852	—
Health Care	14,184,250	—	14,184,250	—
Industrials	21,905,280	—	21,905,280	—
Information Technology	1,042,500	—	1,042,500	—
Materials	37,859,372	—	37,859,372	—
Telecommunication
Services	7,044,750	—	7,044,750	—
Utilities	2,230,000	—	2,230,000	—
Convertible Bonds
Consumer Discretionary	1,560,938	—	1,560,938	—
Term Loans
Consumer Discretionary	7,583,425	—	7,583,425	—
Financials	3,008,690	—	3,008,690	—
Health Care	3,491,019	—	3,491,019	—
Industrials	4,995,000	—	4,995,000	—
Information Technology	1,013,750	—	1,013,750	—
Common Stocks
Utilities	147,682	$147,682	—	—
Warrants	12,500	—	12,500	—
Short-Term Investments	32,698,000	—	32,698,000	—

Total Investments in
Securities	$252,387,179	$147,682	$250,307,617	$1,931,880

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Annual report | Core High Yield Fund	25

	CORPORATE BONDS	CONVERTIBLE BONDS

Balance as of 3-31-12	—	$267,000
Realized gain (loss)	—	72,073
Changed in unrealized appreciation (depreciation)	($62,208)	29,927
Purchases	1,994,088	—
Sales	—	(369,000)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3-31-13	$1,931,880	—
Change in unrealized at period end *	($62,208)	—

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At March 31, 2013, the Fund had $3,955,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any

26	Core High Yield Fund | Annual report

related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $961. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are paid annually. The tax character of distributions for the years ended March 31, 2013 and March 31, 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$8,178,836	$1,833,029
Long-Term Capital Gain	$83,776	634,905

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $429,182 and $34,531 of undistributed ordinary income and long-term capital gain, respectively.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Core High Yield Fund	27

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.600% of the next $500,000,000; (d) 0.550% of the next $1,500,000,000; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course or business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.18% for Class A shares, 1.93% for Class C shares and 0.87% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2014 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

In addition, the Advisor has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Fund excluding taxes, portfolio brokerage commissions, interest, acquired fund fees, short dividend expense, advisor fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Fund. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.19% of average net assets. This reimbursement may be amended or terminated at any time by the Advisor.

Accordingly, the expense reductions or reimbursements related to these agreements were $121,413, $165 and $37,994, for Class A, Class C and Class I shares, respectively, for the year ended March 31, 2013.

28	Core High Yield Fund | Annual report

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.51% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to an annual rate of 0.30% and 1.00% of average daily net assets for distribution and service fees of Class A and Class C shares, respectively. Currently, only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,780,299 for the year ended March 31, 2013. Of this amount, $340,194 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,404,954 was paid as sales commissions to broker-dealers and $35,151 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $52 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Core High Yield Fund	29

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$246,034	$183,014
Class C	11	2
Class I	—	20,040
Total	$246,045	$203,056

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and March 31, 2012 were as follows:

		Year ended 3-31-13	Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	20,038,776	$214,735,204	22,608	$237,953
Distributions reinvested	547,564	5,933,105	12	130
Repurchased	(3,207,284)	(34,338,658)	(12)	(124)

Net increase	17,379,056	$186,329,651	22,608	$237,959

Class C shares[1]

Sold	9,083	$100,000	—	—

Net increase	9,083	$100,000	—	—

Class I shares

Sold	4,193,044	$44,904,753	9,482	$99,750
Distributions reinvested	126,950	1,375,050	—	—
Repurchased	(706,242)	(7,637,295)	—	—

Net increase	3,613,752	$38,642,508	9,482	$99,750

Net increase	21,001,891	$225,072,159	32,090	$337,709

1 The inception date for Class C shares is 3-27-13.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class C shares on March 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $212,615,037 and $15,758,398, respectively, for the year ended March 31, 2013.

30	Core High Yield Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Core High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Core High Yield Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

Annual report | Core High Yield Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $83,776 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

32	Core High Yield Fund | Annual report

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Core High Yield Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | Core High Yield Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

34	Core High Yield Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Core High Yield Fund	35

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

36	Core High Yield Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Core High Yield Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Executive Vice President
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	Core High Yield Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Core High Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	346A 3/13
MF138239	5/13

John Hancock MUTUAL FUNDS

John Hancock

Small Company Fund

Annual Report

3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	9.74	6.26	10.02	9.74	35.50	159.92

Class I1,2	16.03	7.73	10.99	16.03	45.12	183.76

Class R1[1,2]	15.26	6.95	10.14	15.26	39.91	162.78

Class R2[1,2]	15.51	6.06	9.10	15.51	34.22	138.92

Class R3[1,2]	15.32	7.05	10.25	15.32	40.61	165.41

Class R4[1,2]	15.81	7.39	10.59	15.81	42.85	173.68

Class R5[1,2]	16.03	7.70	10.91	16.03	44.88	181.74

Class R6[1,2]	16.07	7.79	11.03	16.07	45.48	184.61

Class ADV[1,2]	15.76	7.35	10.48	15.76	42.60	170.90

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class ADV
Net (%)	1.50	1.14	1.80	1.55	1.70	1.30	1.10	1.04	1.34
Gross (%)	1.54	1.16	13.34	2.95	4.65	28.62	8.75	15.46	4.34

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Small Company Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	3-31-03	$28,376	$28,376	$29,748

Class R1[2]	3-31-03	26,278	26,278	29,748

Class R2[2]	3-31-03	23,892	23,892	29,748

Class R3[2]	3-31-03	26,541	26,541	29,748

Class R4[2]	3-31-03	27,368	27,368	29,748

Class R5[2]	3-31-03	28,174	28,174	29,748

Class R6[2]	3-31-03	28,461	28,461	29,748

Class ADV[2]	3-31-03	27,090	27,090	29,748

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of FMA Small Company Portfolio (the Predecessor Fund). On that date, the Predecessor Fund’s Investor class shares were exchanged for Class A shares and its Institutional class shares were exchanged for Class I shares. Class A, Class I and Class ADV shares were first offered on 12-14-09. The Class A and Class ADV returns prior to that date are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, as applicable. The Class I returns prior to 5-1-08 are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. Class R1, Class R3, Class R4 and Class R5 shares were first offered on 4-30-10; Class R6 and R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, as applicable.

2 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | Small Company Fund	7

Management’s discussion of
Fund performance

By Fiduciary Management Associates, LLC

The 12-month period ended March 31, 2013 was a very good one for small-cap stocks, which benefited from a resurgence in U.S. economic activity. However, significant concerns during the reporting period included high U.S. unemployment and political discord in Washington, D.C., which ultimately led to budget sequestration. The European sovereign debt crisis persisted as well, with Cyprus becoming the latest nation to require a bailout. Nevertheless, stocks overcame these setbacks and finished the period on an upswing.

For the 12-month period ended March 31, 2013, John Hancock Small Company Fund’s Class A shares had a total return of 15.53%, excluding sales charges, trailing the 15.68% return of the average small blend fund, according to Morningstar, Inc.,† as well as the 16.30% return of the Fund’s benchmark, the Russell 2000 Index. Health care and industrials stocks generally helped performance during the period. In health care, clinical outsourcing provider Team Health Holdings, Inc. and Questcor Pharmaceuticals, Inc. supported returns. We sold Questcor. In the industrials sector, water heater manufacturer AO Smith Corp. performed well, as did Eagle Materials, Inc., a manufacturer of gypsum and wallboard products. We sold them both. Also adding value were technology holdings Stratasys, Ltd., a maker of 3-D printing equipment, which we sold, and Cirrus Logic, Inc., a producer of semiconductors for popular mobile devices. In contrast, the Fund’s modest underperformance relative to its benchmark resulted largely from unfavorable stock picking in the consumer discretionary sector. Apparel retailer Express, Inc. detracted the most, while SHFL Entertainment, Inc., a maker of gaming industry equipment, disappointed as well, leading us to sell both. Within the information technology sector, InvenSense, Inc., a maker of motion-control and proximity sensors for mobile communications devices, and Bankrate, Inc., an online financial advertiser that we sold, were two underperformers of note. The Fund’s cash stake, although only a modest 3%, had a negative impact on results as well in a rising market.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,152.60	$8.05

Class I	1,000.00	1,154.80	6.12

Class R1	1,000.00	1,150.90	9.65

Class R2	1,000.00	1,152.30	8.32

Class R3	1,000.00	1,151.50	9.12

Class R4	1,000.00	1,154.30	6.98

Class R5	1,000.00	1,155.30	5.91

Class R6	1,000.00	1,155.20	5.59

Class ADV	1,000.00	1,153.70	7.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,017.50	$7.54

Class I	1,000.00	1,019.20	5.74

Class R1	1,000.00	1,016.00	9.05

Class R2	1,000.00	1,017.20	7.80

Class R3	1,000.00	1,016.50	8.55

Class R4	1,000.00	1,018.40	6.54

Class R5	1,000.00	1,019.40	5.54

Class R6	1,000.00	1,019.70	5.24

Class ADV	1,000.00	1,018.20	6.74

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings (15.3% of Net Assets on 3-31-13)[1,2]

Susquehanna Bancshares, Inc.	1.6%	Team Health Holdings, Inc.	1.5%

FirstMerit Corp.	1.6%	Amtrust Financial Services, Inc.	1.5%

Brandywine Realty Trust	1.6%	Lexington Realty Trust	1.5%

Teledyne Technologies, Inc.	1.6%	Prosperity Bancshares, Inc.	1.5%

Webster Financial Corp.	1.5%	UNS Energy Corp.	1.4%

Sector Composition[1,3]

Financials	27.4%	Energy	5.8%

Industrials	18.9%	Materials	4.0%

Information Technology	14.7%	Utilities	4.0%

Consumer Discretionary	11.4%	Consumer Staples	3.2%

Health Care	7.4%	Short-Term Investments & Other	3.2%

1 As a percentage of net assets on 3-31-13.

2 Excludes cash and cash equivalents.

3 The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | Small Company Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value

Common Stocks 95.6%		$164,019,337

(Cost $136,559,291)

Consumer Discretionary 11.4%		19,579,973

Auto Components 2.3%

Drew Industries, Inc.	50,120	1,819,857

Tenneco, Inc. (I)	53,650	2,108,982

Hotels, Restaurants & Leisure 2.3%

The Cheesecake Factory, Inc.	53,880	2,080,307

Vail Resorts, Inc.	30,060	1,873,339

Household Durables 1.4%

The Ryland Group, Inc.	56,440	2,349,033

Specialty Retail 2.0%

Aaron’s, Inc.	58,670	1,682,656

Pier 1 Imports, Inc.	74,510	1,713,730

Textiles, Apparel & Luxury Goods 3.4%

Movado Group, Inc.	53,020	1,777,230

Oxford Industries, Inc.	39,260	2,084,706

Steven Madden, Ltd. (I)	48,450	2,090,133

Consumer Staples 3.2%		5,436,896

Food Products 1.0%

Snyders-Lance, Inc.	66,840	1,688,378

Household Products 1.2%

Spectrum Brands Holdings, Inc.	35,030	1,982,348

Personal Products 1.0%

Elizabeth Arden, Inc. (I)	43,880	1,766,170

Energy 5.8%		9,938,818

Energy Equipment & Services 3.6%

Forum Energy Technologies, Inc. (I)	64,500	1,855,020

Gulfmark Offshore, Inc., Class A	44,190	1,721,642

Helix Energy Solutions Group, Inc. (I)	71,242	1,630,017

Key Energy Services, Inc. (I)	117,890	952,551

Oil, Gas & Consumable Fuels 2.2%

Halcon Resources Corp. (I)	266,280	2,074,321

Rosetta Resources, Inc. (I)	35,840	1,705,267

12	Small Company Fund | Annual report	See notes to financial statements

	Shares	Value

Financials 26.2%		$44,905,059

Capital Markets 1.1%

Evercore Partners, Inc., Class A	47,490	1,975,584

Commercial Banks 12.7%

Bank of the Ozarks, Inc.	45,650	2,024,578

BBCN Bancorp, Inc.	64,100	837,146

Capital Bank Financial Corp., Class A (I)	50,990	874,988

Columbia Banking System, Inc.	78,120	1,717,078

FirstMerit Corp.	162,890	2,692,572

Fulton Financial Corp.	187,540	2,194,218

Popular, Inc. (I)	62,850	1,735,289

Prosperity Bancshares, Inc.	52,680	2,496,505

Susquehanna Bancshares, Inc.	219,940	2,733,854

Texas Capital Bancshares, Inc. (I)	44,552	1,802,128

Webster Financial Corp.	107,430	2,606,252

Insurance 2.5%

Amtrust Financial Services, Inc.	72,630	2,516,630

Endurance Specialty Holdings, Ltd.	17,390	831,416

The Hanover Insurance Group, Inc.	17,390	863,935

Real Estate Investment Trusts 8.8%

Associated Estates Realty Corp.	99,870	1,861,577

Brandywine Realty Trust	180,200	2,675,970

EastGroup Properties, Inc.	33,820	1,968,324

EPR Properties	43,590	2,268,860

Glimcher Realty Trust	184,960	2,145,536

Lexington Realty Trust	212,640	2,509,152

Medical Properties Trust, Inc.	107,060	1,717,242

Thrifts & Mortgage Finance 1.1%

Washington Federal, Inc.	106,070	1,856,225

Health Care 7.4%		12,634,748

Health Care Equipment & Supplies 2.8%

Analogic Corp.	26,290	2,077,436

Hill-Rom Holdings, Inc.	30,180	1,062,940

Masimo Corp.	85,370	1,674,959

Health Care Providers & Services 2.7%

Amsurg Corp. (I)	57,849	1,946,040

Team Health Holdings, Inc. (I)	71,450	2,599,351

Life Sciences Tools & Services 1.0%

Charles River Laboratories International, Inc. (I)	37,870	1,676,505

Pharmaceuticals 0.9%

Akorn, Inc. (I)	115,511	1,597,517

Industrials 18.9%		32,511,829

Aerospace & Defense 4.9%

Curtiss-Wright Corp.	48,030	1,666,641

Esterline Technologies Corp. (I)	29,560	2,237,692

Orbital Sciences Corp. (I)	113,450	1,893,481

Teledyne Technologies, Inc. (I)	33,990	2,666,176

See notes to financial statements	Annual report | Small Company Fund	13

	Shares	Value

Building Products 1.1%

Trex Company, Inc. (I)	38,180	$1,877,692

Construction & Engineering 1.4%

MasTec, Inc. (I)	81,310	2,370,187

Electrical Equipment 1.6%

Belden, Inc.	38,830	2,005,570

Franklin Electric Company, Inc.	22,262	747,335

Machinery 5.8%

Actuant Corp., Class A	65,460	2,004,385

Chart Industries, Inc. (I)	21,130	1,690,611

CIRCOR International, Inc.	26,500	1,126,250

Proto Labs, Inc. (I)	17,810	874,471

The Manitowoc Company, Inc.	115,390	2,372,418

Woodward, Inc.	46,154	1,835,083

Road & Rail 0.9%

Con-way, Inc.	46,120	1,623,885

Trading Companies & Distributors 3.2%

Air Lease Corp.	65,300	1,914,596

Beacon Roofing Supply, Inc. (I)	53,830	2,081,068

H&E Equipment Services, Inc.	74,720	1,524,288

Information Technology 14.7%		25,283,413

Communications Equipment 1.0%

Ixia (I)	81,641	1,766,711

Computers & Peripherals 0.5%

Electronics for Imaging, Inc. (I)	31,490	798,586

Electronic Equipment, Instruments & Components 3.0%

FEI Company	29,280	1,890,024

InvenSense, Inc. (I)	98,970	1,057,000

OSI Systems, Inc. (I)	36,340	2,263,619

IT Services 2.2%

Cardtronics, Inc. (I)	63,090	1,732,451

Heartland Payment Systems, Inc.	60,580	1,997,323

Semiconductors & Semiconductor Equipment 3.4%

Entegris, Inc. (I)	183,510	1,809,409

Semtech Corp. (I)	58,770	2,079,870

Silicon Laboratories, Inc. (I)	46,570	1,926,135

Software 4.6%

ACI Worldwide, Inc. (I)	41,230	2,014,498

Manhattan Associates, Inc. (I)	32,790	2,435,969

Take-Two Interactive Software, Inc. (I)	112,300	1,813,645

Tangoe, Inc. (I)	137,060	1,698,173

Materials 4.0%		6,924,139

Chemicals 3.1%

H.B. Fuller Company	49,800	1,946,184

Minerals Technologies, Inc.	41,190	1,709,797

PolyOne Corp.	71,460	1,744,339

14	Small Company Fund | Annual report	See notes to financial statements

		Shares	Value

Metals & Mining 0.9%

Commercial Metals Company		96,140	$1,523,819

Utilities 4.0%			6,804,462

Electric Utilities 4.0%

ALLETE, Inc.		44,320	2,172,566

UIL Holdings Corp.		54,570	2,160,426

UNS Energy Corp.		50,500	2,471,470

Exchange-Traded Funds 1.2%			$2,133,464

(Cost $1,961,361)

iShares Russell Microcap Index Fund		36,370	2,133,464

	Yield (%)	Shares	Value

Short-Term Investments 2.7%			$4,602,057

(Cost $4,602,057)

Money Market Funds 2.7%			4,602,057

State Street Institutional Liquid Reserves Fund	0.1355 (Y)	4,602,057	4,602,057

Total investments (Cost $143,122,709)† 99.5%			$170,754,858

Other assets and liabilities, net 0.5%			$824,119

Total net assets 100.0%			$171,578,977

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $144,471,732. Net unrealized appreciation aggregated $26,283,126, of which $27,892,703 related to appreciated investment securities and $1,609,577 related to depreciated investment securities.

See notes to financial statements	Annual report | Small Company Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $143,122,709)	$170,754,858
Cash	4,766
Receivable for investments sold	3,179,668
Receivable for fund shares sold	726,202
Dividends and interest receivable	200,624
Receivable due from advisor	4,558
Other receivables and prepaid expenses	76,014

Total assets	174,946,690

Liabilities

Payable for investments purchased	3,033,292
Payable for fund shares repurchased	223,980
Payable to affiliates
Accounting and legal services fees	3,238
Transfer agent fees	21,205
Distribution and service fees	31
Trustees’ fees	8,833
Other liabilities and accrued expenses	77,134

Total liabilities	3,367,713

Net assets	171,578,977

Net assets consist of

Paid-in capital	$159,971,804
Accumulated distributions in excess of net investment income	(8,270)
Accumulated net realized gain (loss) on investments	(16,016,706)
Net unrealized appreciation (depreciation) on investments	27,632,149

Net assets	$171,578,977

16	Small Company Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($119,792,092 ÷ 4,969,786 shares)[1]	$24.10
Class I ($49,336,734 ÷ 2,028,654 shares)	$24.32
Class R1 ($934,002 ÷ 39,125 shares)	$23.87
Class R2 ($117,754 ÷ 4,864 shares)	$24.21
Class R3 ($446,641 ÷ 18,655 shares)	$23.94
Class R4 ($84,634 ÷ 3,502 shares)	$24.17
Class R5 ($254,027 ÷ 10,446 shares)	$24.32
Class R6 ($134,965 ÷ 5,544 shares)	$24.34
Class ADV ($478,128 ÷ 19,782 shares)	$24.17

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.37

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Small Company Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,952,963
Interest	9,197

Total investment income	1,962,160

Expenses

Investment management fees	1,547,351
Distribution and service fees	354,216
Accounting and legal services fees	34,703
Transfer agent fees	277,033
Trustees’ fees	11,090
State registration fees	148,327
Printing and postage	34,845
Professional fees	57,485
Custodian fees	27,340
Registration and filing fees	56,164
Other	12,900

Total expenses	2,561,454
Less expense reductions	(194,437)

Net expenses	2,367,017

Net investment income	(404,857)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	19,083,415

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,577,682

Net realized and unrealized gain	22,661,097

Increase in net assets from operations	$22,256,240

18	Small Company Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	($404,857)	$140,260
Net realized gain (loss)	19,083,415	(5,207,731)
Change in net unrealized appreciation (depreciation)	3,577,682	(2,370,555)

Increase (decrease) in net assets resulting from operations	22,256,240	(7,438,026)

Distributions to shareholders
From net investment income
Class I	—	(138,917)
Class R5	—	(281)
Class R6	—	(220)

Total distributions	—	(139,418)

From Fund share transactions	(49,470,021)	50,599,884

Total increase (decrease)	(27,213,781)	43,022,440

Net assets

Beginning of year	198,792,758	155,770,318

End of year	$171,578,977	$198,792,758

Accumulated distributions in excess of net investment income	($8,270)	($164,473)

See notes to financial statements	Annual report | Small Company Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1,2]	10-31-09	10-31-08[3]

Per share operating performance

Net asset value, beginning of period	$20.86	$21.44	$17.82	$14.68	$13.83	$22.55
Net investment income (loss)[4]	(0.07)	(0.01)	(0.03)	(0.02)	—[5]	0.05
Net realized and unrealized gain (loss)
on investments	3.31	(0.57)	3.62	3.18	0.87	(6.01)
Total from investment operations	3.24	(0.58)	3.59	3.16	0.87	(5.96)
Less distributions
From net investment income	—	—	—	(0.02)	(0.02)	(0.01)
From net realized gain	—	—	—	—	—	(2.75)
Total distributions	—	—	—	(0.02)	(0.02)	(2.76)
Non-recurring reimbursement	—	—	0.03[6]	—	—	—
Net asset value, end of period	$24.10	$20.86	$21.44	$17.82	$14.68	$13.83
Total return (%)[7,8]	15.53	(2.71)	20.31	21.51[9]	6.34	(29.67)

Ratios and supplemental data

Net assets, end of period (in millions)	$120	$129	$88	$92	$87	$104
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	1.54	1.49	1.66[10]	1.42	1.37
Expenses net of fee waivers	1.50	1.44	1.34	1.39[10]	1.39	1.31
Net investment income (loss)	(0.36)	(0.07)	(0.17)	(0.23)[10]	(0.01)	0.27
Portfolio turnover (%)	97	133	159	42[11]	155	177

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class A.
3 Prior to 5-1-08, Investor Shares were offered as Institutional Shares.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

20	Small Company Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1,2]	10-31-09	10-31-08[3]

Per share operating performance

Net asset value, beginning of period	$20.96	$21.51	$17.84	$14.71	$13.84	$17.99
Net investment income[4]	—[5]	0.07	0.02	—[5]	0.03	0.04
Net realized and unrealized gain (loss)
on investments	3.36	(0.58)	3.62	3.18	0.87	(4.17)
Total from investment operations	3.36	(0.51)	3.64	3.18	0.90	(4.13)
Less distributions
From net investment income	—	(0.04)	—	(0.05)	(0.03)	(0.02)
Non-recurring reimbursement	—	—	0.03[6]	—	—	—
Net asset value, end of period	$24.32	$20.96	$21.51	$17.84	$14.71	$13.84
Total return (%)[7]	16.03	(2.34)	20.57	21.67[8]	6.56	(22.95)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$49	$69	$67	$36	$23	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.16	1.12	1.18[9]	1.17	1.18[9]
Expenses net of fee waivers	1.11	1.04	1.11	1.14[9]	1.14	1.08[9]
Net investment income	0.02	0.34	0.09	0.01[9]	0.24	0.55[9]
Portfolio turnover (%)	97	133	159	42[10]	155	177

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class I.
3 Commencement of operations 5-2-08.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
7 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

CLASS R1 SHARES Period ended	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$20.71	$21.37	$19.38
Net investment loss[2]	(0.13)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	3.29	(0.58)	2.03
Total from investment operations	3.16	(0.66)	1.96
Non-recurring reimbursement	—	—	0.03[3]
Net asset value, end of period	$23.87	$20.71	$21.37
Total return (%)[4]	15.26	(3.09)	10.27[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.37	13.34	7.22[7]
Expenses net of fee waivers	1.80	1.80	1.80[7]
Net investment loss	(0.60)	(0.40)	(0.42)[7]
Portfolio turnover (%)	97	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Annual report | Small Company Fund	21

CLASS R2 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$20.96	$20.56
Net investment income (loss)[2]	(0.08)	0.02
Net realized and unrealized gain on investments	3.33	0.38
Total from investment operations	3.25	0.40
Net asset value, end of period	$24.21	$20.96
Total return (%)[3]	15.51	1.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.22	16.31[6]
Expenses net of fee waivers	1.55	1.55[6]
Net investment income (loss)	(0.39)	1.31[6]
Portfolio turnover (%)	97	133[7]

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$20.76	$21.39	$19.38
Net investment loss[2]	(0.12)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	3.30	(0.57)	2.08
Total from investment operations	3.18	(0.63)	1.98
Non-recurring reimbursement	—	—	0.03[3]
Net asset value, end of period	$23.94	$20.76	$21.39
Total return (%)[4]	15.32	(2.95)	10.37[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.15	4.65	3.00[7]
Expenses net of fee waivers	1.70	1.70	1.70[7]
Net investment loss	(0.56)	(0.32)	(0.52)[7]
Portfolio turnover (%)	97	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

22	Small Company Fund | Annual report	See notes to financial statements

CLASS R4 SHARES Period ended	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$20.87	$21.44	$19.38
Net investment income (loss)[2]	(0.03)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	3.33	(0.56)	2.06
Total from investment operations	3.30	(0.57)	2.03
Non-recurring reimbursement	—	—	0.03[3]
Net asset value, end of period	$24.17	$20.87	$21.44
Total return (%)[4]	15.81	(2.66)	10.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.82	28.72	7.40[7]
Expenses net of fee waivers	1.31	1.40	1.40[7]
Net investment income (loss)	(0.17)	(0.03)	(0.16)[7]
Portfolio turnover (%)	97	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R5 SHARES Period ended	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$20.96	$21.50	$19.38
Net investment income[2]	0.01	0.05	0.01
Net realized and unrealized gain (loss) on investments	3.35	(0.56)	2.08
Total from investment operations	3.36	(0.51)	2.09
Less distributions
From net investment income	—	(0.03)	—
Non-recurring reimbursement	—	—	0.03[3]
Net asset value, end of period	$24.32	$20.96	$21.50
Total return (%)[4]	16.03	(2.34)	10.94[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.78	8.75	3.66[7]
Expenses net of fee waivers	1.10	1.10	1.10[7]
Net investment income	0.05	0.28	0.05[7]
Portfolio turnover (%)	97	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Annual report | Small Company Fund	23

CLASS R6 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$20.97	$18.69
Net investment income[2]	0.02	0.06
Net realized and unrealized gain on investments	3.35	2.26
Total from investment operations	3.37	2.32
Less distributions
From net investment income	—	(0.04)
Net asset value, end of period	$24.34	$20.97
Total return (%)[3]	16.07	12.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.63	15.46[6]
Expenses net of fee waivers	1.04	1.04[6]
Net investment income	0.11	0.55[6]
Portfolio turnover (%)	97	133[7]

1 Period from 9-1-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS ADV SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$20.88	$21.44	$17.82	$15.71
Net investment income (loss)[2]	(0.04)	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	3.33	(0.57)	3.60	2.12
Total from investment operations	3.29	(0.56)	3.59	2.11
Non-recurring reimbursement	—	—	0.03[3]	—
Net asset value, end of period	$24.17	$20.88	$21.44	$17.82
Total return (%)[4]	15.76	(2.61)	20.31	13.43[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.91	4.34	4.99	2.76[7]
Expenses net of fee waivers	1.34	1.34	1.34	1.33[7]
Net investment income (loss)	(0.20)	0.03	(0.07)	(0.17)[7]
Portfolio turnover (%)	97	133	159	42[8]

1 Period from 12-14-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

24	Small Company Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include

Annual report | Small Company Fund	25

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $1,099. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26	Small Company Fund | Annual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $14,667,683 available to offset future net realized capital gains as of March 31, 2013, which expires as follows: March 31, 2016 — $3,030,785 and March 31, 2017 — $11,636,898.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Qualified late year ordinary losses of $2,688 are treated as occurring on April 1, 2013.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2013 was $0 and $139,418 for the year ended March 31, 2012 of ordinary income.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses, litigation proceeds and real estate investment trusts.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Small Company Fund	27

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2014.

For the year ended March 31, 2013, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$47,596
Class I	36,140
Class R1	13,392
Class R2	19,195
Class R3	13,894
Class R4	13,749
Class R5	13,753
Class R6	20,449
Class ADV	16,199
Total	$194,367

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.79% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class R1, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services.

28	Small Company Fund | Annual report

The Fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Effective June 1, 2012, the Distributor contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2014, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $70 for Class R4 shares for the year ended March 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $218,474 for the year ended March 31, 2013. Of this amount, $36,684 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $178,553 was paid as sales commissions to broker-dealers and $3,237 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $248 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Small Company Fund	29

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$346,430	$217,778	$19,400	$22,131
Class I	—	57,993	19,602	11,157
Class R1	3,481	149	13,588	220
Class R2	257	29	19,227	230
Class R3	2,633	115	13,638	253
Class R4	244	22	13,638	146
Class R5	37	59	13,638	187
Class R6	—	33	20,207	236
Class ADV	1,134	855	15,389	285
Total	$354,216	$277,033	$148,327	$34,845

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

	Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	648,171	$13,996,105	699,031	$13,720,055
Issued in reorganization (Note 7)	—	—	3,452,513	74,129,240
Repurchased	(1,849,095)	(38,523,453)	(2,077,751)	(41,861,589)

Net increase (decrease)	(1,200,924)	($24,527,348)	2,073,793	$45,987,706

Class I shares

Sold	363,132	$7,645,212	931,738	$19,378,865
Issued in reorganization (Note 7)	—	—	8,264	178,025
Distributions reinvested	—	—	6,556	121,548
Repurchased	(1,604,409)	(33,154,811)	(773,501)	(15,317,349)

Net increase (decrease)	(1,241,277)	($25,509,599)	173,057	$4,361,089

Class R1 shares

Sold	47,491	$991,428	4,195	$83,646
Repurchased	(15,819)	(322,300)	(2,200)	(45,925)

Net increase	31,672	$669,128	1,995	$37,721

Class R2 shares[1]

Sold	—	—	4,864	$100,000

Net increase	—	—	4,864	$100,000

Class R3 shares

Sold	4,475	$92,681	5,491	$109,696
Repurchased	(7,140)	(146,770)	(5,518)	(107,131)

Net decrease	(2,665)	($54,089)	(27)	$2,565

30	Small Company Fund | Annual report

	Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	1,685	$34,269	683	$13,627
Repurchased	(799)	(18,743)	(169)	(3,517)

Net increase	886	$15,526	514	$10,110

Class R5 shares

Sold	2,226	$47,492	2,954	$57,579
Distributions reinvested	—	—	15	281
Repurchased	(871)	(18,207)	(1,520)	(29,369)

Net increase	1,355	$29,285	1,449	$28,491

Class R6 shares[2]

Sold	99	$2,224	5,492	$102,944
Repurchased	(46)	(919)	—	—

Net increase	53	$1,305	5,492	$102,944

Class ADV shares

Sold	119	$2,527	113	$2,200
Repurchased	(4,396)	(96,756)	(1,716)	(32,942)

Net increase	(4,277)	($94,229)	(1,603)	($30,742)

Net increase (decrease)	(2,415,177)	($49,470,021)	2,259,534	$50,599,884

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Period from 9-1-11 (inception date) to 3-31-12.

Affiliates of the Fund owned 100%, 37% and 97% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on March 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $162,939,124 and $212,957,069, respectively, for the year ended March 31, 2013.

Note 7 — Reorganization

On March 23, 2011, the shareholders of John Hancock Growth Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Small Company Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquiring Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 8, 2011.

Annual report | Small Company Fund	31

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	APPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small	Growth	$74,307,265	$357,619	2,999,974	3,460,777	$156,083,429	$230,390,694
Company	Opportunities
Fund	Fund

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations for the year ended March 31, 2012. See Note 5 for capital shares issued in connection with the above referenced reorganization.

32	Small Company Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Company Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

Annual report | Small Company Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

34	Small Company Fund | Annual report

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Small Company Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | Small Company Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

36	Small Company Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Small Company Fund	37

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

38	Small Company Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Small Company Fund	39

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Fiduciary Management Associates, LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Small Company Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	348A 3/13
MF138235	5/13

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Mid Cap Fund

Annual Report
3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	11.47	10.11	12.89	11.47	61.84	236.15

Class C1	15.33	10.38	12.59	15.33	63.88	227.20

Class I1,2	17.64	11.61	13.88	17.64	73.19	266.82

Class R2[1,2]	17.15	11.06	13.27	17.15	68.97	247.74

Class R6[1,2]	17.68	11.71	13.96	17.68	73.96	269.38

Class ADV[1,2]	17.33	11.24	13.46	17.33	70.31	253.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class R2 and Class ADV shares and 9-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6	Class ADV
Net (%)	1.33	2.10	0.98	1.40	0.95	1.25
Gross (%)	1.33	2.10	0.98	1.53	4.22	4.18

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Disciplined Value Mid Cap Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3	3-31-03	$32,720	$32,720	$32,690

Class I2	3-31-03	36,682	36,682	32,690

Class R2[2]	3-31-03	34,774	34,774	32,690

Class R6[2]	3-31-03	36,938	36,938	32,690

Class ADV[2]	3-31-03	35,347	35,347	32,690

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the Predecessor Fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class A and Class ADV shares, as applicable. For Class I shares, the returns prior to this date are for the Predecessor Fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class I shares. Class C, Class R6 and Class R2 shares were first offered on 8-15-11, 9-1-11 and 3-1-12, respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R6 and Class R2 shares, as applicable.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | Disciplined Value Mid Cap Fund	7

Management’s discussion of
Fund performance

By Robeco Boston Partners, a division of Robeco Investment Management, Inc.

The 12-month period ended March 31, 2013 was a strong one for equity investors. The stock market continued to struggle with a high level of volatility, as many of the same concerns that had been weighing on investors’ minds in recent years — such as the ongoing sovereign debt crisis in Europe and seemingly endless fiscal battles in Washington — remained in place. But many of these concerns diminished over time and investors chose to focus on the positives in the stock market, which contributed to its upward trajectory.

For the 12-month period ended March 31, 2013, John Hancock Disciplined Value Mid Cap Fund’s Class A shares had a total return of 17.31%, excluding sales charges. That performance slightly outpaced the 17.18% return of the average mid-cap value fund, according to Morningstar, Inc.,† but trailed the 21.49% return of the Fund’s benchmark, the Russell Midcap Value Index. Although the Fund enjoyed attractive results in absolute terms, its underperformance relative to the benchmark was largely attributable to the Fund’s lack of exposure to thriving homebuilding industry stocks and its underweighting in successful oil and gas companies. Stock selection within the consumer discretionary sector was also disappointing. Detractors included positions in Gentex Corp., an auto-parts maker, which we sold; SM Energy Company, an independent energy producer; office supplies retailer Staples, Inc.; and money transfer business The Western Union Company, which we also sold prior to period end.

Stock picking in the materials sector was particularly helpful to the Fund, especially the Fund’s stake in PPG Industries Inc., a maker of industrial paints and coatings. From the health care sector, owning ICON PLC, an Ireland-based provider of outsourced development services, also contributed to the Fund’s performance. Among information technology holdings, two leading makers of hard disk drives, Ireland’s Seagate Technology PLC and California-based Western Digital Corp., did well for the Fund, while media company CBS Corp. also added to results.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Disciplined Value Mid Cap Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,172.20	$6.82

Class C	1,000.00	1,167.80	11.19

Class I	1,000.00	1,173.70	5.04

Class R2	1,000.00	1,171.50	7.58

Class R6	1,000.00	1,174.00	4.77

Class ADV	1,000.00	1,172.40	6.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Mid Cap Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,018.60	$6.34

Class C	1,000.00	1,014.60	10.40

Class I	1,000.00	1,020.30	4.68

Class R2	1,000.00	1,018.00	7.04

Class R6	1,000.00	1,020.50	4.43

Class ADV	1,000.00	1,018.70	6.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 2.07%, 0.93%, 1.40%, 0.88%, and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Mid Cap Fund | Annual report

Portfolio summary

Top 10 Holdings (14.7% of Net Assets on 3-31-13)[1,2]

Robert Half International, Inc.	1.8%	McKesson Corp.	1.4%

CBS Corp., Class B	1.5%	CareFusion Corp.	1.4%

AmerisourceBergen Corp.	1.5%	Torchmark Corp.	1.4%

Lear Corp.	1.5%	Omnicare, Inc.	1.4%

Noble Energy, Inc.	1.5%	Crown Holdings, Inc.	1.3%

Sector Composition[1,3]

Financials	24.7%	Energy	7.8%

Industrials	16.3%	Materials	6.2%

Information Technology	11.9%	Utilities	5.5%

Consumer Discretionary	10.5%	Consumer Staples	3.2%

Health Care	9.4%	Short-Term Investments & Other	4.5%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | Disciplined Value Mid Cap Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value
Common Stocks 95.5%	$2,996,970,056

(Cost $2,465,911,578)

Consumer Discretionary 10.5%		330,384,705

Auto Components 1.9%

Lear Corp.	860,435	47,212,068

TRW Automotive Holdings Corp. (I)	215,690	11,862,950

Household Durables 1.3%

Harman International Industries, Inc. (L)	242,180	10,808,493

Newell Rubbermaid, Inc.	1,151,079	30,043,162

Leisure Equipment & Products 1.0%

Brunswick Corp. (L)	951,221	32,550,783

Media 2.8%

CBS Corp., Class B	1,037,065	48,420,565

Omnicom Group, Inc. (L)	410,100	24,154,890

The McGraw-Hill Companies, Inc.	283,024	14,739,890

Multiline Retail 1.7%

Macy’s, Inc.	868,200	36,325,488

Nordstrom, Inc. (L)	311,610	17,210,220

Specialty Retail 1.4%

Foot Locker, Inc.	355,140	12,159,994

Staples, Inc. (L)	1,339,910	17,994,991

Williams-Sonoma, Inc. (L)	291,015	14,993,093

Textiles, Apparel & Luxury Goods 0.4%

Coach, Inc.	238,210	11,908,118

Consumer Staples 3.2%		100,265,204

Beverages 2.0%

Coca-Cola Enterprises, Inc.	550,710	20,332,213

Constellation Brands, Inc., Class A (I)	638,615	30,423,619

Dr. Pepper Snapple Group, Inc.	236,255	11,092,172

Food Products 0.5%

Kellogg Company	269,680	17,375,482

Tobacco 0.7%

Lorillard, Inc.	521,480	21,041,718

12	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
Energy 7.8%		$244,009,059

Energy Equipment & Services 1.9%

Cameron International Corp. (I)	294,410	19,195,532

Ensco PLC, Class A	514,170	30,850,200

Weatherford International, Ltd. (I)	857,055	10,404,648

Oil, Gas & Consumable Fuels 5.9%

EQT Corp.	346,390	23,467,923

Kosmos Energy, Ltd. (I)	1,049,293	11,857,011

Noble Energy, Inc.	407,920	47,180,027

Rosetta Resources, Inc. (I)(L)	207,778	9,886,077

SM Energy Company	583,685	34,565,826

Southwestern Energy Company (I)	532,525	19,841,882

Tesoro Corp.	215,305	12,606,108

Valero Energy Corp.	530,970	24,153,825

Financials 24.7%		774,342,629

Capital Markets 4.0%

Raymond James Financial, Inc.	851,650	39,261,065

SEI Investments Company	589,040	16,993,804

State Street Corp.	202,415	11,960,702

TD Ameritrade Holding Corp.	1,862,940	38,413,823

The Charles Schwab Corp. (L)	1,031,865	18,253,692

Commercial Banks 6.3%

BB&T Corp.	1,190,430	37,367,598

Comerica, Inc. (L)	747,755	26,881,792

East West Bancorp, Inc.	1,318,460	33,844,868

Fifth Third Bancorp	2,477,965	40,415,609

Huntington Bancshares, Inc.	2,803,000	20,714,170

M&T Bank Corp. (L)	134,435	13,868,315

SunTrust Banks, Inc.	831,580	23,957,820

Consumer Finance 1.8%

Capital One Financial Corp.	218,215	11,990,914

Discover Financial Services	642,980	28,831,223

SLM Corp.	741,955	15,195,238

Diversified Financial Services 0.5%

Moody’s Corp. (L)	313,130	16,696,092

Insurance 6.9%

Alleghany Corp. (I)	77,880	30,834,250

Arch Capital Group, Ltd. (I)(L)	381,220	20,040,735

Axis Capital Holdings, Ltd.	588,590	24,497,116

Loews Corp.	411,345	18,127,974

Marsh & McLennan Companies, Inc.	989,130	37,557,266

Reinsurance Group of America, Inc.	452,215	26,983,669

Symetra Financial Corp.	1,116,860	14,977,093

Torchmark Corp. (L)	741,060	44,315,388

Real Estate Investment Trusts 5.2%

American Assets Trust, Inc.	394,727	12,635,211

BRE Properties, Inc.	311,360	15,157,005

Equity Residential	435,810	23,995,699

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	13

	Shares	Value
Real Estate Investment Trusts (continued)

Kimco Realty Corp. (L)	952,210	$21,329,504

Regency Centers Corp.	443,635	23,472,728

Taubman Centers, Inc.	317,285	24,640,353

Ventas, Inc.	222,245	16,268,334

Vornado Realty Trust	297,269	24,863,579

Health Care 9.4%		294,675,321

Health Care Equipment & Supplies 2.1%

CareFusion Corp. (I)	1,269,835	44,431,527

Hologic, Inc. (I)	950,610	21,483,786

Health Care Providers & Services 6.8%

AmerisourceBergen Corp. (L)	930,460	47,872,167

Chemed Corp. (L)	150,891	12,068,262

Cigna Corp.	482,860	30,115,978

DaVita HealthCare Partners, Inc. (I)	83,250	9,872,618

Humana, Inc.	180,045	12,442,910

McKesson Corp.	420,890	45,439,284

Omnicare, Inc. (L)	1,051,230	42,806,086

Quest Diagnostics, Inc. (L)	226,630	12,793,264

Life Sciences Tools & Services 0.5%

ICON PLC (I)(L)	475,362	15,349,439

Industrials 16.3%		512,378,320

Aerospace & Defense 2.4%

Curtiss-Wright Corp.	743,271	25,791,504

Huntington Ingalls Industries, Inc.	481,970	25,703,460

Textron, Inc. (L)	775,085	23,105,284

Building Products 0.5%

Masco Corp.	875,270	17,724,218

Construction & Engineering 1.8%

Fluor Corp.	503,765	33,414,732

Foster Wheeler AG (I)	999,812	22,845,704

Electrical Equipment 0.4%

Hubbell, Inc., Class B	129,697	12,594,876

Machinery 4.4%

AGCO Corp.	295,955	15,425,175

Dover Corp.	397,959	29,003,252

Flowserve Corp.	244,415	40,990,840

Parker Hannifin Corp. (L)	371,395	34,012,354

Stanley Black & Decker, Inc. (L)	221,315	17,919,876

Professional Services 5.5%

Equifax, Inc.	359,100	20,680,569

FTI Consulting, Inc. (I)(L)	840,813	31,665,018

Manpower, Inc.	472,340	26,791,125

Robert Half International, Inc.	1,484,575	55,716,100

Towers Watson & Company, Class A	549,210	38,071,237

Trading Companies & Distributors 1.3%

WESCO International, Inc. (I)(L)	563,600	40,922,996

14	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
Information Technology 11.9%		$375,454,765

Communications Equipment 0.4%

Harris Corp. (L)	268,985	12,464,765

Computers & Peripherals 2.2%

Seagate Technology PLC	880,575	32,193,822

Western Digital Corp.	726,770	36,541,996

Electronic Equipment, Instruments & Components 3.2%

Arrow Electronics, Inc. (I)	704,226	28,605,660

Avnet, Inc. (I)	621,515	22,498,843

Flextronics International, Ltd. (I)	3,609,830	24,402,451

TE Connectivity, Ltd.	587,949	24,652,702

Internet Software & Services 0.5%

IAC/InterActiveCorp	367,434	16,416,951

IT Services 1.2%

Alliance Data Systems Corp. (I)(L)	66,750	10,806,158

Amdocs, Ltd.	744,805	26,999,181

Semiconductors & Semiconductor Equipment 2.2%

Analog Devices, Inc.	669,635	31,131,331

LSI Corp. (I)	3,248,110	22,022,186

ON Semiconductor Corp. (I)	2,038,915	16,882,216

Software 2.2%

CA, Inc.	1,115,230	28,070,339

Electronic Arts, Inc. (I)	452,708	8,012,932

Symantec Corp. (I)	1,367,635	33,753,232

Materials 6.2%		193,531,180

Chemicals 1.5%

H.B. Fuller Company	549,088	21,458,359

Minerals Technologies, Inc.	284,053	11,791,040

PPG Industries, Inc.	109,221	14,629,061

Containers & Packaging 3.7%

Ball Corp.	200,025	9,517,190

Crown Holdings, Inc. (I)	1,007,880	41,937,887

Graphic Packaging Holding Company (I)	4,147,759	31,066,715

Owens-Illinois, Inc. (I)	665,235	17,728,513

Rock-Tenn Company, Class A	154,960	14,378,738

Paper & Forest Products 1.0%

International Paper Company	666,030	31,023,677

Utilities 5.5%		171,928,873

Electric Utilities 3.7%

American Electric Power Company, Inc.	502,775	24,449,941

Edison International	686,335	34,536,377

Great Plains Energy, Inc.	528,130	12,247,335

NV Energy, Inc.	1,578,540	31,618,156

Westar Energy, Inc.	430,765	14,292,783

Independent Power Producers & Energy Traders 0.4%

AES Corp.	905,005	11,375,913

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	15

		Shares	Value
Multi-Utilities 1.4%

Alliant Energy Corp.		431,815	$21,668,477

Ameren Corp.		620,785	21,739,891

	Yield (%)	Shares	Value
Securities Lending Collateral 4.7%			$147,920,204

(Cost $147,875,708)
John Hancock Collateral Investment Trust (W)	0.2481 (Y)	14,779,163	147,920,204

Short-Term Investments 4.2%			$131,167,304

(Cost $131,167,304)

Money Market Funds 4.2%			131,167,304

State Street Institutional US Government
Money Market Fund	0.0241 (Y)	131,167,304	131,167,304

Total investments (Cost $2,744,954,590)† 104.4%		$3,276,057,564

Other assets and liabilities, net (4.4%)			($139,029,888)

Total net assets 100.0%		$3,137,027,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,757,499,792. Net unrealized appreciation aggregated $518,557,772, of which $524,519,780 related to appreciated investment securities and $5,962,008 related to depreciated investment securities.

16	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,597,078,882)
including $145,800,187 of securities loaned	$3,128,137,360
Investments in affiliated issuers, at value (Cost $147,875,708)	147,920,204

Total investments, at value (Cost $2,744,954,590)	3,276,057,564
Cash	633,846
Receivable for investments sold	51,437,510
Receivable for fund shares sold	48,702,020
Dividends and interest receivable	2,857,768
Receivable for securities lending income	21,569
Receivable due from advisor	230
Other receivables and prepaid expenses	70,895

Total assets	3,379,781,402

Liabilities

Payable for investments purchased	90,598,684
Payable for fund shares repurchased	3,513,437
Payable upon return of securities loaned	147,889,647
Payable to affiliates
Accounting and legal services fees	110,725
Transfer agent fees	319,934
Trustees’ fees	2,018
Other liabilities and accrued expenses	319,281

Total liabilities	242,753,726

Net assets	3,137,027,676

Net assets consist of

Paid-in capital	$2,579,522,175
Undistributed net investment income	2,833,411
Accumulated net realized gain (loss) on investments	23,569,116
Net unrealized appreciation (depreciation) on investments	531,102,974

Net assets	$3,137,027,676

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,169,315,464 ÷ 80,599,488 shares)[1]	$14.51
Class C ($89,705,113 ÷ 6,054,260 shares)[1]	$14.82
Class I ($1,762,419,372 ÷ 117,868,026 shares)	$14.95
Class R2 ($15,315,864 ÷ 1,025,200 shares)	$14.94
Class R6 ($99,579,363 ÷ 6,659,477 shares)	$14.95
Class ADV ($692,500 ÷ 47,790 shares)	$14.49

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.27

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$32,856,380
Securities lending	468,549
Interest	18,467

Total investment income	33,343,396

Expenses

Investment management fees	15,373,031
Distribution and service fees	2,502,965
Accounting and legal services fees	405,055
Transfer agent fees	2,787,957
Trustees’ fees	96,219
State registration fees	216,258
Printing and postage	179,029
Professional fees	148,139
Custodian fees	173,675
Registration and filing fees	207,321
Other	46,394

Total expenses	22,136,043
Less expense reductions	(35,872)

Net expenses	22,100,171

Net investment income	11,243,225

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	30,981,673
Investments in affiliated issuers	3,722
30,985,395
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	384,304,380
Investments in affiliated issuers	403
384,304,783
Net realized and unrealized gain	415,290,178

Increase in net assets from operations	$426,533,403

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	19

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$11,243,225	$3,917,596
Net realized gain (loss)	30,985,395	(6,954,233)
Change in net unrealized appreciation (depreciation)	384,304,783	90,921,817

Increase in net assets resulting from operations	426,533,403	87,885,180

Distributions to shareholders
From net investment income
Class A	(2,921,623)	—
Class I	(7,726,525)	(1,140,707)
Class R2	(4,135)	—
Class R6	(455,223)	(240)
Class ADV	(2,703)	(117)
From net realized gain
Class A	—	(1,042,548)
Class C	—	(12,538)
Class I	—	(1,636,417)
Class R6	—	(309)
Class ADV	—	(2,537)

Total distributions	(11,110,209)	(3,835,413)

From Fund share transactions	1,233,265,665	979,510,224

Total increase	1,648,688,859	1,063,559,991

Net assets

Beginning of year	1,488,338,817	424,778,826

End of year	$3,137,027,676	$1,488,338,817

Undistributed net investment income	$2,833,411	$2,194,707

20	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$12.41	$11.98	$8.66	$8.10	$9.08	$11.16
Net investment income[4]	0.05	0.04	0.01	0.01[5]	0.07	0.06
Net realized and unrealized gain (loss)
on investments	2.09	0.42	3.32	0.60	(0.98)[6]	(0.74)
Total from investment operations	2.14	0.46	3.33	0.61	(0.91)	(0.68)
Less distributions
From net investment income	(0.04)	—	(0.01)	(0.05)	(0.07)	(0.04)
From net realized gain	—	(0.03)	—	—	—[7]	(1.36)
Total distributions	(0.04)	(0.03)	(0.01)	(0.05)	(0.07)	(1.40)
Net asset value, end of period	$14.51	$12.41	$11.98	$8.66	$8.10	$9.08
Total return (%)[8,9]	17.31	3.92	38.47[10]	7.54	(9.79)[6]	(6.62)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,169	$517	$171	$75	$14	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.33	1.35[11]	1.56	1.93	1.73
Expenses net of fee waivers and credits	1.27	1.29	1.25[11]	1.25	1.25	1.25
Net investment income	0.38	0.32	0.10[11]	0.09	1.09	0.55
Portfolio turnover (%)	55	41	27	38	58	64

1 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
9 Does not reflect the effect of sales charges, if any.
10 Not annualized.
11 Annualized.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	21

CLASS C SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.74	$10.63
Net investment loss[2]	(0.05)	(0.02)
Net realized and unrealized gain on investments	2.13	2.16
Total from investment operations	2.08	2.14
Less distributions
From net realized gain	—	(0.03)
Net asset value, end of period	$14.82	$12.74
Total return (%)[3,4]	16.33	20.22[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$90	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08	2.10[6]
Expenses net of fee waivers and credits	2.08	2.10[6]
Net investment loss	(0.39)	(0.26)[6]
Portfolio turnover (%)	55	41[7]

1 The inception date for Class C shares is 8-15-11.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$12.79	$12.33	$8.92	$8.34	$9.35	$11.45
Net investment income[4]	0.09	0.07	0.03	0.04[5]	0.09	0.08
Net realized and unrealized gain (loss)
on investments	2.15	0.45	3.41	0.61	(1.01)[6]	(0.76)
Total from investment operations	2.24	0.52	3.44	0.65	(0.92)	(0.68)
Less distributions
From net investment income	(0.08)	(0.03)	(0.03)	(0.07)	(0.09)	(0.06)
From net realized gain	—	(0.03)	—	—	—[7]	(1.36)
Total distributions	(0.08)	(0.06)	(0.03)	(0.07)	(0.09)	(1.42)
Net asset value, end of period	$14.95	$12.79	$12.33	$8.92	$8.34	$9.35
Total return (%)[9]	17.64	4.28	38.64[8]	7.76	(9.50)[6]	(6.41)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,762	$948	$254	$87	$33	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.98	0.99[10]	1.28	1.69	1.48
Expenses net of fee waivers and credits	0.93	0.98	0.99[10]	1.00	1.00	1.00
Net investment income	0.71	0.63	0.37[10]	0.41	1.33	0.80
Portfolio turnover (%)	55	41	27	38	58	64

1 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Not annualized.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
10 Annualized.

22	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.78	$12.43
Net investment income[2]	0.05	0.01
Net realized and unrealized gain on investments	2.14	0.34
Total from investment operations	2.19	0.35
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$14.94	$12.78
Total return (%)[3]	17.15	2.82[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	16.13[6]
Expenses net of fee waivers and credits	1.40	1.45[6]
Net investment income	0.33	1.00[6]
Portfolio turnover (%)	55	41[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R6 SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.79	$10.95
Net investment income[2]	0.11	0.08
Net realized and unrealized gain on investments	2.14	1.82
Total from investment operations	2.25	1.90
Less distributions
From net investment income	(0.09)	(0.03)
From net realized gain	—	(0.03)
Total distributions	(0.09)	(0.06)
Net asset value, end of period	$14.95	$12.79
Total return (%)[3]	17.68	17.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$100	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	4.22[5]
Expenses net of fee waivers and credits	0.89	0.99[5]
Net investment income	0.84	1.25[5]
Portfolio turnover (%)	55	41[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	23

CLASS ADV SHARES Period ended	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]

Per share operating performance
Net asset value, beginning of period	$12.40	$11.97	$8.65	$8.86
Net investment income[3]	0.04	0.04	0.01	—[4]
Net realized and unrealized gain (loss) on investments	2.10	0.43	3.32	(0.21)
Total from investment operations	2.14	0.47	3.33	(0.21)
Less distributions
From net investment income	(0.05)	(0.01)	(0.01)	—
From net realized gain	—	(0.03)	—	—
Total distributions	(0.05)	(0.04)	(0.01)	—
Net asset value, end of period	$14.49	$12.40	$11.97	$8.65
Total return (%)[5]	17.33	3.94	38.50[6]	(2.37)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.74	4.18	5.78[8]	1.42[8]
Expenses net of fee waivers and credits	1.25	1.25	1.25[8]	1.25[8]
Net investment income (loss)	0.35	0.37	0.15[8]	(0.37)[8]
Portfolio turnover (%)	55	41	27	38[9]

1 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 The inception date for Class ADV shares is 7-12-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

24	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital with current income as a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Certain short-term securities are valued at amortized cost.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs

Annual report | Disciplined Value Mid Cap Fund	25

when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $3,229.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

26	Disciplined Value Mid Cap Fund | Annual report

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$11,110,209	$2,066,615
Long-Term Capital Gain	—	$1,768,798

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $19,829,478 of undistributed ordinary income and $19,118,251 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Disciplined Value Mid Cap Fund	27

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.775% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.750% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.725% of the next $1,000,000,000 of the Fund’s average daily net assets; and (e) 0.700% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses and short dividend expense. The reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 1.04%, 1.40%, 0.95% and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively. The expense reimbursements will continue in effect until at least June 30, 2013 for Class A, Class C, Class I and Class R2 shares, June 30, 2014 for Class ADV shares and September 30, 2013 for Class R6 shares. Prior to July 1, 2012 for Class R2 and Class R6 shares and prior to July 10, 2012 for Class I shares, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.45%, 0.99% and 1.00%, respectively. From July 1, 2012 to September 10, 2012 the fee waivers and/or reimbursements for Class R2 and Class R6 shares were voluntary.

For the year ended March 31, 2013, the expense reductions amounted to the following:

CLASS	EXPENSE REDUCTIONS

Class A	—
Class C	—
Class I	—
Class R2	$17,868
Class R6	—
Class ADV	18,004
Total	$35,872

The investment management fees incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.76% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

28	Disciplined Value Mid Cap Fund | Annual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees and 0.04% is charged to Class R2 shares for service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,918,836 for the year ended March 31, 2013. Of this amount, $282,737 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,629,327 was paid as sales commissions to broker-dealers and $6,772 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $1,282 and $14,273 for Class A and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Disciplined Value Mid Cap Fund	29

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,993,538	$1,494,341	$68,513	$82,251
Class C	500,728	93,540	33,886	5,710
Class I	—	1,182,123	52,070	84,642
Class R2	6,893	726	23,227	694
Class R6	—	15,865	21,040	5,256
Class ADV	1,806	1,362	17,522	476
Total	$2,502,965	$2,787,957	$216,258	$179,029

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund(s), along with other funds advised by the Advisor, may participate in an interfund lending program This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

		WEIGHTED
	AVERAGE LOAN	AVERAGE
BORROWER OR LENDER	BALANCE	INTEREST RATE	INTEREST

Lender	$4,008,434	0.49%	$55

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	56,469,128	$711,395,855	40,929,038	$467,151,243
Distributions reinvested	207,363	2,635,578	93,424	988,426
Repurchased	(17,712,702)	(224,518,358)	(13,637,297)	(152,469,459)

Net increase	38,963,789	$489,513,075	27,385,165	$315,670,210

Class C shares[1]

Sold	4,948,361	$64,502,527	1,637,864	$19,443,043
Distributions reinvested	—	—	1,111	12,086
Repurchased	(487,904)	(6,303,855)	(45,172)	(501,404)

Net increase	4,460,457	$58,198,672	1,593,803	$18,953,725

Class I shares

Sold	78,343,767	$1,035,883,636	64,864,977	$773,298,013
Distributions reinvested	397,873	5,208,153	77,502	843,998
Repurchased	(35,018,145)	(451,367,677)	(11,396,628)	(132,055,818)

Net increase	43,723,495	$589,724,112	53,545,851	$642,086,193

30	Disciplined Value Mid Cap Fund | Annual report

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class R2 shares[2]

Sold	1,158,514	$16,418,697	8,045	$100,000
Distributions reinvested	221	2,891	—	—
Repurchased	(141,580)	(2,063,617)	—	—

Net increase	1,017,155	$14,357,971	8,045	$100,000

Class R6 shares[3]

Sold	6,859,308	$86,493,579	175,316	$2,180,325
Distributions reinvested	34,776	455,223	—	—
Repurchased	(397,409)	(5,208,065)	(12,514)	(157,180)

Net increase	6,496,675	$81,740,737	162,802	$2,023,145

Class ADV shares

Sold	797	$10,312	70,774	$770,849
Distributions reinvested	213	2,703	241	2,554
Repurchased	(22,653)	(281,917)	(8,512)	(96,452)

Net increase	(21,643)	($268,902)	62,503	$676,951

Net increase	94,639,928	$1,233,265,665	82,758,169	$979,510,224

1The inception date for Class C shares is 8-15-11.
2The inception date for Class R2 shares is 3-1-12.
3The inception date for Class R6 shares is 9-1-11.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,239,581,537 and $1,082,546,561, respectively, for the year ended March 31, 2013.

Annual report | Disciplined Value Mid Cap Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Mid Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Mid Cap Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods ended August 31, 2010, March 31, 2013, 2012 and 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on or before August 31, 2009 were audited by another independent registered public accounting firm, whose report dated October 27, 2009 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

32	Disciplined Value Mid Cap Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | Disciplined Value Mid Cap Fund	33

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Disciplined Value Mid Cap Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

34	Disciplined Value Mid Cap Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | Disciplined Value Mid Cap Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

36	Disciplined Value Mid Cap Fund | Annual report

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Disciplined Value Mid Cap Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

38	Disciplined Value Mid Cap Fund | Annual report

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Disciplined Value Mid Cap Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	363A 3/13
MF138218	5/13

John Hancock
MUTUAL FUNDS

John Hancock
International Value Equity Fund

Annual Report
3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1,2	2.76	–0.84	8.83	2.76	–4.12	133.10

Class i1,2,3	8.61	0.34	9.47	8.61	1.72	147.23

Class NAV[1,2,3]	8.69	0.75	9.92	8.69	3.83	157.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I or Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class A shares and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A*	Class I*	Class NAV
Net (%)	1.60	1.29	1.08
Gross (%)	4.35	8.09	1.08

* Expenses have been restated to reflect estimated fees and expenses for the current fiscal year.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	International Value Equity Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class I3	3-31-03	$24,723	$24,723	$27,055	$28,230

Class NAV[3]	3-31-03	25,742	25,742	27,055	28,230

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 After the close of business on 2-11-11, holders of Class A shares of Optique International Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11 and Class NAV shares were first offered on 12-16-11. Returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class I and Class NAV shares, as applicable.
2 In October 2011, the advisor made a voluntary payment to the Fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.
3 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | International Value Equity Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

After early weakness reflecting renewed fears about the European sovereign debt crisis, international stocks rallied smartly to finish the 12 months ended March 31, 2013 with solid gains. Global equity markets responded positively to actions by several key central banks to keep interest rates low. Stocks also got a boost at the beginning of 2013, when the U.S. Congress took steps to avoid the worst of the fiscal cliff tax hikes. The rally stalled in February amid growing worries about parliamentary elections in Italy. In March, banks in Cyprus required a $10 billion bailout from the European Union and the International Monetary Fund. Among the benchmark’s major components, Switzerland and Australia did especially well. Japan’s market also posted a solid gain, despite extreme weakness in the yen.

For the 12 months ended March 31, 2013, John Hancock International Value Equity Fund’s Class A shares returned 8.16%, excluding sales charge, versus 11.01% for the Fund’s benchmark, the MSCI World ex-USA Index and 8.90% for the average foreign large-cap value fund monitored by Morningstar, Inc.† Stock picking in the financials sector detracted from performance, as the Fund was hurt by its generally lighter-than-benchmark exposure to European banks. Our picks in industrials, materials and telecommunications services also dampened performance. Geographically, the primary negative factor for the Fund was stock selection in Japan. In fact, six out of the Fund’s 10 biggest detractors were Japan-based companies. Modest out-of-benchmark exposure to Brazilian energy and mining companies also weighed on performance. At the stock level, a small position in Japanese electronics and entertainment conglomerate Sony Corp. fared poorly, and we sold it in the second quarter. Also detracting were Brazilian energy company Petroleo Brasileiro, SA, which we sold, and U.K.-headquartered miner Anglo American PLC. Offsetting these negatives to some extent was favorable positioning in the United Kingdom, Italy, the Netherlands and Norway. One significant contributor was German hospital management firm Rhoen-Klinikum AG, which we sold profitably last April soon after the company received a takeover bid from Fresenius SE & Co. We bought shares again in November.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	International Value Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,086.90	$8.32

Class I	1,000.00	1,088.80	6.72

Class NAV	1,000.00	1,089.60	5.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Value Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,017.00	$8.05

Class I	1,000.00	1,018.50	6.49

Class NAV	1,000.00	1,019.60	5.39

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.29% and 1.07% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	International Value Equity Fund | Annual report

Portfolio summary

Top Ten Holdings (11.6% of Net Assets on 3-31-13)[1,2]

Nestle SA	1.5%	Reed Elsevier PLC	1.1%

Novartis AG	1.3%	Barclays PLC	1.1%

Heineken Holding NV	1.2%	Unilever PLC	1.1%

HSBC Holdings PLC	1.2%	Koninklijke Philips Electronics NV	1.0%

Westpac Banking Corp.	1.1%	Tsuruha Holdings, Inc.	1.0%

Sector Composition[1,3]

Financials	21.0%	Materials	7.9%

Industrials	15.4%	Telecommunication Services	5.4%

Health Care	10.6%	Utilities	4.2%

Consumer Staples	9.8%	Information Technology	2.9%

Energy	9.5%	Short-Term Investments & Other	5.0%

Consumer Discretionary	8.3%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | International Value Equity Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value

Common Stocks 94.1%		$301,959,685

(Cost $264,539,059)

Australia 7.7%		24,800,201

AGL Energy, Ltd.	139,581	2,309,358

Amcor, Ltd.	283,351	2,751,407

BHP Billiton, Ltd.	76,483	2,617,248

Incitec Pivot, Ltd.	708,338	2,287,715

National Australia Bank, Ltd.	99,939	3,217,389

Newcrest Mining, Ltd.	111,951	2,339,476

Santos, Ltd.	207,618	2,699,551

Sonic Healthcare, Ltd.	204,587	2,985,476

Westpac Banking Corp.	111,691	3,592,581

Austria 1.4%		4,377,018

OMV AG	65,326	2,780,314

Telekom Austria AG	243,095	1,596,704

Canada 7.7%		24,569,549

Bank of Montreal	43,738	2,752,973

Barrick Gold Corp.	104,708	3,075,736

Bombardier, Inc.	694,361	2,754,614

Husky Energy, Inc.	94,194	2,703,841

Magna International, Inc. (L)	53,312	3,133,592

Potash Corp. of Saskatchewan, Inc.	59,772	2,347,692

Sun Life Financial, Inc.	97,986	2,673,792

Suncor Energy, Inc.	86,324	2,586,703

The Toronto-Dominion Bank	30,514	2,540,606

Chile 0.8%		2,593,321

Enersis SA, ADR (L)	134,788	2,593,321

China 2.5%		7,977,854

China Petroleum & Chemical Corp., H Shares	2,428,000	2,844,693

CNOOC, Ltd.	1,279,000	2,448,119

Industrial & Commercial Bank of China, Ltd., H Shares	3,821,000	2,685,042

France 5.4%		17,161,859

Cie de Saint-Gobain	61,693	2,289,657

GDF Suez	93,315	1,798,564

Sanofi	25,965	2,647,796

Societe BIC SA	21,039	2,444,841

Total SA	53,848	2,573,748

12	International Value Equity Fund | Annual report	See notes to financial statements

	Shares	Value
France (continued)

Vinci SA	62,569	$2,821,886

Vivendi SA	124,830	2,585,367

Germany 8.4%		27,088,861

Allianz SE	23,362	3,174,356

BASF SE	31,625	2,770,836

Bayer AG	29,320	3,025,172

Deutsche Bank AG	61,394	2,395,671

Deutsche Boerse AG	42,689	2,585,264

E.ON AG	105,655	1,845,520

Muenchener Rueckversicherungs AG	16,648	3,114,788

Rheinmetall AG	46,010	2,130,050

Rhoen-Klinikum AG	151,018	3,206,903

Siemens AG	26,365	2,840,301

Hong Kong 4.8%		15,329,890

China Mobile, Ltd.	218,000	2,308,178

Guangdong Investment, Ltd.	2,874,000	2,526,493

Hang Lung Group, Ltd.	436,000	2,457,406

Johnson Electric Holdings, Ltd.	3,915,000	2,916,966

Swire Pacific, Ltd., Class A	182,500	2,329,929

Yue Yuen Industrial Holdings, Ltd.	854,000	2,790,918

Israel 0.8%		2,639,710

Teva Pharmaceutical Industries, Ltd.	66,413	2,639,710

Japan 18.0%		57,754,526

Aisin Seiki Company, Ltd.	87,100	3,209,194

Asahi Glass Company, Ltd.	371,000	2,576,551

Daiichi Sankyo Company, Ltd.	161,700	3,118,046

East Japan Railway Company	34,200	2,815,091

Fujitsu, Ltd.	619,000	2,584,428

Honda Motor Company, Ltd.	69,300	2,670,368

Inpex Corp.	515	2,768,032

JGC Corp.	96,000	2,462,729

Kobayashi Pharmaceutical Company, Ltd.	34,700	1,688,388

Komatsu, Ltd.	99,800	2,381,853

Kyocera Corp.	27,100	2,487,950

Mitsubishi Corp.	130,400	2,449,816

Mitsubishi UFJ Financial Group	518,800	3,127,225

Nidec Corp. (L)	42,500	2,546,435

Nippon Telegraph & Telephone Corp.	57,000	2,486,540

Secom Company, Ltd.	45,900	2,371,636

Sumitomo Chemical Company, Ltd.	795,000	2,498,310

The Bank of Yokohama, Ltd.	329,000	1,908,373

Tokyo Electron, Ltd.	53,000	2,259,859

Toyo Suisan Kaisha, Ltd.	99,000	3,057,933

Tsuruha Holdings, Inc.	34,100	3,331,599

Yamada Denki Company, Ltd. (L)	64,400	2,954,170

See notes to financial statements	Annual report | International Value Equity Fund	13

	Shares	Value
Netherlands 4.8%		$15,467,873

Aegon NV	475,936	2,865,492

Heineken Holding NV	60,367	3,870,223

Koninklijke Philips Electronics NV	112,645	3,347,644

Royal Dutch Shell PLC, A Shares	89,914	2,917,446

TNT Express NV	335,369	2,467,068

Norway 1.0%		3,090,861

DNB ASA	210,022	3,090,861

Singapore 2.4%		7,762,065

DBS Group Holdings, Ltd.	217,500	2,813,734

SembCorp Industries, Ltd.	537,000	2,250,168

Singapore Telecommunications, Ltd.	933,000	2,698,163

South Africa 0.5%		1,717,517

Tiger Brands, Ltd.	53,719	1,717,517

Spain 1.2%		3,942,489

Banco Bilbao Vizcaya Argentaria SA	152,130	1,326,572

Telefonica SA	193,529	2,615,917

Sweden 2.6%		8,306,375

Modern Times Group AB, B Shares	69,661	2,775,722

Saab AB	133,369	2,890,137

Securitas AB, Series B	280,164	2,640,516

Switzerland 7.2%		23,053,013

Aryzta AG (I)	54,384	3,213,369

Credit Suisse Group AG (I)	117,297	3,095,638

Lonza Group AG (I)	43,631	2,833,463

Nestle SA	67,821	4,906,579

Novartis AG	57,288	4,079,561

STMicroelectronics NV	309,326	2,382,235

Xstrata PLC (I)	155,964	2,542,168

United Kingdom 16.9%		54,326,703

Anglo American PLC	82,386	2,120,846

AstraZeneca PLC	60,060	3,019,870

Aviva PLC	600,135	2,704,009

Barclays PLC	771,732	3,420,302

BP PLC, ADR	443,885	3,117,274

British Sky Broadcasting Group PLC	210,253	2,821,990

Diageo PLC	103,197	3,249,565

GlaxoSmithKline PLC	138,369	3,238,752

HSBC Holdings PLC	352,060	3,747,992

Imperial Tobacco Group PLC	81,944	2,869,109

Kingfisher PLC	670,658	2,939,590

National Grid PLC	201,629	2,348,024

Reed Elsevier PLC	288,131	3,430,201

RSA Insurance Group PLC	1,624,904	2,880,997

Smith & Nephew PLC	270,706	3,131,746

Standard Chartered PLC (I)	110,034	2,850,431

Unilever PLC	79,785	3,385,061

Vodafone Group PLC	1,074,901	3,050,944

14	International Value Equity Fund | Annual report	See notes to financial statements

		Shares	Value

Preferred Securities 0.9%			$2,953,625

(Cost $3,275,821)

Brazil 0.9%			2,953,625

Petroleo Brasileiro SA		324,730	2,953,625

	Yield (%)	Shares	Value

Securities Lending Collateral 2.6%			$8,289,625

(Cost $8,289,429)

John Hancock Collateral Investment Trust (W)	0.2481 (Y)	828,242	8,289,625

		Par value	Value

Short-Term Investments 4.8%			$15,197,000

(Cost $15,197,000)

Repurchase Agreement 4.8%			15,197,000

Repurchase Agreement with State Street Corp. dated 3-28-13 at
0.010% to be repurchased at $15,197,017 on 4-1-13, collateralized by $15,110,000 United States Treasury Notes, 1.875% due 4-30-14
(valued at $15,501,470, including interest)		$15,197,000	15,197,000

Total investments (Cost $291,301,309)† 102.4%			$328,399,935

Other assets and liabilities, net (2.4%)			($7,550,262)

Total net assets 100.0%			$320,849,673

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $291,349,910. Net unrealized appreciation aggregated $37,050,025, of which $44,301,262 related to appreciated investment securities and $7,251,237 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 3-31-13:

Sector Composition
Financials	21.0%
Industrials	15.4%
Health Care	10.6%
Consumer Staples	9.8%
Energy	9.5%
Consumer Discretionary	8.3%
Materials	7.9%
Telecommunication Services	5.4%
Utilities	4.2%
Information Technology	2.9%
Short-Term Investments & Other	5.0%

See notes to financial statements	Annual report | International Value Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $283,011,880) including
$7,928,966 of securities loaned	$320,110,310
Investments in affiliated issuers, at value (Cost $8,289,429)	8,289,625

Total investments, at value (Cost $291,301,309)	328,399,935
Cash	23,480
Foreign currency, at value (Cost $803,659)	809,648
Receivable for investments sold	5,443
Receivable for fund shares sold	481,577
Dividends and interest receivable	995,774
Receivable for securities lending income	10,374
Receivable due from advisor	767
Other receivables and prepaid expenses	15,827

Total assets	330,742,825

Liabilities

Payable for investments purchased	1,346,554
Payable for fund shares repurchased	32,886
Payable upon return of securities loaned	8,287,200
Payable to affiliates
Accounting and legal services fees	19,619
Transfer agent fees	1,498
Trustees’ fees	305
Other liabilities and accrued expenses	205,090

Total liabilities	9,893,152

Net assets	320,849,673

Net assets consist of

Paid-in capital	$274,498,386
Undistributed net investment income	796,020
Accumulated net realized gain (loss) on investments and foreign
currency transactions	8,449,924
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	37,105,343

Net assets	$320,849,673

16	International Value Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($7,399,033 ÷ 854,796 shares)[1]	$8.66
Class I ($6,068,644 ÷ 700,942 shares)	$8.66
Class NAV ($307,381,996 ÷ 35,491,993 shares)	$8.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.12

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Value Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,771,583
Securities lending	285,205
Interest	397
Less foreign taxes withheld	(600,116)

Total investment income	7,457,069

Expenses

Investment management fees	2,302,203
Distribution and service fees	11,127
Accounting and legal services fees	55,946
Transfer agent fees	10,641
Trustees’ fees	12,271
State registration fees	34,930
Printing and postage	4,429
Professional fees	43,159
Custodian fees	336,652
Registration and filing fees	50,341
Other	11,872

Total expenses	2,873,571
Less expense reductions	(34,605)

Net expenses	2,838,966

Net investment income	4,618,103

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	12,509,966
Investments in affiliated issuers	2,277
Foreign currency transactions	(245,391)
12,266,852
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	24,907,283
Investments in affiliated issuers	(207)
Translation of assets and liabilities in foreign currencies	6,612
24,913,688
Net realized and unrealized gain	37,180,540

Increase in net assets from operations	$41,798,643

18	International Value Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$4,618,103	$751,498
Net realized gain	12,266,852	1,116,158
Change in net unrealized appreciation (depreciation)	24,913,688	11,916,003

Increase in net assets resulting from operations	41,798,643	13,783,659

Distributions to shareholders
From net investment income
Class A	(47,358)	(19,630)
Class I	(63,687)	(3,078)
Class NAV	(4,286,345)	(34,119)
From net realized gain
Class A	(79,058)	(18,251)
Class I	(82,016)	(1,758)
Class NAV	(4,779,603)	—

Total distributions	(9,338,067)	(76,836)

Contribution from advisor[1]	—	6,950

From Fund share transactions	170,679,513	100,946,197

Total increase	203,140,089	114,659,970

Net assets

Beginning of year	117,709,584	3,049,614

End of year	$320,849,673	$117,709,584

Undistributed net investment income	$796,020	$820,698

1 In October 2011, the advisor made a voluntary payment to the Fund.

See notes to financial statements	Annual report | International Value Equity Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11[1,2]	10-31-10[3]	10-31-09[3]	10-31-08[3]

Per share operating performance

Net asset value, beginning of period	$8.22	$9.09	$11.26	$9.90	$7.97	$18.21
Net investment income[4]	0.12	0.14	0.02	0.03	0.07	0.28
Net realized and unrealized gain (loss)
on investments	0.54	(0.92)[5]	0.79	1.39[6]	2.54[6]	(7.82)[6]
Total from investment operations	0.66	(0.78)	0.81	1.42	2.61	(7.54)
Less distributions
From net investment income	(0.08)	(0.06)	(0.28)	(0.06)	(0.68)	(0.25)
From net realized gain	(0.14)	(0.05)	(2.70)	—	—	(2.45)
Total distributions	(0.22)	(0.11)	(2.98)	(0.06)	(0.68)	(2.70)
Contribution from advisor	—	0.02[7]	—	—	—	—
Net asset value, end of period	$8.66	$8.22	$9.09	$11.26	$9.90	$7.97
Total return (%)[8]	8.16	(8.20)[7]	9.13[9]	14.46	35.61	(48.17)

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$3	$3	$3	$30	$24
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.99	3.73	16.05[10]	6.71	2.68	1.56
Expenses net of fee waivers and credits	1.60	1.60	1.77[10]	1.85	1.85	1.56
Net investment income	1.52	1.68	0.48[10]	0.33	0.88	2.09
Portfolio turnover (%)	27	21	12[11]	80	123	13

1 For the five month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund
(the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John
Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock
International Value Equity Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
6 Includes redemption fees retained by the Fund. Such redemption fees represent less than $0.01 per share.
7 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

20	International Value Equity Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$8.21	$9.09	$8.98
Net investment income[2]	0.13	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.57	(0.95)[3]	0.09
Total from investment operations	0.70	(0.76)	0.11
Less distributions
From net investment income	(0.11)	(0.09)	—
From net realized gain	(0.14)	(0.05)	—
Total distributions	(0.25)	(0.14)	—
Contribution from advisor	—	0.02[4]	—
Net asset value, end of period	$8.66	$8.21	$9.09
Total return (%)[5]	8.61	(7.87)[4]	1.22[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08	7.59	12.90[8]
Expenses net of fee waivers and credits	1.28	1.18	1.18[8]
Net investment income	1.52	2.36	1.89[8]
Portfolio turnover (%)	27	21	12[9]

1 The inception date for Class I shares is 2-14-11.
2 Based on the average daily shares outstanding.
3 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

CLASS NAV SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$8.22	$7.21
Net investment income[2]	0.15	0.05
Net realized and unrealized gain on investments	0.55	0.96
Total from investment operations	0.70	1.01
Less distributions
From net investment income	(0.12)	—[3]
From net realized gain	(0.14)	—
Total distributions	(0.26)	—[3]
Net asset value, end of period	$8.66	$8.22
Total return (%)[4]	8.69	14.05[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$307	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.08[6]
Expenses including reductions and amounts recaptured	1.08	1.08[6]
Net investment income	1.78	2.21[6]
Portfolio turnover (%)	27	21[7]

1 The inception date for Class NAV shares is 12-16-11.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | International Value Equity Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock International Value Equity Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

22	International Value Equity Fund | Annual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks

Australia	$24,800,201	—	$24,800,201	—
Austria	4,377,018	—	4,377,018	—
Canada	24,569,549	$24,569,549	—	—
Chile	2,593,321	2,593,321	—	—
China	7,977,854	—	7,977,854	—
France	17,161,859	—	17,161,859	—
Germany	27,088,861	—	27,088,861	—
Hong Kong	15,329,890	—	15,329,890	—
Israel	2,639,710	—	2,639,710	—
Japan	57,754,526	—	57,754,526	—
Netherlands	15,467,873	—	15,467,873	—
Norway	3,090,861	—	3,090,861	—
Singapore	7,762,065	—	7,762,065	—
South Africa	1,717,517	—	1,717,517	—
Spain	3,942,489	—	3,942,489	—
Sweden	8,306,375	—	8,306,375	—
Switzerland	23,053,013	—	23,053,013	—
United Kingdom	54,326,703	—	54,326,703	—
Preferred Securities
Brazil	2,953,625	2,953,625	—	—
Securities Lending
Collateral	8,289,625	8,289,625	—	—
Short-Term Investments
Repurchase Agreement	15,197,000	—	15,197,000	—
Total investments in
Securities	$328,399,935	$38,406,120	$289,993,815	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Annual report | International Value Equity Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the

24	International Value Equity Fund | Annual report

existing agreement. Commitment fees for the year ended March 31, 2013 were $1,222. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2013 and March 31, 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$9,338,067	$76,836

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $7,758,528 of undistributed ordinary income and $1,536,017 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Annual report | International Value Equity Fund	25

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.875% of the next $900,000,000 of the Fund’s average daily net assets; (c) 0.850% of the next $1,000,000,000 of the Fund’s average daily net assets; (d) 0.825% of the next $1,000,000,000 of the Fund’s average daily net assets; (e) 0.800% of the next $1,000,000,000 of the Fund’s average daily net assets and (f) 0.775% of the Fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60% and 1.29% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until June 30, 2014 for Class A shares and Class I shares and thereafter until terminated by the Advisor. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the expenses would not exceed 1.18% for Class I shares.

Accordingly, these expense reductions amounted to $17,155 and $17,450 for Class A and Class I shares, respectively, for the year ended March 31, 2013.

The investment management fees incurred for the year ended March 31, 2013 were equivalent to a net annual effective rate of 0.87% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays up to 0.30% of distribution and service fees for Class A shares under these arrangements, expressed as an annual percentage of average daily net assets. Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $38,207 for the year ended March 31, 2013. Of this amount, $6,523 was retained and used for printing prospectuses, advertising, sales literature and other purposes,

26	International Value Equity Fund | Annual report

$31,630 was paid as sales commissions to broker-dealers and $54 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$11,127	$8,321	$17,458	$2,945
Class I	—	2,320	17,472	1,484
Total	$11,127	$10,641	$34,930	$4,429

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and 2012 were as follows:

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	681,430	$5,618,151	158,837	$1,310,773
Distributions reinvested	14,621	122,084	4,909	35,460
Repurchased	(197,404)	(1,628,179)	(131,564)	(1,084,001)

Net increase	498,647	$4,112,056	32,182	$262,232

Annual report | International Value Equity Fund	27

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	604,155	$5,156,332	81,569	$670,632
Distributions reinvested	17,140	142,946	447	3,226
Repurchased	(10,943)	(92,922)	(3,040)	(24,012)

Net increase	610,352	$5,206,356	78,976	$649,846

Class NAV shares

Sold	21,601,965	$160,986,341	13,869,626	$100,000,000
Distributions reinvested	1,087,044	9,065,948	4,642	34,119
Repurchased	(1,071,284)	(8,691,188)	—	—

Net increase	21,617,725	$161,361,101	13,874,268	$100,034,119

Net increase	22,726,724	$170,679,513	13,985,426	$100,946,197

Affiliates of the Fund owned 2% and 100% of shares of beneficial interest of Class I and Class NAV, respectively, on March 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $220,897,161 and $65,435,792, respectively, for the year ended March 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended March 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	15.48%
John Hancock Lifestyle Balanced Portfolio	29.75%
John Hancock Lifestyle Growth Portfolio	36.35%
John Hancock Lifestyle Moderate Portfolio	6.28%

28	International Value Equity Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Value Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Value Equity Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods ended March 31, 2013, 2012 and 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods on and before October 31, 2010 were audited by another independent registered public accounting firm, whose report dated December 21, 2010 expressed an unqualified opinion on those financial statements and included an explanatory paragraph relating to the Fund’s ability to continue as a going concern, which was further discussed in Note 12 to those financial statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

Annual report | International Value Equity Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $5,774,725. The fund intends to pass through foreign tax credits of $344,153.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

30	International Value Equity Fund | Annual report

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock International Value Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | International Value Equity Fund	31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

32	International Value Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | International Value Equity Fund	33

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

34	International Value Equity Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | International Value Equity Fund	35

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	International Value Equity Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock International Value Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	366A 3/13
MF138214	5/13

MUTUAL FUNDS

John Hancock

Strategic Growth Fund

Annual Report

3.31.13

A look at performance

Total returns for the period ended March 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–0.97	—	—	15.35	–0.97	—	—	20.24

Class I2	4.62	—	—	20.53	4.62	—	—	27.25

Class NAV[2]	4.80	—	—	20.69	4.80	—	—	27.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.85
Gross (%)	2.05	11.44	0.85

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Strategic Growth Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	12-19-11	$12,725	$12,725	$12,957

Class NAV[2]	12-19-11	12,747	12,747	12,957

Russell 1000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages
1 From 12-19-11.
2 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | Strategic Growth Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

During the 12-month period ended March 31, 2013, stock prices moved upward as investors’ worst fears about global economic conditions failed to materialize and pessimism turned to cautious optimism.

For the 12 months ended March 31, 2013, John Hancock Strategic Growth Fund’s Class A shares had a total return of 4.25%, excluding sales charges, lagging the 10.09% return of the Fund’s benchmark, the Russell 1000 Growth Index, and the average 8.43% performance of the Fund’s Morningstar, Inc. large growth fund peer group.†

Relative to the Russell 1000 Growth Index, the Fund underperformed in part because some Fund holdings that had done very well in the months leading up to this reporting period gave back some of their gains during the past 12 months. In other cases, the Fund was hurt by disappointing stock selection, especially in consumer staples and consumer discretionary — areas of the market in which the performance environment was especially challenging. Among consumer staples stocks, the Fund’s biggest individual detractor was bottled drink-maker Monster Beverage Corp., which we sold. In the consumer discretionary sector, BorgWarner, Inc., a supplier of vehicle parts and systems, and pet-supplies retailer PetSmart, Inc. were notable detractors. Information technology stocks Apple, Inc., a maker of consumer electronic products and personal computers, and VeriFone Systems Inc., which makes “point of sale” electronic payment terminals, also hurt performance. We sold VeriFone from the Fund during this period.

Conversely, one of the Fund’s top performing position during the period was Gilead Sciences, Inc., a biotechnology firm.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earning expectations. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Strategic Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,045.90	$6.63

Class I	1,000.00	1,048.80	4.80

Class NAV	1,000.00	1,048.80	4.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,018.40	$6.54

Class I	1,000.00	1,020.20	4.73

Class NAV	1,000.00	1,021.00	3.98

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 0.94% and 0.79% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Strategic Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (32.9% of Net Assets on 3-31-13)[1,2]

Apple, Inc.	6.3%	Gilead Sciences, Inc.	2.8%

Google, Inc., Class A	4.2%	Amazon.com, Inc.	2.7%

Philip Morris International, Inc.	3.5%	eBay, Inc.	2.6%

QUALCOMM, Inc.	3.2%	Visa, Inc., Class A	2.6%

United Technologies Corp.	2.8%	Express Scripts Holding Company	2.2%

Sector Composition[1,3]

Information Technology	30.4%	Financials	10.0%

Consumer Discretionary	16.5%	Materials	3.8%

Industrials	13.0%	Energy	3.7%

Health Care	11.1%	Short-Term Investments & Other	1.0%

Consumer Staples	10.5%

1 As a percentage of net assets on 3-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earning expectations. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Annual report | Strategic Growth Fund	11

Fund’s investments

As of 3-31-13

	Shares	Value
Common Stocks 99.0%	$1,009,240,252

(Cost $897,962,205)

Consumer Discretionary 16.5%		167,772,212

Auto Components 0.3%

BorgWarner, Inc. (I)	34,632	2,678,439

Hotels, Restaurants & Leisure 5.8%

Las Vegas Sands Corp.	180,969	10,197,603

Panera Bread Company, Class A (I)	108,151	17,870,871

Starbucks Corp.	360,880	20,555,725

Yum! Brands, Inc.	146,161	10,514,822

Internet & Catalog Retail 5.2%

Amazon.com, Inc. (I)	104,627	27,882,049

priceline.com, Inc. (I)	14,902	10,251,533

TripAdvisor, Inc. (I)	284,490	14,941,415

Specialty Retail 5.2%

Dick’s Sporting Goods, Inc. (L)	129,448	6,122,890

PetSmart, Inc.	255,011	15,836,183

The Home Depot, Inc.	249,548	17,413,459

Tractor Supply Company	129,715	13,507,223

Consumer Staples 10.5%		106,888,648

Beverages 0.9%

PepsiCo, Inc.	121,838	9,638,604

Food & Staples Retailing 3.0%

Costco Wholesale Corp.	145,979	15,489,832

Whole Foods Market, Inc.	174,623	15,148,545

Food Products 1.2%

B&G Foods, Inc.	131,972	4,023,826

The Hain Celestial Group, Inc. (I)(L)	127,348	7,778,416

Tobacco 5.4%

Altria Group, Inc.	546,550	18,795,855

Philip Morris International, Inc.	388,454	36,013,570

Energy 3.7%		37,508,081

Energy Equipment & Services 1.3%

Schlumberger, Ltd.	176,493	13,217,561

Oil, Gas & Consumable Fuels 2.4%

Anadarko Petroleum Corp.	160,158	14,005,817

Chevron Corp.	86,557	10,284,703

12	Strategic Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 10.0%		$102,453,437

Commercial Banks 5.5%

KeyCorp	1,352,101	13,466,926

Regions Financial Corp.	1,820,837	14,912,655

SunTrust Banks, Inc.	416,157	11,989,483

Wells Fargo & Company	426,662	15,782,227

Consumer Finance 1.7%

American Express Company	267,561	18,049,665

Diversified Financial Services 2.8%

Citigroup, Inc.	367,279	16,248,423

JPMorgan Chase & Company	252,930	12,004,058

Health Care 11.1%		113,492,344

Biotechnology 6.2%

Alexion Pharmaceuticals, Inc. (I)	219,248	20,201,511

Biogen Idec, Inc. (I)	77,398	14,930,848

Gilead Sciences, Inc. (I)	573,533	28,062,970

Health Care Providers & Services 3.2%

Express Scripts Holding Company (I)	387,273	22,326,288

McKesson Corp.	93,158	10,057,338

Pharmaceuticals 1.7%

Perrigo Company	150,875	17,913,389

Industrials 13.0%		132,329,419

Aerospace & Defense 5.8%

B/E Aerospace, Inc. (I)	87,779	5,292,196

Honeywell International, Inc.	203,239	15,314,059

Precision Castparts Corp.	52,414	9,938,743

United Technologies Corp.	305,716	28,563,046

Building Products 2.2%

Fortune Brands Home & Security, Inc. (I)	461,666	17,280,158

USG Corp. (I)	209,500	5,539,180

Electrical Equipment 2.2%

Eaton Corp. PLC	215,590	13,204,888

Emerson Electric Company	156,897	8,765,835

Industrial Conglomerates 1.4%

General Electric Company	619,464	14,322,008

Machinery 1.4%

Terex Corp. (I)	122,239	4,207,466

The Manitowoc Company, Inc.	481,607	9,901,840

Information Technology 30.4%		309,593,519

Communications Equipment 3.2%

QUALCOMM, Inc.	483,450	32,366,978

Computers & Peripherals 7.2%

Apple, Inc.	146,157	64,693,473

EMC Corp. (I)	389,021	9,293,712

See notes to financial statements	Annual report | Strategic Growth Fund	13

		Shares	Value
Internet Software & Services 9.9%

eBay, Inc. (I)		492,742	$26,716,471

Equinix, Inc. (I)(L)		24,300	5,256,333

Facebook, Inc., Class A (I)		630,818	16,136,324

Google, Inc., Class A (I)		54,343	43,149,972

LinkedIn Corp., Class A (I)		52,568	9,255,122

IT Services 4.1%

Alliance Data Systems Corp. (I)		92,819	15,026,468

Visa, Inc., Class A		156,849	26,639,234

Semiconductors & Semiconductor Equipment 1.7%

Texas Instruments, Inc.		479,283	17,004,961

Software 4.3%

Guidewire Software, Inc. (I)		168,305	6,469,644

Red Hat, Inc. (I)		219,001	11,072,691

Salesforce.com, Inc. (I)(L)		93,345	16,692,886

ServiceNow, Inc. (I)(L)		184,762	6,688,384

Splunk, Inc. (I)		78,213	3,130,866

Materials 3.8%			39,202,592

Chemicals 2.0%

Monsanto Company		190,828	20,157,162

Metals & Mining 1.8%

Freeport-McMoRan Copper & Gold, Inc.		424,317	14,044,893

Nucor Corp.		108,354	5,000,537

	Yield (%)	Shares	Value

Securities Lending Collateral 0.9%			$9,002,394

(Cost $9,000,670)

John Hancock Collateral Investment Trust (W)	0.2481 (Y)	899,457	9,002,394

		Par value	Value

Short-Term Investments 2.4%			$24,467,000

(Cost $24,467,000)

Repurchase Agreement 2.4%			24,467,000
Repurchase Agreement with State Street Corp.
dated 3-28-13 at 0.010% to be repurchased
at $24,467,027 on 4-1-13, collateralized by
$24,990,000 Federal Home Loan Mortgage
Corp., 1.600% due 1-9-20 (valued at
$24,958,763, including interest)		$24,467,000	24,467,000

Total investments (Cost $931,429,875)† 102.3%		$1,042,709,646

Other assets and liabilities, net (2.3%)			($23,796,802)

Total net assets 100.0%		$1,018,912,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	Strategic Growth Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-13.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $932,440,760. Net unrealized appreciation aggregated $110,268,886, of which $126,822,690 related to appreciated investment securities and $16,553,804 related to depreciated investment securities.

See notes to financial statements	Annual report | Strategic Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $922,429,205) including
$8,820,716 of securities loaned	$1,033,707,252
Investments in affiliated issuers, at value (Cost $9,000,670)	9,002,394

Total investments, at value (Cost $931,429,875)	1,042,709,646
Cash	132,626
Receivable for fund shares sold	3,300
Dividends and interest receivable	804,897
Receivable for securities lending income	2,593
Receivable due from advisor	1,277
Other receivables and prepaid expenses	22,652

Total assets	1,043,676,991

Liabilities

Payable for investments purchased	15,005,361
Payable for fund shares repurchased	513,080
Payable upon return of securities loaned	9,004,725
Payable to affiliates
Accounting and legal services fees	46,648
Transfer agent fees	765
Trustees’ fees	800
Other liabilities and accrued expenses	192,768

Total liabilities	24,764,147

Net assets	1,018,912,844

Net assets consist of

Paid-in capital	$911,369,707
Undistributed net investment income	3,376,483
Accumulated net realized gain (loss) on investments	(7,113,117)
Net unrealized appreciation (depreciation) on investments	111,279,771

Net assets	$1,018,912,844

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($5,004,809 ÷ 396,531 shares)[1]	$12.62
Class I ($796,425 ÷ 62,879 shares)	$12.67
Class NAV ($1,013,111,610 ÷ 79,987,784 shares)	$12.67

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.28

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Strategic Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,798,225
Securities lending	55,286
Interest	5,487
Less foreign taxes withheld	(8,060)

Total investment income	12,850,938

Expenses

Investment management fees	6,146,495
Distribution and service fees	11,953
Accounting and legal services fees	179,693
Transfer agent fees	8,068
Trustees’ fees	36,069
State registration fees	53,253
Printing and postage	3,698
Professional fees	81,795
Custodian fees	95,058
Registration and filing fees	176,028
Other	15,793

Total expenses	6,807,903
Less expense reductions	(55,545)

Net expenses	6,752,358

Net investment income	6,098,580

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(7,085,998)
Investments in affiliated issuers	(4,055)
(7,090,053)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	69,799,448
Investments in affiliated issuers	1,724
69,801,172
Net realized and unrealized gain	62,711,119

Increase in net assets from operations	$68,809,699

See notes to financial statements	Annual report | Strategic Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	3-31-13	3-31-12[1]

Increase (decrease) in net assets

From operations
Net investment income	$6,098,580	$96,757
Net realized gain (loss)	(7,090,053)	2,600,980
Change in net unrealized appreciation (depreciation)	69,801,172	41,478,599

Increase in net assets resulting from operations	68,809,699	44,176,336

Distributions to shareholders
From net investment income
Class A	—	(181)
Class I	(687)	(25)
Class NAV	(2,794,360)	(24,845)
From net realized gain
Class A	(11,944)	—
Class I	(1,468)	—
Class NAV	(2,610,928)	—

Total distributions	(5,419,387)	(25,051)

From Fund share transactions	616,312,525	295,058,722

Total increase	679,702,837	339,210,007

Net assets

Beginning of year	339,210,007	—[2]

End of year	$1,018,912,844	$339,210,007

Undistributed net investment income	$3,376,483	$73,246

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Initial seed capital of $2,000,000 is included in Fund share transactions for the period ended 3-31-12.

18	Strategic Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.14	$10.00
Net investment income (loss)[2]	0.02	(0.01)
Net realized and unrealized gain on investments	0.49	2.15
Total from investment operations	0.51	2.14
Less distributions
From net investment income	—	—[3]
From net realized gain	(0.03)	—
Total distributions	(0.03)	—[3]
Net asset value, end of period	$12.62	$12.14
Total return (%)[4,5]	4.25	21.41[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.05[7]
Expenses net of fee waivers	1.30	1.30[7]
Net investment income (loss)	0.18	(0.32)[7]
Portfolio turnover (%)	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Annual report | Strategic Growth Fund	19

CLASS I SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.16	$10.00
Net investment income[2]	0.06	—[3]
Net realized and unrealized gain on investments	0.50	2.16
Total from investment operations	0.56	2.16
Less distributions
From net investment income	(0.02)	—[3]
From net realized gain	(0.03)	—
Total distributions	(0.05)	—[3]
Net asset value, end of period	$12.67	$12.16
Total return (%)[4]	4.62	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.88	11.44[7]
Expenses net of fee waivers	0.94	0.94[7]
Net investment income	0.51	0.14[7]
Portfolio turnover (%)	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS NAV SHARES Period ended	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.16	$10.00
Net investment income[2]	0.08	—[3]
Net realized and unrealized gain on investments	0.50	2.16
Total from investment operations	0.58	2.16
Less distributions
From net investment income	(0.04)	—[3]
From net realized gain	(0.03)	—
Total distributions	(0.07)	—[3]
Net asset value, end of period	$12.67	$12.16
Total return (%)[4]	4.80	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,013	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.85[6]
Expenses net of fee waivers	0.78	0.85[6]
Net investment income	0.71	0.15[6]
Portfolio turnover (%)	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

20	Strategic Growth Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Annual report | Strategic Growth Fund	21

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $2,135. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

22	Strategic Growth Fund | Annual report

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2013, the Fund has $6,102,232 of long-term capital loss carryforward available to offset future net realized capital gains, with no expiration.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2013 and the period ended March 31, 2012 was as follows:

	MARCH 31, 2013	MARCH 31, 2012

Ordinary Income	$5,419,387	$25,051

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2013, the components of distributable earnings on a tax basis consisted of $3,376,483 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Annual report | Strategic Growth Fund	23

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.700% of the next $500,000,000; (c) 0.675% of the next $500,000,000; and (d) 0.650% of the Fund’s average daily net assets in excess of $1,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and short dividend expense. For Class A and Class I shares, this expense limitation shall remain in effect through June 30, 2014, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $28,373 and $27,172 for Class A and Class I shares, respectively, for the year ended March 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to a net effective rate of 0.71% annualized of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A of distribution and service fees under the arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,732 for the year ended March 31, 2013. Of this amount, $4,162 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,512 was paid as sales commissions to broker-dealers and $58 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

24	Strategic Growth Fund | Annual report

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$11,953	$7,483	$26,648	$2,865
Class I	—	585	26,605	833
Total	$11,953	$8,068	$53,253	$3,698

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund’s shares for the year ended March 31, 2013 and for the period ended March 31, 2012 were as follows:

		Year ended 3-31-13	Period ended 3-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	202,152	$2,399,453	251,934	$2,626,907
Distributions reinvested	478	5,596	—	—
Repurchased	(56,936)	(671,858)	(1,097)	(12,000)

Net increase	145,694	$1,733,191	250,837	$2,614,907

Annual report | Strategic Growth Fund	25

		Year ended 3-31-13	Period ended 3-31-12[1]
	Shares	Amount	Shares	Amount
Class I shares

Sold	38,731	$471,183	36,936	$425,659
Distributions reinvested	142	1,672	—	—
Repurchased	(12,930)	(148,049)	—	—

Net increase	25,943	$324,806	36,936	$425,659

Class NAV shares

Sold	53,490,022	$627,632,168	27,607,188	$291,993,311
Distributions reinvested	460,809	5,405,288	2,424	24,845
Repurchased	(1,572,659)	(18,782,928)	—	—

Net increase	52,378,172	$614,254,528	27,609,612	$292,018,156

Net increase	52,549,809	$616,312,525	27,897,385	$295,058,722

1 Period from 12-19-11 (commencement of operations) to 3-31-12.

Affiliates of the Trust owned 48%, 16% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on March 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,433,125,897 and $817,005,635, respectively, for the year ended March 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended March 31, 2013, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	14.1%
John Hancock Lifestyle Balanced Portfolio	30.2%
John Hancock Lifestyle Growth Portfolio	38.2%
John Hancock Lifestyle Moderate Portfolio	6.9%

26	Strategic Growth Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Strategic Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Growth Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 19, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

Annual report | Strategic Growth Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

28	Strategic Growth Fund | Annual report

Special Shareholder Meeting

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Strategic Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | Strategic Growth Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

30	Strategic Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Strategic Growth Fund	31

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

32	Strategic Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Strategic Growth Fund	33

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee

†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Strategic Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	393A 3/13
MF138238	5/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2013	March 31, 2012

Core High Yield Fund	$57,334	$55,320

Disciplined Value Fund	32,825	32,818

Disciplined Value Mid Cap Fund	34,515	31,069

International Value Equity Fund	33,759	31,237

Leveraged Companies Fund	39,887	37,389

Rainier Growth Fund	37,444	35,621

Small Cap Opportunities Fund	31,439	30,667

Small Company Fund	40,511	41,255

Strategic Growth Fund	29,518	28,900

Total	$337,232	$324,276

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	March 31, 2013	March 31, 2012

Core High Yield Fund	$738	$746

Disciplined Value Fund	738	746

Disciplined Value Mid Cap Fund	738	746

International Value Equity Fund	738	746

Leveraged Companies Fund	738	746

Rainier Growth Fund	738	746

Small Cap Opportunities Fund	738	746

Small Company Fund	738	746

Strategic Growth Fund	738	746

Total	$6,642	$6,714

Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended March 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended March 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2013	March 31, 2012

Core High Yield Fund	$4,300	$4,175

Disciplined Value Fund	2,380	2,310

Disciplined Value Mid Cap Fund	2,675	2,597

International Value Equity Fund	4,018	3,901

Leveraged Companies Fund	1,138	1,105

Rainier Growth Fund	1,879	1,824

Small Cap Opportunities Fund	2,590	2,514

Small Company Fund	2,590	2,514

Strategic Growth Fund	3,502	3,400

Total	$25,072	$24,340

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates amounted to the following:

Fund	March 31, 2013	March 31, 2012

Core High Yield Fund	$414	$246

Disciplined Value Fund	167	393

Disciplined Value Mid Cap Fund	167	393

International Value Equity Fund	414	1,505

Leveraged Companies Fund	271	3,247

Rainier Growth Fund	167	394

Small Cap Opportunities Fund	271	247

Small Company Fund	167	394

Strategic Growth Fund	167	395

Total	$2,205	$7,214

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $2,730,499 for the fiscal year ended March 31, 2013 and $3,129,868 for the fiscal year ended March 31, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 22, 2013